                                                        '33 ACT FILE NO. 33-7094
                                                       '40 ACT FILE NO. 811-3365

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                      PRE-EFFECTIVE AMENDMENT NO. ____           / /

                       POST-EFFECTIVE AMENDMENT NO. 26           /X/

                                     AND/OR

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940


                              AMENDMENT NO. 82                   /X/
                        (CHECK APPROPRIATE BOX OR BOXES.)


                     SECURITY FIRST LIFE SEPARATE ACCOUNT A
                     --------------------------------------
                           (EXACT NAME OF REGISTRANT)

                      SECURITY FIRST LIFE INSURANCE COMPANY
                     --------------------------------------
                               (NAME OF DEPOSITOR)

           11365 WEST OLYMPIC BOULEVARD, LOS ANGELES, CALIFORNIA 90064
           -----------------------------------------------------------
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (310) 312-6100
                                                           --------------

                               RICHARD C. PEARSON
                    SENIOR VICE PRESIDENT AND GENERAL COUNSEL
                      SECURITY FIRST LIFE INSURANCE COMPANY
           11365 WEST OLYMPIC BOULEVARD, LOS ANGELES, CALIFORNIA 90064
           -----------------------------------------------------------
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE SPACE)


     X    IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485
   -----


          ON MAY 1, 1997 PURSUANT TO PARAGRAPH (b) OF RULE 485
   -----
          60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) OF RULE 485
   -----
          ON [DATE] PURSUANT TO PARAGRAPH (a) OF RULE 485
   -----

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

          THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A
   -----
          PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.


THE COMPANY HAS ELECTED PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940 TO REGISTER AN INDEFINITE NUMBER OF SECURITIES. THE MOST RECENT RULE 24f-2 NOTICE WAS FILED ON FEBRUARY 27, 1997.

                     SECURITY FIRST LIFE SEPARATE ACCOUNT A

                              Cross Reference Sheet
                   Part A - Prospectuses for Combination Fixed
                and Variable and Variable only Annuity Contracts

        Item Number in Form N-4                         Caption in Prospectus
        -----------------------                         ---------------------
1.      Cover Page                                      Cover Page

2.      Definitions                                     Glossary

3.      Synopsis                                        Summary of the Contracts

4.      Condensed Financial Information                 Condensed Financial Information; Performance;
                                                        Financial Information

5.      General Description of Registrant,              Description of Security First Life Insurance
        Depositor, and Portfolio Companies              Company, The General Account, The Separate Account
                                                        and The Funds; Voting Rights; Servicing Agent

6.      Deductions and Expenses                         Contract Charges

7.      General Description of Variable Annuity         Description of the Contracts; Accumulation Period;
        Contracts                                       Annuity Benefits

8.      Annuity Period                                  Annuity Benefits

9.      Death Benefit                                   Death Benefits

10.     Purchases and Contract Value                    Description of the Contracts; Accumulation Period;
                                                        Principal Underwriter

11.     Redemptions                                     Accumulation Period

12.     Taxes                                           Federal Income Tax Status

13.     Legal Proceedings                               Legal Proceedings

14.     Table of Contents of the Statement of           Table of Contents of Statement of
        Additional Information                          Additional Information

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

15.     Cover Page                                      Cover Page

16.     Table of Contents                               Table of Contents

17.     General Information and History                 The Insurance Company; The Separate Account; The
                                                        Funds

18.     Services                                        Servicing Agent; Safekeeping of Securities;
                                                        Independent Public Accountant; Legal Matters

19.     Purchase of Securities Being Offered            Purchase of Securities Being Offered

20.     Underwriters                                    Underwriters, Distribution of the Contracts

21.     Calculation of Performance Data                 Calculation of Performance Data

22.     Annuity Payments                                Annuity Payments

23.     Financial Statements                            Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this registration statement.

                     SECURITY FIRST LIFE SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

                          INDIVIDUAL FLEXIBLE PAYMENT
                      FIXED AND VARIABLE ANNUITY CONTRACTS

                     Security First Life Insurance Company
                          11365 West Olympic Boulevard
                         Los Angeles, California 90064
--------------------------------------------------------------------------------


The individual flexible payment, Fixed and Variable Annuity Contracts (the "Contracts") described in this Prospectus are issued by Security First Life Insurance Company ("Security First Life"). The Contracts are designed to provide Annuity benefits in connection with required distributions from retirement plans that qualify under the Internal Revenue Code of 1986, as amended (the "Code"). The Contracts may also be used to provide Annuity benefits prior to any mandatory distributions and also in connection with retirement plans which are not qualified under the Code.



Eleven Funds constitute the underlying investment medium for the Contracts: (i) the Money Market Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio of the Variable Insurance Products Fund; (ii) the Asset Manager Portfolio, Contrafund Portfolio and Index 500 Portfolio of the Variable Insurance Products Fund II; (iii) the Virtus U.S. Government Income Series and
T. Rowe Price Growth and Income Series of the Security First Trust and (iv) the Small Capitalization Portfolio of The Alger American Fund.



This Prospectus sets forth information a prospective investor should know before investing. Additional information about the Contracts has been filed with the Securities and Exchange Commission ("SEC") in a Statement of Additional Information, dated May 1, 1997, which information is incorporated herein by reference and is available without charge upon written request to Security First Life Insurance Company, P.O. Box 92193, Los Angeles, California 90009 or by telephoning 1(800) 284-4536.


The table of contents of the Statement of Additional Information appears on page 23 of the Prospectus.
--------------------------------------------------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING OF SHARES OF ANY UNDERLYING FUND FOR WHICH A CURRENT PROSPECTUS HAS NOT BEEN RECEIVED AND IN NO EVENT WILL DESIGNATION OF AN UNDERLYING FUND FOR WHICH A CURRENT PROSPECTUS HAS NOT BEEN RECEIVED BE PERMITTED UNLESS THE OWNER RECEIVES SUCH A PROSPECTUS.

PLEASE READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                                IMPORTANT NOTICE
ANNUITIES, MUTUAL FUNDS, AND OTHER INVESTMENTS ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS, OBLIGATIONS, OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------


Prospectus dated May 1, 1997                                   SF 135 R2C (5/97)

                               TABLE OF CONTENTS


                                                                                                    PAGE
                                                                                                    ----
Glossary..........................................................................................    3
Summary of the Contracts..........................................................................    4
Fee Tables........................................................................................    6
Condensed Financial Information...................................................................    9
Performance.......................................................................................   10
Financial Information.............................................................................   10
Description of Security First Life Insurance Company, The General Account
  The Separate Account and The Funds..............................................................   10
    The Insurance Company.........................................................................   10
    The General Account...........................................................................   10
    The Separate Account..........................................................................   10
    The Funds.....................................................................................   11
Principal Underwriter.............................................................................   12
Servicing Agent...................................................................................   12
Custody of Securities.............................................................................   13
Contract Charges..................................................................................   13
    Premium Taxes.................................................................................   13
    Surrender Charges.............................................................................   13
    Administration Fees...........................................................................   14
    Mortality and Expense Risk Charge.............................................................   14
    Free Look Period..............................................................................   14
Description of the Contracts......................................................................   14
    Assignment....................................................................................   14
    Purchase Payments.............................................................................   15
    Transfers.....................................................................................   15
    Dollar Cost Averaging.........................................................................   15
    Reallocation Election.........................................................................   15
    Modification of the Contracts.................................................................   15
Accumulation Period...............................................................................   16
    Crediting Accumulation Units in the Separate Account..........................................   16
    Separate Account Accumulation Unit Current Values.............................................   16
    Net Investment Factor.........................................................................   16
    Surrender from the Separate Account...........................................................   16
    Statement of Account..........................................................................   16
Annuity Benefits..................................................................................   17
    Variable Annuity Payments.....................................................................   17
    Assumed Investment Return.....................................................................   17
    Election of Annuity Date and Form of Annuity..................................................   17
    Frequency of Payment..........................................................................   18
    Level Payments Varying Annually...............................................................   18
    Annuity Unit Values...........................................................................   19
Death Benefits....................................................................................   19
    Death Before the Annuity Date.................................................................   19
    Death After the Annuity Date..................................................................   20
Federal Income Tax Status.........................................................................   20
    Qualified Contracts...........................................................................   20
    Non-Qualified Contracts.......................................................................   21
    Withholding...................................................................................   21
    Obtaining Tax Advice..........................................................................   22
Voting Rights.....................................................................................   22
Legal Proceedings.................................................................................   22
Additional Information............................................................................   22
Table of Contents of Statement of Additional Information..........................................   23


No person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer described herein and, if given or made, such information or representations must not be relied upon as having been authorized. This Prospectus does not constitute an offer in any jurisdiction to any person to whom such offer would be unlawful therein.

                                    GLOSSARY

As used in this Prospectus, these terms have the following meanings:

ACCUMULATION UNIT -- A measuring unit used to determine the value of an Owner's interest in a Separate Account Series under a Contract at any time before Annuity Payments commence.

ANNUITANT -- The person on whose life Annuity payments under a Contract are based.

ANNUITY -- A series of income payments made to an Annuitant for a defined period of time.

ANNUITY DATE -- The date on which Annuity payments begin.

ANNUITY UNIT -- A measuring unit used to determine the amount of Variable Annuity payments based on a Separate Account Series under a Contract after such payments have commenced.

ASSUMED INVESTMENT RETURN -- The investment rate selected by the Annuitant for use in determining the Variable Annuity payments.

BENEFICIARY -- The person who has the right to a Death Benefit upon the death of the Owner.

BUSINESS DAY -- Each Monday through Friday except for days the New York Stock Exchange is not open for trading.

CONTRACT -- The agreement between Security First Life and the Contract Owner covering the rights of the Owner.

CONTRACT DATE -- The date an Owner's Contract is issued.

CONTRACT VALUE -- The sum of the Owner's interest in the Separate Account Series and the Owner's interest in the General Account. The Owner's interest in the Separate Account Series is the sum of the values of the Accumulation Units. The Owner's interest in the General Account is the accumulated value of the amounts allocated to the General Account plus the interest credited thereon as guaranteed in the Contract, less any prior withdrawals and/or amounts applied to Annuity options.

CONTRACT YEAR -- A 12-month period starting on the Contract Date and on each anniversary thereof.

FIXED ANNUITY -- An Annuity providing guaranteed level payments. Such payments are not based upon the investment experience of the Separate Account.

FREE WITHDRAWAL AMOUNT -- The amount of the first surrender in a Contract Year which may be surrendered without incurring a surrender charge.

FUND -- A diversified, open-end management investment company, or series thereof, registered under the Investment Company Act of 1940 ("1940 Act") which serves as the underlying investment medium for a Series in the Separate Account.

GENERAL ACCOUNT -- All assets of Security First Life other than those in the Separate Account or any of its other segregated asset accounts.

NORMAL ANNUITY DATE -- The first day of the month coincident with or next following the anniversary of the Contract Date nearest the Annuitant's 85th birthday, or the 10th anniversary, if later.

OWNER -- The person who has title to the Contract.

PURCHASE PAYMENT -- The amounts paid to Security First Life in order to provide benefits under the Contract.

SEPARATE ACCOUNT -- The segregated asset account entitled "Security First Life Separate Account A" which has been established by Security First Life pursuant to Delaware law to receive and invest amounts allocated and to provide Variable Annuity benefits under the Contracts. The Separate Account is registered as a unit investment trust under the 1940 Act.

SERIES -- The Accumulation Unit values and Annuity Unit values maintained separately for each Fund whose securities are owned by the Separate Account.

VALUATION DATE -- Any Business Day used by the Separate Account to determine the value of part or all of its assets for purposes of determining Accumulation and Annuity Unit values for the Contract. Accumulation Unit values will be determined each Business Day. There will be one Valuation Date in each calendar week for Annuity Unit values. Security First Life will establish the Valuation Date at its discretion, but until notice to the contrary is given, that date will be the last Business Day in a week.

VALUATION PERIOD -- The period of time from one Valuation Date through the next Valuation Date.

VARIABLE ANNUITY -- An Annuity providing payments which will vary annually in accordance with the net investment experience of the applicable Separate Account Series.

                            SUMMARY OF THE CONTRACTS

THE CONTRACTS

    The Contracts may be issued to plans qualifying for special tax treatment ("Qualified Contracts"), such as individual retirement annuities, Section 403(b) tax-sheltered annuities, Section 457 deferred compensation plans, money purchase pension plans and profit sharing plans. (See "Qualified Contracts," page 20.) The Contracts may also be issued pursuant to retirement plans that do not qualify for special tax treatment ("Non-Qualified Contracts") and to individuals seeking to accumulate funds for retirement whether or not such individuals are otherwise participating in qualified or non-qualified retirement plans. This Prospectus is intended to serve as a disclosure document for the variable portion of the Contracts only.

PURCHASE PAYMENTS



    Purchase Payments under the Contracts are made to the General Account, the Separate Account or allocated between them, provided that purchase payments allocated to the Separate Account will be initially allocated to the Money Market Portfolio for the Free Look Period. (See "Free Look Period," page 14.) The minimum initial Purchase Payment is $1,000 and each additional Purchase Payment must be at least $100 ($500 initial purchase payment and $100 additional payment for IRA's). There is no initial sales charge, however, certain charges and deductions will be made to the Contract Value. (See "Contract Charges," page 13.) Amounts allocated to the Separate Account may be transferred among the Series at any time and any number of times and may be transferred to the General Account at any time before being applied to a Variable Annuity option. Amounts allocated to the General Account may be transferred to the Separate Account only to be applied to a Variable Annuity option. (See "Transfers," page 15.)


SEPARATE ACCOUNT


    Pursuant to the Participant's designation, Purchase Payments allocated to the Separate Account are invested at net asset value in Accumulation Units of one or more of eleven series, each of which consists of the shares of a different Fund. The Funds presently consist of the Money Market Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio of the Variable Insurance Products Fund, the Asset Manager Portfolio, Contrafund Portfolio, and Index 500 Portfolio of the Variable Insurance Products Fund II, the Virtus U.S. Government Income Series, Bond Series and the T. Rowe Price Growth and Income Series of the Security First Trust, and the Small Capitalization Portfolio of The Alger American Fund. The investment adviser of the Variable Insurance Products Fund and the Variable Insurance Products Fund II is Fidelity Management & Research Company ("FMR"). The investment adviser and manager of Security First Trust is Security First Investment Management Corporation ("Security Management"). T. Rowe Price Associates, Inc., ("Price Associates") is subadvisor to Security Management with respect to the Bond Series and T. Rowe Price Growth and Income Series and Virtus Capital Management, Inc. ("Virtus") is the subadvisor for the Virtus U.S. Government Income Series of Security First Trust. The Small Capitalization Portfolio of The Alger American Fund is managed and advised by Fred Alger Management, Inc. ("Alger Management"). (See "The Separate Account," page 10 and "The Funds," page 11.)


CHARGES AND DEDUCTIONS

    An administration fee will be deducted daily from the Owner's interest in the Separate Account in the amount of .00041% (.15% per annum). (See "Administration Fees," page 14.)


    Daily deductions will be made for mortality and expense risks in the amount of .003425% (1.25% per annum). (See "Mortality and Expense Risk Charge," page 14.)


    A surrender charge (contingent deferred sales charge) may be deducted in the event the Owner requests a full or partial surrender from the Separate Account. The surrender charge is based on a graduated table of charges starting at 7% of a Purchase Payment and amounts credited respecting such payment in the first year from receipt and decreasing 1% per year so that no charge is made with respect to a Purchase Payment and amounts credited thereon which was received seven or more years before the surrender. No charge will be made for that part of the first surrender in a Contract Year that does not exceed 10% of the Owner's interest in the Separate Account and 10% of his or her interest in the General Account. (See "Surrender Charges," page 13.)

    Premium taxes payable to any state or other governmental agency with respect to the Owner's Account may be deducted on or after the date they were incurred. Premium taxes currently range from 0% to 2.35% (3.50% in Nevada). Until further notice, Security First Life will deduct premium taxes upon annuitization. (See "Premium Taxes," page 13.)

FREE LOOK PERIOD

    At any time within ten days (or such longer period as required by state law) after the receipt of the Contract it may be returned for cancellation and a full refund of all Purchase Payments or, if required by state law, the greater of the Purchase Payments or the account value. (See "Free Look Period," page 14).

VARIABLE ANNUITY PAYMENTS

    Monthly Annuity payments will start on the Annuity Date. The Owner selects the Annuity Date, an Annuity payment option, and an assumed investment return. Any of these selections may be changed prior to the Annuity Date. The Variable Annuity payment will vary annually based on a comparison of the assumed investment returns with the investment experience of the Series in which the Contract Value is invested. (See "Variable Annuity Payments," page 17.)

    If Annuity payments from any one Series would be less than $50, Security First Life reserves the right to change the frequency of the payments from that Series to such intervals as will result in payments of at least $50 from each Series. (See "Frequency of Payment," page 18.)

SURRENDER

    An Owner may surrender, before the Annuity Date, all or part of his or her Contract Value. However, no partial surrender is permitted if it would reduce the Owner's interest in any Series or the General Account to less than $500, unless the entire amount allocated to that Series or the General Account is being surrendered. A surrender charge may be assessed. (See "Surrender Charges," page 13.) In addition, the earnings surrendered will be taxed as ordinary income and may be subject to a penalty tax under the Code. (See "Federal Income Tax Status," page 20.) Certain restrictions are applicable to surrender from Contracts funding retirement plans qualified for special tax treatment under the Code. (See "Qualified Contracts," page 20.)

DEATH BENEFIT

    Unless otherwise restricted, in the event of the Owner's death prior to the Annuity Date, the designated Beneficiary may elect either to receive a death benefit in a lump sum or to apply the death benefit under certain of the available optional Annuity forms contained in the Contract. The death benefit is the greater of: (i) Purchase Payments reduced by amounts applied to partial withdrawals or annuity income; (ii) the Contract Value at settlement or (iii) if the Contract is issued on or before the date the Owner attains age 70, the greater of the Contract Value on the seventh anniversary of the Contract Date or each fifth anniversary thereafter, in each case reduced by amounts subsequently applied to partial withdrawals or annuity income (see "Death Benefits," page
19).

                                   FEE TABLES

                        PARTICIPANT TRANSACTION EXPENSES

                                                   Years       Percentage
                                                ------------  ------------
              Deferred Sales Charge (as a
              percentage                        less than 1        7%
              of amounts accumulated with
                respect to                      1 but not 2        6%
              a purchase payment)               2 but not 3        5%
                                                3 but not 4        4%
                                                4 but not 5        3%
                                                5 but not 6        2%
                                                6 but not 7        1%
                                                7 or more          0%

                           SEPARATE ACCOUNT EXPENSES
                   (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE.
                   DEDUCTED DAILY FROM THE SEPARATE ACCOUNT.)
          Administration Fee                            .15% per annum
          Mortality and Expense Risk Fees              1.25% per annum
          Total Separate Account Annual Expenses       1.40% per annum

                              FUND ANNUAL EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)
                            (NET OF REIMBURSEMENT)2


                                                                                                           Small
                             Money Market    Equity-Income     Growth     Overseas    Asset Manager    Capitalization
                               Portfolio       Portfolio     Portfolio    Portfolio     Portfolio        Portfolio
                             -------------   -------------   ----------   ---------   --------------   -------------
(a) Management Fee.........       .21%           0.51%          0.61%       0.76%           .64%           0.85%
(b) Other Expenses.........      0.09%            .07%           .08%        .17%           .10%            .03%
(c) Total Annual
  Expenses.................       .30%            .58%           .69%        .93%           .74%            .88%



                                                               Virtus                    T. Rowe
                                                             U.S. Govt.                   Price
                              Contrafund       Index 500       Income       Bond         Growth &
                               Portfolio      Portfolio*       Series      Series     Income Series
                             -------------   -------------   ----------   ---------   --------------
(a) Management Fee.........      0.61%            .13%           .47%       0.50%          0.50%
(b) Other Expenses.........       .13%            .15%           .23%        .40%           .14%
(c) Total Annual
  Expenses.................       .74%           0.28%          0.70%        .90%           .64%


--------------------------------------------------------------------------------
  * Effective August 27, 1992 (commencement of operations), the Portfolio's investment advisor voluntarily agreed to limit expenses to .28% of average net assets.

EXAMPLES


                                    CONDITIONS
   SEPARATE     A PARTICIPANT WOULD PAY THE FOLLOWING EXPENSES ON A                TIME PERIODS
    ACCOUNT       $1,000 INVESTMENT ASSUMING 5% ANNUAL RETURN ON        ----------------------------------
    SERIES                            ASSETS:                           1 YEAR  3 YEARS  5 YEARS  10 YEARS
--------------- ---------------------------------------------------     ------  -------  -------  --------
Money Market    (a) upon surrender at the end of the stated time    (a)  $ 82    $ 103    $ 124     $201
Portfolio           period
                (b) if the Certificate WAS NOT surrendered          (b)    17       54       92      201
--------------- --------------------------------------------------- ----------  -------  -------  --------
Equity Income   SAME                                                (a)    85      111      138      231
Portfolio
                                                                    (b)    20       62      107      231
--------------- ---------------------------------------------------     ------  -------  -------  --------
Growth          SAME                                                (a)    86      115      144      242
Portfolio
                                                                    (b)    21       65      112      242
--------------- ---------------------------------------------------     ------  -------  -------  --------
Overseas        SAME                                                (a)    88      121      155      267
Portfolio
                                                                    (b)    24       73      125      267
--------------- ---------------------------------------------------     ------  -------  -------  --------
Asset Manager   SAME                                                (a)    87      116      146      247
Portfolio
                                                                    (b)    22       67      115      247
--------------- ---------------------------------------------------     ------  -------  -------  --------
Contrafund      SAME                                                (a)    87      116      146      247
Portfolio
                                                                    (b)    22       67      115      247
--------------- ---------------------------------------------------     ------  -------  -------  --------
Index 500       SAME                                                (a)    82      103      123      199
Portfolio
                                                                    (b)    17       53       91      199
--------------- ---------------------------------------------------     ------  -------  -------  --------
Virtus U.S.     SAME                                                (a)    86      115      144      243
Govt. Income
Series
                                                                    (b)    21       66      113      243
--------------- ---------------------------------------------------     ------  -------  -------  --------
Bond Series     SAME                                                (a)    88      121      154      264
                                                                    (b)    23       72      123      264
--------------- ---------------------------------------------------     ------  -------  -------  --------
T. Rowe Price   SAME                                                (a)    86      113      141      237
Growth & Income
Series
                                                                    (b)    21       64      110      237
--------------- ---------------------------------------------------     ------  -------  -------  --------
Small           SAME                                                (a)    88      120      153      262
Capitalization
Portfolio
                                                                    (b)    23       71      122      262
--------------- ---------------------------------------------------     ------  -------  -------  --------


                     EXPLANATION OF FEE TABLE AND EXAMPLES

1. The purpose of the foregoing tables and examples is to assist the Owner in understanding the various costs and expenses that he or she will bear directly or indirectly. The table reflects expenses of the Separate Account as well as the underlying Funds. For additional information see "Contract Charges," beginning on page 13.

2. The investment advisers to the Index 500 Portfolio and the Virtus U.S. Government Income Series voluntarily reimbursed certain expenses of these Funds. If there had been no reimbursement, total expenses would have been 0.43% and 1.13%, respectively. (See the Variable Insurance Products Fund II and Security First Trust prospectuses for more information).


3. Premium taxes are not reflected. Presently, premium taxes ranging from 0% to 2.35% (3.50% in Nevada) may be deducted from each Purchase Payment or upon annuitization. However, Security First Life presently deducts premium tax only from amounts annuitized.

4. NEITHER THE TABLE NOR THE EXAMPLES ARE REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                        CONDENSED FINANCIAL INFORMATION

    The following table sets forth condensed financial information on Accumulation Units respecting contracts issued under this prospectus through the Separate Account. The information is derived from the financial statements of the Separate Account which have been audited by Ernst & Young LLP, the Separate Account's independent auditors. The information should be read in conjunction with the financial statements, related notes and other financial information in the Statement of Additional Information.


                                Twelve   Twelve   Twelve   Twelve   Twelve    Twelve      Five      Twelve    Twelve     Twelve
                                Months   Months   Months   Months   Months    Months     Months     Months    Months     Months
                                 Ended    Ended    Ended    Ended    Ended     Ended      Ended     Ended      Ended      Ended
    Separate Account Series     7/31/88  7/31/89  7/31/90  7/31/91  7/31/92   7/31/93   12/31/93   12/31/94  12/31/95   12/31/96
------------------------------- -------  -------  -------  -------  -------  ---------  ---------  --------  ---------  ---------
Series B (Bond Series)
 Beg. AUV $....................   4.97     5.21     5.77     5.90     6.27        7.07       7.66     7.78       7.42       8.55
 End. AUV $....................   5.21     5.77     5.90     6.27     7.07        7.66       7.78     7.42       8.55       8.68
 End. No. Non-Qualified AUs....  8,795   14,195   35,914   29,408   34,855      45,488     45,035   35,534     45,117     69,877
 End. No. Qualified AUs........ 33,998   60,665   129,756  167,461  165,862    227,551    255,421   52,134     61,437    100,373

Series G (T. Rowe Price Growth
 and Income Series)
 Beg. AUV $....................   5.57     5.23     6.96     6.26     6.84        7.70       8.27     8.70       8.85      11.46
 End. AUV $....................   5.23     6.96     6.26     6.84     7.70        8.27       8.70     8.85      11.46      13.77
 End. No. Non-Qualified AUs.... 91,611   122,310  152,193  103,701  121,098    157,339    170,454  179,634    219,556    386,916
 End. No. Qualified AUs........ 21,057   120,735  396,570  598,731  826,262  1,300,789  1,510,626  265,635    318,557    482,496

Series FA (Asset Manager)
 Beg. AUV $ (5/13/93)..........                                                   5.00       5.15     5.62       5.21       6.02
 End. AUV $....................                                                   5.15       5.62     5.21       6.02       6.87
 End. No. Non-Qualified AUs....                                                 14,874    297,065  639,669    636,600    777,592
 End. No. Qualified AUs........                                                 14,679    233,747  881,502   1,048,666  1,250,934

Series FG (Growth Portfolio)
 Beg. AUV $ (5/24/93)..........                                                   5.00       5.06     5.40       5.33       7.13
 End. AUV $....................                                                   5.06       5.40     5.33       7.13       8.08
 End. No. Non-Qualified AUs....                                                  6,333     68,333  220,859    369,778    694,471
 End. No. Qualified AUs........                                                  6,703     69,326  351,616    691,102    936,136

Series FI (Index 500 Portfolio)
 Beg. AUV $ (6/30/93)..........                                                   5.00       4.97     5.20       5.19       7.04
 End. AUV $....................                                                   4.97       5.20     5.19       7.04       8.54
 End. No. Non-Qualified AUs....                                                     --      9,764   31,543     73,445    337,427
 End. No. Qualified AUs........                                                  2,334      8,392   30,822    120,370    428,500

Series FO (Overseas Portfolio)
 Beg. AUV $ (5/24/93)..........                                                   5.00       5.12     5.64       5.67       6.14
 End. AUV $....................                                                   5.12       5.64     5.67       6.14       6.86
 End. No. Non-Qualified AUs....                                                     --     11,178   82,312     71,276    147,181
 End. No. Qualified AUs........                                                    491      8,248  107,910    146,405    204,998

Series FM (Money Market
 Portfolio)
 Beg. AUV $ (1/1/94)...........                                                                       5.00       5.16       5.40
 End. AUV $....................                                                                       5.16       5.40       5.62
 End. No. Non-Qualified AUs....                                                                     47,324    177,174    667,110
 End. No. Qualified AUs........                                                                      9,656    326,232    622,087
 Yield.........................                                                                      4.45%      3.95%      3.98%

Series FE (Equity-Income
 Portfolio)
 Beg. AUV $ (5/25/95)..........                                                                                  5.00       6.13
 End. AUV $....................                                                                                  6.13       6.93
 End No. Non-Qualified AUs.....                                                                                48,543    389,764
 End No. Qualified AUs.........                                                                                82,578    451,605

Series FC (Contrafund
 Portfolio)
 Beg. AUV $ (5/16/95)..........                                                                                  5.00       6.29
 End. AUV $....................                                                                                  6.29       7.54
 End. No. Non-Qualified AUs....                                                                                98,145    427,465
 End. No. Qualified AUs........                                                                               143,884    530,576

Series Su (Virtus U.S. Govt.
 Income Series)
 Beg. AUV $ (5/25/95)..........                                                                                  5.00       5.43
 End. AUV $....................                                                                                  5.43       5.56
 End. No. Non-Qualified AUs....                                                                                 8,806     35,598
 End. No. Qualified AUs........                                                                                10,909    186,466

Series AS (Small Cap.
 Portfolio)
 Beg. AUV $ (5/22/95)..........                                                                                  5.00       6.54
 End. AUV $....................                                                                                  6.54       6.73
 End. No. Non-Qualified AUs....                                                                               115,588    454,671
 End. No. Qualified AUs........                                                                               160,410    517,158


---------------

AUV -- Accumulation Unit Value
AUs  -- Accumulation Units

                                  PERFORMANCE

    Security First Life may from time to time advertise the yield and effective yield on the Series invested in the Money Market Portfolio of the Separate Account and the average annual total returns for the other Series of the Separate Account. Yields and average annual total returns are determined in accordance with the methods of computation set forth by the SEC in the Form N-4 Registration Statement and are more particularly described in the Statement of Additional Information. Yields are expressed for a seven day period, and average annual total returns are expressed for at least one, five and ten year periods (or from inception if shorter).

    The yields of the Series invested in the Money Market Portfolio are determined based upon the change in the value of an outstanding unit in the Separate Account over a seven day period and annualizing the result. The computation takes into account recurring deductions from account values, but no deduction is made for surrender charges which may apply upon a full or partial surrender. These charges are described in "Surrender Charges," page 13. In the event of a surrender of the Contract, the imposition of surrender charges will have the effect of reducing the yield earned over the period of ownership.

    The computation of average annual total returns do take into consideration recurring charges and any non-recurring charges applicable to a Contract which is surrendered in full at the end of the stated holding period.

                             FINANCIAL INFORMATION

    Financial Statements of the Separate Account and Security First Life are contained in the Statement of Additional Information.

             DESCRIPTION OF SECURITY FIRST LIFE INSURANCE COMPANY,
            THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT AND THE FUNDS

THE INSURANCE COMPANY


    Security First Life is a stock life insurance company founded in 1960 and organized under the laws of the State of Delaware. Its principal executive offices are located at 11365 West Olympic Boulevard, Los Angeles, California 90064. Security First Life is a wholly-owned subsidiary of Security First Group, Inc. ("SFG"). The outstanding voting stock of SFG is owned by London Insurance Group, Inc., a Canadian insurance service corporation and publicly traded subsidiary of the Trilon Corporation of Toronto, Canada. Trilon Financial controls several major Canadian corporations including London Life Insurance Company. Security First Life is authorized to transact the business of life insurance, including annuities. Security First Life presently is licensed to do business in 49 states and the District of Columbia.


THE GENERAL ACCOUNT

    The General Account is made up of all the assets of Security First Life, other than those in the Separate Account and other segregated asset accounts. The Owner may allocate amounts to the General Account at the time of purchase or by subsequent transfers from the Separate Account. Amounts allocated to the General Account will be credited with interest on the basis of interest rates guaranteed or declared by Security First Life under the terms of the Contract. Instead of the Owner bearing the risk of fluctuations in the value of the assets as is the case for amounts invested in the Separate Account, Security First Life bears the full investment risk for amounts in the General Account. Security First Life has sole discretion to invest the assets of the General Account, subject to applicable law. The General Account provisions of the Contract are not intended to be offered by this Prospectus. Contract Owners are referred to the terms of the Contract itself for more information concerning these provisions.

THE SEPARATE ACCOUNT

    The Separate Account was established by Security First Life on May 29, 1980, in accordance with the provisions of the Delaware Insurance Code. It is registered as a unit investment trust under the 1940 Act. Registration with the SEC does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or Security First Life.

    The Separate Account and each Series therein are administered and accounted for as part of the general business of Security First Life, but the income and realized capital gains or losses of each Series are credited to or charged against the assets held for that Series in accordance with the terms of the Contracts. This is done without regard to the income, realized capital gains or losses of any other Series or the experience of Security First Life in any other business it may conduct. The assets within each Series are not chargeable with liabilities incurred by any other Series, or arising out of any other business Security First Life may conduct.

    All obligations arising under the Contracts, including the guarantee to make annuity payments, are general corporate obligations of Security First Life, and all of Security First Life's assets are available to meet its expenses and obligations under the Contracts. However, while Security First Life is obligated to make the Variable Annuity payments under the Contracts, the amount of such payments is guaranteed only to the extent of the level amount calculated at the beginning of each Annuity year. (See "Level Payments Varying Annually," page 18.)


    The Separate Account is divided into a number of Series of Accumulation and Annuity Units, eleven of which are available under the Contracts, and each Series invests in the shares of only one of the Funds. The Funds consist of (i) the Money Market Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio of the Variable Insurance Products Fund, (ii) the Asset Manager Portfolio, Contrafund Portfolio and Index 500 Portfolio of the Variable Insurance Products Fund II, (iii) the Virtus U.S. Government Income Series, Bond Series and T. Rowe Price Growth and Income Series of the Security First Trust and (iv) the Small Capitalization Portfolio of The Alger American Fund. The shares of each Fund are purchased, without sales charge, for the corresponding Series at the net asset value per share next determined by each Fund following receipt of the applicable payment. Any dividend or capital gain distributions received from a Fund are reinvested in Fund shares which are retained as assets of the applicable Series. Fund shares will be redeemed without fee to the Series to the extent necessary for Security First Life to make Annuity or other payments under the Contracts.


    If shares of any Fund should no longer be available for investment by a Series or if in the judgment of Security First Life's management further investment in the shares of any fund should become inappropriate in view of the purposes of the Contracts issued, Security First Life may substitute for the Fund shares already purchased, and apply future Purchase Payments under the Contracts to the purchase of shares of another Fund or other securities. No substitution of securities of any Series may take place, however, without a prior favorable vote of a majority of the Owners entitled to vote who have invested in the Series and the prior approval of the SEC.

THE FUNDS

    Each of the Funds is a portfolio or series of an open-end management investment company registered with the SEC under the 1940 Act. Registration does not involve supervision by the SEC of the investments or investment policies of the Funds. There can be no assurance that the investment objectives of the Funds will be achieved.

    Variable Insurance Products Fund and Variable Insurance Products Fund II are Massachusetts business trusts. Each is divided into separate portfolios. The following portfolios from these trusts are available under the Contracts:

    Money Market Portfolio seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The portfolio will invest only in high quality U.S. dollar denominated money market securities of domestic and foreign issuers.

    Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Fund will also consider the potential for capital appreciation. The Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

    Growth Portfolio seeks to achieve capital appreciation normally through the purchase of common stocks (although the portfolio's investments are not restricted to any one type of security). Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

    Overseas Portfolio seeks long-term growth of capital primarily through investments in foreign securities. Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

    Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term, fixed income instruments.

    Contrafund Portfolio seeks capital appreciation by investing in companies that the investment adviser believes to be undervalued due to an overly pessimistic appraisal by the public.

    Index 500 Portfolio seeks investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index while keeping transaction costs and other expenses low.

    FMR is the investment adviser to each of the portfolios of the Variable Insurance Products Fund and the Variable Insurance Products Fund II.

    The Security First Trust is a Massachusetts business trust which has a number of series, three of which are available under the Contracts:


    Virtus U.S. Government Income Series seeks to provide current income. The Series pursues this objective by investing in a professionally managed, diversified portfolio limited primarily to U.S. government securities.



    Bond Series seeks to achieve the highest investment income over the long-term consistent with the preservation of principal through investment primarily in marketable debt instruments. Growth of principal and income will also be objectives with respect to up to 10% of the Bond Series' assets which may be invested in common and preferred stocks.



    T. Rowe Price Growth and Income Series seeks capital growth and a reasonable level of current income. While this series will generally invest in common stocks and other equities, it may, depending on economic conditions, reduce such investments and substitute fixed income instruments.



    Security Management, a subsidiary of SFG and an affiliate of Security First Life and Security First Financial, Inc., provides investment advice and management services to the three series of Security First Trust described above. Under subadvisory agreements with Security Management, Price Associates provides investment management services to the Bond Series and T. Rowe Price Growth and Income Series and Virtus provides investment management services to the Virtus U.S. Government Income Series.


    The Alger American Fund is a Massachusetts business trust which has a number of portfolios, one of which is available under the Contracts.

    Small Capitalization Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies within the range of companies included in the Russell 2000 Growth Index. Income is a consideration in the selection of investments but is not an investment objective of the Portfolio.

    The investment adviser of The Alger American Fund is Alger Management.

    The Funds are available to registered separate accounts offering variable annuity and variable life products of participating insurance companies and to other entities permitted under Section 817(h) of the Code. Although it is not anticipated that any disadvantage will result, there is a possibility that a material conflict may arise between the interest of the Separate Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Owners and those of other companies, or some other reason. In the event of a conflict, the Separate Account will take any steps necessary to protect Owners and variable annuity payees, which may include withdrawal of amounts invested in the Fund by the Separate Account.

    The rights of Participants or Beneficiaries to instruct Security First Life on voting shares of the Funds are described under "Voting Rights," page 22.

    Detailed information about the Funds, their investment objectives, investment portfolios and the charges may be found in the prospectuses of the Funds. An investor should carefully read the Funds' prospectuses before investing. Prospectuses for Variable Insurance Products Fund, Variable Insurance Products Fund II, Security First Trust and The Alger American Fund may be obtained without charge by written request to Security First Life Insurance Company, P.O. Box 92193, Los Angeles, California 90009.

                             PRINCIPAL UNDERWRITER

    Security First Financial, Inc., 11365 West Olympic Boulevard, Los Angeles, California 90064, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., is the principal underwriter for the Contracts. Security First Financial, Inc. is a Delaware corporation and a subsidiary of SFG.

                                SERVICING AGENT

    Security First Life receives certain administrative services such as office space, supplies, utilities, office equipment, travel expenses and periodic reports pursuant to an agreement with SFG.

                             CUSTODY OF SECURITIES

    The custodian of the assets of the Separate Account is Security First Life. The assets of each Series will be kept physically segregated by Security First Life and held separate from the assets of the other Series and of any other firm, person, or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of Security First Life's officers and employees.

                                CONTRACT CHARGES


    Security First Life represents that the charges deducted under the Contract, described below, are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Security First Life.



    Contract charges are assessed as follows: (i) for premium taxes; (ii) on certain surrenders; (iii) against the value of the assets in the Separate Account on a daily basis for administration of the Contract; and (iv) against the value of the assets of the Separate Account on a daily basis for the assumption of mortality and expense risks. These charges may not be changed under the Contract, and Security First Life may profit from these charges in the aggregate.


    An investor should note that there are deductions from and expenses paid out of the assets of the Funds that are described in their respective prospectuses.

PREMIUM TAXES

    Certain state and governmental entities impose a premium tax of up to 2.35% (3.50% in Nevada) of Purchase Payments or amounts applied to an Annuity option. The Contracts permit Security First Life to deduct any applicable premium taxes from the Contract Value at or after the time they are incurred. Until further notice, Security First Life will deduct any premium tax only from amounts applied to an Annuity option.

SURRENDER CHARGES

    No sales charge is deducted from any Purchase Payment. However, a surrender charge (contingent deferred sales charge) may be assessed whenever a partial or full surrender of the Contract Value is made. The surrender charge covers expenses relating to the sale of the Contract, including commissions paid to sales personnel and other promotion and acquisition expenses.

    Up to 10% of the Contract Value in each of the Separate Account and General Account received in the first surrender in the Contract Year will not be subject to a surrender charge ("Free Withdrawal Amount"). Amounts surrendered in excess of the Free Withdrawal Amount may be subject to a surrender charge.

    The amount credited to the Owner's Account with respect to each Purchase Payment will be subject to a charge equal to the applicable percentage of such amount at the time a full or partial surrender is made.

 ELAPSED TIME SINCE PURCHASE
     PAYMENT WAS RECEIVED         APPLICABLE PERCENTAGE
------------------------------    ----------------------
Less than one year                          7%
1 year but less than 2 years                6%
2 years but less than 3 years               5%
3 years but less than 4 years               4%
4 years but less than 5 years               3%
5 years but less than 6 years               2%
6 years but less than 7 years               1%
7 years or more                             0%

    These charges are applied by reducing the Series or General Account from which the surrender will be taken by an amount determined by dividing the amount elected to be surrendered by a factor derived from the above percentage charges. This factor is equivalent to (a)-(b) where (a) is 1 and (b) is the percentage charge expressed as a decimal. Accumulation Units are cancelled on a first-in, first-out basis. In no event will surrender charges imposed on Accumulation Units exceed an amount equal to 9% of Purchase Payments allocated to the Separate Account. The effect of this varying schedule of percentage charges is that amounts left in the Separate Account for longer periods of time are subject to lower charges than amounts immediately surrendered.

    In the event of a partial surrender, the Owner will receive a check in the amount requested. Surrender charges, if any, will be deducted from the Series from which the partial surrender was taken, or proportionally from the remaining Series in the event that a Series is fully surrendered.

    Surrender charges will be waived on a lump sum withdrawal if the Owner is confined to a hospital for a minimum of 30 consecutive days or a skilled nursing home for a minimum of 90 consecutive days and the withdrawal is requested within 60 days after termination of confinement. Surrender charges will be eliminated when the Contracts are issued to officers, directors or full time employees of Security First Life or its affiliates. Contracts so purchased are purchased for investment purposes only.

ADMINISTRATION FEES

    An administration fee of .00041% (.15% per annum) is deducted from the Owner's interest in the Separate Account on a daily basis. Contract administration expenses include the cost of policy issuance; salaries; rent; postage; telephone and travel expenses; legal, administrative, actuarial and accounting fees; periodic reports; office equipment; stationery; office space; and custodial expenses. These fees will not exceed the cost of providing such administration services.


MORTALITY AND EXPENSE RISK CHARGE



    The minimum death benefit provided for by the Contracts requires Security First Life to assume a mortality risk that the Contract Value will be less than the Owner's Purchase Payments adjusted for prior withdrawals and/or amounts applied to Annuity options. (See "Death Before the Annuity Date," page 19.) Further, because the Contracts provide life Annuity options, Security First Life assumes a mortality risk that the death rate of Annuitants as a group will be lower than the death rate upon which the mortality tables specified in the Contracts are based. In addition, although Security First Life charges an administration fee equal to 0.15% per annum from the value of Separate Account assets funding the Contract, there is no assurance that these fees will be sufficient to absorb the administrative expenses incurred by Security First Life during the term of the Contract. As compensation for assuming these risks, Security First Life will make a daily deduction from the value of the Separate Account assets funding the Contracts equal to 1.25% on an annual basis.


    If Security First Life has gains from the receipt of the mortality and expense risk charges over its costs of assuming these risks under the Contracts, it may use the gains in its discretion, including reduction of expenses incurred in distributing the Contracts.

    Security First Life may, in its discretion, voluntarily waive a portion of the mortality and administrative expense risk charges, which waiver may be terminated at any time.

FREE LOOK PERIOD


    The Contract provides for an initial "Free Look" period. The Owner has the right to return the Contract within 10 days (or such longer period as required by state law) after the Owner receives the Contract by delivering or mailing it to Security First Life at its administrative office. If the Contract is mailed, it will be deemed mailed on the date of the postmark or, if sent by certified or registered mail, the date of certification or registration. The returned Contract will be treated as if the Company never issued it, and the Company will refund the Purchase Payments or, if required by state law, the greater of the Purchase Payments or the account value. Purchase Payments contributed to the Separate Account will be allocated to the Money Market Portfolio for the number of days of the Free Look period required by the state. At the end of the Free Look period, the account value in the Money Market Portfolio will be reallocated to the series of the Separate Account selected in the application.


                          DESCRIPTION OF THE CONTRACTS

ASSIGNMENT

    The Contracts provide that an Owner may freely assign his or her rights under them. However, the Code provides that Contracts issued in connection with
Section 401 or 403 plans and IRAs must be nontransferable and nonassignable.

PURCHASE PAYMENTS

    Purchase Payments may be made at any time. The minimum initial Purchase Payment is $1,000; with each additional Purchase Payment subject to a $100 minimum ($500 initial purchase payment and $100 additional payment for IRA's). Confirmation of each Purchase Payment received will be sent to the Owner.


TRANSFERS



    Accumulation Units may be transferred among the Series or to the General Account at any time. No transfer from the General Account to Accumulation Units is permitted, except pursuant to a reallocation election. Transfer instructions may be communicated in writing or, if permitted by Security First Life, by telephone. If telephone transfers of Accumulation Units are permitted, the Owner will be required to complete an authorization on the Contract application or on another form provided by Security First Life. Security First Life will employ reasonable procedures to confirm that telephone instructions are genuine (including requiring one or more forms of personal identification), and Security First Life will not be liable for following instructions it reasonably believes to be genuine.



    Accumulation Units will be transferred on the first valuation after receipt of written or telephone instructions. Because Accumulation Unit values are determined at the close of trading on the New York Stock Exchange (currently 4:00 P.M. Eastern Time) on a Valuation Date, transfer instructions received up to that time will be effected at the value calculated on that Date and instructions received after that time will be effected at the value next calculated.



    Annuity Units may be transferred among the Series at any time. Annuity Units may not be transferred to the General Account. However, amounts in the General Account that have not been applied to a Fixed Annuity income option may be transferred to Annuity Units in one or more Series for a variable payout. Transfers described in this paragraph may be elected in writing only and will be effective on the first valuation following receipt of the instructions.



    Except as permitted under a reallocation election or a dollar cost averaging program, a minimum of $500 must be transferred from any Series or from the General Account. The value of the Accumulation and Annuity Units transferred will be calculated as of the close of business on the day the transfer occurs.


DOLLAR COST AVERAGING


    Security First Life offers a program for dollar cost averaging in which Owners with Contract Values of $5,000 or more may participate. The program will periodically transfer Accumulation Units from the Series invested in the Money Market Portfolio of the Variable Insurance Products Fund to any of the other Series selected by the Owner. The program allows the Owner to invest in non-money market Series over any period selected by the Owner rather than investing in those Series all at once. Transfers may be made monthly, quarterly, semi-annually, or annually in a minimum amount of $100, and Security First Life reserves the right to limit the number of Series to which transfers can be made (but there are not current limitations). An Owner may terminate the program at any time on written notice to Security First Life.


REALLOCATION ELECTION


    An Owner with a Contract Value of $5,000 or more may elect in writing on a form provided by Security First Life to systematically reallocate values invested in Accumulation Units among the Series and in the General Account in order to achieve an allocation ratio established by the Owner. Transfers will be made annually on the third business day of the month in which the anniversary of the Contract Date occurs. No transfer from the General Account shall exceed 20% of the Owner's interest invested in the General Account. Changes in allocation ratios can be made once each Contract Year.


MODIFICATION OF THE CONTRACTS


    The Contracts include Security First Life's assurance that Annuity payments involving life contingencies will be based on the minimum guaranteed Annuity purchase rates incorporated in the Contracts, regardless of actual mortality experience. The Contracts include provisions legally binding on Security First Life with respect to these Annuity purchase rates and such other matters as death benefits, deductions from Purchase Payments, deductions from Contract Values for transaction charges, deductions from the Separate Account for actuarial risk and administrative expense risk fees, and guaranteed rates with respect to fixed benefits. Security First Life may unilaterally change such provisions to the extent permitted by the Contract, but only: (i) with respect to any Purchase Payments received as a tax free exchange under the Code after the effective date of the change; (ii) with respect to benefits and values provided by Purchase Payments made after the effective date of the change to the extent that such Purchase Payments in any Contract Year exceed the first year's Purchase Payments; or (iii) to the extent necessary to conform the Contract to any Federal or state law, regulation or ruling.

    Inquiries as to any Contract provisions should be made in writing to Security First Life Insurance Company, P.O. Box 92193, Los Angeles, California 90009 or by telephoning 1(800)284-4536.

                              ACCUMULATION PERIOD

CREDITING ACCUMULATION UNITS IN THE SEPARATE ACCOUNT


    Accumulation Units are credited to a Series upon receipt of each Purchase Payment or conversion, as the case may be. The number of Accumulation Units to be credited is determined by dividing the net amount allocated to a Series by the value of an Accumulation Unit in the Series next computed following receipt of the Payment or transfer.


SEPARATE ACCOUNT ACCUMULATION UNIT CURRENT VALUES

    The current value of Accumulation Units of a Series varies with the investment experience of the Fund in which the assets of the Series are invested. Such value is determined each business day at the close of trading on the New York Stock Exchange (currently 4:00 P.M. Eastern Time) by multiplying the value of an Accumulation Unit in the Series on the immediately preceding Valuation Date by the net investment factor for the period since that day. (See "Net Investment Factor," page 16.) The Owner bears the investment risk that the aggregate current value invested in the Series may at any time be less than, equal to, or more than the amounts originally allocated to the Series.

NET INVESTMENT FACTOR


    The net investment factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the administration fees, mortality and expense risk fee) in the net asset value of the Fund in which a Series is invested, since the preceding Valuation Date. The net investment factor may be greater or less than one, depending upon the Fund's investment performance.


SURRENDER FROM THE SEPARATE ACCOUNT

    An Owner may surrender all or a portion of his or her cash value at any time prior to the Annuity Date. A surrender may result in adverse federal income tax consequences to the Owner including current taxation of the distribution and a penalty tax on a premature distribution. (See "Federal Income Tax Status," page 20.) Owners should consult their tax advisers before making withdrawals.

    The cash value of an Owner's interest in the Separate Account prior to the Annuity Date may be determined at any time by multiplying the number of Accumulation Units for each Series credited to the Contract by the current value of an Accumulation Unit in the Series and subtracting the surrender charges, if any. Upon receipt of a written request for a full or partial surrender, Security First Life will determine the value of the number of Accumulation Units withdrawn at the Accumulation Unit value next computed.

    A request for a partial surrender from more than one Series must specify the allocation of the partial surrender among the Series. No partial surrender may be made that would cause an Owner's interest in any Series to have a value after the surrender of less than $500, unless the entire amount allocated to such Series is being surrendered.

    Payment of any amount surrendered from the Series will be made within seven days of the date the written request is received by Security First Life. Surrenders may be suspended when: (i) trading on the New York Stock Exchange is restricted by the SEC or such Exchange is closed for other than weekends or holidays; (ii) the SEC has by order permitted such suspension; or (iii) an emergency as determined by the SEC exists making disposal of portfolio securities or valuation of assets of the Funds not reasonably practicable.

STATEMENT OF ACCOUNT

    Prior to the Annuity Date, each Owner will be provided with a written statement of account each calendar quarter in which a transaction occurred, but in no event less than one annually. The statement of account will show all transactions for the period being reported as well as the number of Accumulation Units of each Series then credited to the Contract, the current Accumulation Unit value for each Series, and the Contract Value as of the end of the reporting period.

    Although care is taken to ensure the accuracy of allocations and transfers to and within the Separate Account, the possibility of an error still exists. Owners are asked to review their statements and confirmations of transactions carefully and to promptly advise Security First Life of any discrepancy. Allocations and transfers reflected in the statements will be considered final at the end of 60 days from the date of the statement.


                                ANNUITY BENEFITS

VARIABLE ANNUITY PAYMENTS

    The Owner's interest in the Series will be applied to provide a Variable Annuity. The dollar amount of Variable Annuity payments will reflect the investment experience of the Series but will not be affected by adverse mortality experience which may exceed the mortality risk charge provided for under the Contract.

ASSUMED INVESTMENT RETURN

    Variable Annuity payments will vary from payments based on the Assumed Investment Return depending on whether the investment experience of the Series is better or worse than the assumed return. The choice of the Assumed Investment Return affects the pattern of annuity payments. Over a period of time, if the Separate Account achieved a net investment result equal to the Assumed Investment Return applicable to a particular option, the Annuity Unit would not change in value, and the amount of the Annuity payments would be level. However, if the Separate Account achieved a net investment result greater than the Assumed Investment Return, the Annuity Unit would increase in value and the amount of the Annuity payments would increase in value each year. Similarly, if the Separate Account achieved a net investment result smaller than the Assumed Investment Return, the Annuity Unit would decrease in value and the amount of the Annuity payments would decrease each year.

    Although a higher initial payment would be received under a higher Assumed Investment Return, there is a point in time after which payments under a lower Assumed Investment Return would be greater, assuming payments continue through that point in time. The effect of a higher or lower Assumed Investment Return can be summarized as follows: a higher Assumed Investment Return will result in a larger initial payment but more slowly rising or more rapidly falling subsequent payments than a lower Assumed Investment Return.

    Unless otherwise elected, the Assumed Investment Return will be 4.25% per annum. To the extent permitted by state law and regulations, Security First Life will permit election of an Assumed Investment Return of 3.50%, 5% or 6%. It should not be inferred, however, that such returns will bear any relationship to the actual net investment experience of the Series.

ELECTION OF ANNUITY DATE AND FORM OF ANNUITY

    The Annuity Date and the form of Annuity payment are elected by the Owner. The normal Annuity Date is the Contract anniversary nearest to the Annuitant's 85th birthday, or the 10th anniversary of the Contract Date, whichever is later, except in the case of Qualified Contracts, which may require a different date. To the extent not prohibited by any Qualified Contract requirements, an optional Annuity Date may be elected; such date may be the first day of any month prior to the normal Annuity Date. The election must be made at least 31 days before the optional Annuity Date elected.

    The normal form of Annuity payment under the Contracts is Option 2, a life Annuity with 120 monthly payments certain. Unless indicated otherwise, Option 2 will be automatically applied. Changes in the optional form of Annuity payment may be made at any time up to 31 days prior to the date on which Annuity payments are to begin. Option 1 through 4 may be elected as either Variable Annuities or Fixed Annuities, while Option 5 may be elected only as a Fixed Annuity. The first year's Annuity payments described in Option 1 through 4 are determined on the basis of (i) the mortality table specified in the Contract,
(ii) the age and, where permitted, the sex of the Annuitant, (iii) the type of Annuity payment option(s) selected, and (iv) the Assumed Interest Return selected. Fixed Annuity payments described in Option 5 are determined on the basis of (i) the number of years in the payment period and (ii) the interest rate guaranteed with respect to the option. Fixed Annuities are funded through the General Account of Security First Life.

OPTION 1 -- LIFE ANNUITY

    An Annuity payable monthly during the lifetime of an individual, ceasing with the last payment due prior to the death of an individual. This option offers the maximum level of monthly payments since there is no guarantee of a minimum number of payments or of death benefits for Beneficiaries.

OPTION 2 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

    An Annuity payable monthly during the lifetime of an individual with a guaranteed minimum number of monthly payments not less than 120, 180 or 240 months, as elected. If at the death of the individual the specified number of payments have not been made, Annuity payments will be continued during the remainder of such period to the designated Beneficiary.

OPTION 3 -- INSTALLMENT REFUND LIFE ANNUITY

    An Annuity payable monthly during the lifetime of an individual with a guaranteed minimum number of monthly payments equal to the amount applied under this option divided by the first monthly payment. If the payee dies before receiving the "minimum number" of payments, the remaining payments will continue to the designated beneficiary.

OPTION 4 -- JOINT AND LAST SURVIVOR ANNUITY

    An Annuity payable monthly during the joint lifetime of two individuals and thereafter during the lifetime of the survivor, ceasing with the last payment due prior to the death of the survivor.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD

    A fixed dollar Annuity payable monthly for a specified number of years from 5 to 30. The amount of each payment will be based on an interest rate determined by Security First Life, that will not be less than 3.50% per annum. Fixed Annuity payments under this option may not be commuted to a lump sum, except as provided under "Death Benefits," page 20.

FREQUENCY OF PAYMENT

    Payments under all options will be made on a monthly basis, unless a different arrangement has been requested by the Owner and agreed to by Security First Life. If at any time any payments to be made to any payee under any Series are or become less than $50 each, Security First Life shall have the right to decrease the frequency of payments to such intervals as will result in a payment of at least $50 from each Series.

LEVEL PAYMENTS VARYING ANNUALLY

    Under the Contract, Variable Annuity payments are determined annually rather than monthly, so that Annuity payments, uniform in amount, are made monthly during each Annuity year. The level of payments for each year is based on the investment performance of the Series up to the Valuation Date as of which the payments are determined for the year. Thus, amounts of the Annuity payments vary with the investment performance of the Series from year to year rather than from month to month.

    The monthly Variable Annuity payments for the first year will be determined on the last Valuation Date of the second calendar week preceding the Annuity Date by using a formula described in the Contract. On each anniversary of the Annuity Date, Security First Life will determine the total monthly payments for the year then beginning. These will be determined by multiplying the number of Annuity Units in each Series from which payments are to be made by the Annuity Unit value of that Series for the Valuation Period in which the first payment for that year is due.

    The amount of the year's Variable Annuity payments is transferred to the General Account at the beginning of the year. Although an amount in the Separate Account is credited to an Annuitant and transferred to the General Account to make Annuity payments, it should not be inferred that the Annuitant has any property rights in this amount. The Annuitant has only a contractual right to Annuity payments from the amount credited to him or her in the Separate Account.

    The monthly Annuity payments for the year are made from the General Account with interest credited, in effect, using the Assumed Investment Return of 4.25% or the alternative Assumed Investment Return selected by the Owner. Security First Life will experience profits or loss on the amounts placed in the General Account to provide level monthly payments during the year to the extent that net investment income and gains in the General Account exceed or are lower than the Assumed Investment Return selected.

    Because Annuity payments for the year are set at the beginning of the year, the Annuitant will not benefit from increases in Annuity Unit values during the year and likewise will not be at risk for decreases during the year. However, such increases and decreases will be reflected in the calculation of Annuity payments for the subsequent year.

ANNUITY UNIT VALUES

    The value of an Annuity Unit at a Valuation Date is determined by multiplying the value of the Annuity Unit at the preceding Valuation Date by an "Annuity Change Factor." The Annuity Change Factor is an adjusted measurement of the investment performance of the Fund since the end of the preceding Valuation Period. The Annuity Change Factor is determined by dividing the value of the Accumulation Unit at the Valuation Date by the value of the Accumulation Unit at the preceding Valuation Date and multiplying the result by a neutralization factor.

    The neutralization factor is determined by dividing 1 by the weekly equivalent of the Assumed Investment Return previously selected by the Annuitant. For example, the neutralization factor for the Assumed Investment Return of 4.25% is 0.9991999.


    The number of Annuity Units for a Series is determined by dividing the monthly Annuity payment for the first year by that Series' Annuity Unit value on the same date the first year's Annuity payments are calculated. The number of Annuity Units will not change unless the Owner transfers Annuity Units to or from other Series or amounts from the General Account.


                                 DEATH BENEFITS

DEATH BEFORE THE ANNUITY DATE

    In the event that the Annuitant who is not the Owner dies before the Annuity Date, the Owner shall become the Annuitant. If the Owner dies before the Annuity Date, whether or not he or she is the Annuitant, the Beneficiary will be entitled to receive a death benefit. For purposes of determining the death of the Owner, the death of any joint Owner shall be deemed to be the death of the Owner. With respect to Nonqualified Contracts, if the Owner is not a natural person and the Annuitant dies, the cash value will be paid in a lump sum to the Owner or the Contract will be transferred to a natural person, in accordance with the Owner's written request, and the transferee will become the Owner and Annuitant.

    The death benefit shall be the greater of: (i) the Purchase Payments received under the Contract, reduced by amounts already applied to produce Annuity Income payments or for any prior partial surrenders; (ii) the Contract Value at the time of settlement; or (iii) in the event the Contract is issued on or before the date on which the oldest of the Owners attains age 70, the greater of the Contract Value at the end of the seventh Contract Year or the Contract Value at the end of each fifth Contract Year thereafter, in each case increased by subsequent Purchase Payments received by Security First Life and reduced by amounts subsequently applied to produce Annuity Income payments or to partial surrenders.

    The Beneficiary may elect to receive the death benefit as either: (i) Annuity Income under Annuity Income Options One, Two, or Five described in
Article 7 of the Contract, provided that an election of an Annuity Income Option is subject to the following conditions: (a) payments must begin within one year of the Owner's death (provided that under a Qualified Contract the spouse of the Owner may delay commencement of payments to the date on which the Owner would have attained age 70 1/2); (b) the guaranteed period under Option Two or the designated period under Option Five may not be longer than the Beneficiary's life expectancy under applicable tables specified by the Internal Revenue Service; and (c) the Contract Value as of the date of the first Annuity Income payment will be used to determine the amount of the death benefit to be applied; or (ii) a lump sum payout, provided that this payout shall be made within five
(5) years of the date of death of the Owner.

    If the sole Beneficiary is the spouse of the Owner, the spouse may elect to succeed to all rights of the Owner under this Contract. If there is more than one Beneficiary living at the time of the Owner's death, each will share in the proceeds of the death benefit equally, unless the Owner has elected otherwise. If the Owner outlives all Beneficiaries, the death benefit will be paid to the Owner's estate in a lump sum. No Beneficiary shall have the right to assign, anticipate or commute any future payments under any of the options, except as provided in the election or by law.

    Rights to the death benefit will pass as if the Owner outlived the Beneficiary if: (i) the Beneficiary dies at the same time as the Owner; or (ii) the Beneficiary dies within 15 days of the Owner's death and prior to the date due proof of the Owner's death is received by Security First Life. Due proof of death will be a certified death certificate, an attending physician's statement, a decree of a court of competent jurisdiction as to the finding of death, or such other documents as Security First Life may, at its option, accept.

DEATH AFTER THE ANNUITY DATE

    If the Annuitant under a Contract dies on or after the Annuity Date, the remaining portion of his or her interest will be distributed at least as rapidly as under the method of distribution being used at the date of the Annuitant's death. If no designated Beneficiary survives the Annuitant, the present value of any remaining payments certain on the date of death of the Annuitant, calculated on the basis of the assumed investment return previously elected, may be paid in one sum to the estate of the Annuitant unless other provisions have been made and approved by Security First Life. This value is calculated as of the date of payment following receipt of due proof of death.

    Unless otherwise restricted, a Beneficiary receiving variable payments under Option 2 or 3 after the death of an Annuitant may elect at any time to receive the present value of the remaining number of Annuity payments certain in a single payment, calculated on the basis of the assumed investment return previously selected. However, such election is not available to a Beneficiary receiving Fixed Annuity payments.

                           FEDERAL INCOME TAX STATUS

    The operations of the Separate Account form part of the operations of Security First Life, but the Code provides that no federal income tax will be payable by Security First Life on the investment income and capital gains of the Separate Account. No federal income tax is payable by the Owner on the investment income and capital gains under a Contract until Annuity payments commence or a full or partial withdrawal is made.

QUALIFIED CONTRACTS


    Under a section 401 pension plan, withdrawals may be made only in the event of death, disability, separation from service, or attainment of normal retirement age. Under Section 403(b) of the Code withdrawal prior to age 59 1/2 of amounts attributable to contributions and earnings made after December 31, 1988, are restricted in a manner similar to those under Section 401 pension plans. However, under a 403(b) annuity, the Code permits withdrawals of the contributed amounts (and not the earnings thereon) in cases of financial hardship. The restrictions on withdrawals from Section 403(b) annuities do not apply to Contract values attributable to Contract values before January 1, 1989. In the case of Section 457 deferred compensation plan, benefits are not permitted to be made available earlier than when the employee attains age
70 1/2, separates from service or is faced with an unforseeable emergency. Withdrawals from an IRA can be made when the Owner attains age 59 1/2, dies or becomes disabled. without an additional 10% tax.


    Generally, all withdrawals made prior to age 59 1/2 that are not a result of death, disability, domestic relations order, deductible medical expense or received as a series of substantially equal payments made for the life of the Owner or the joint lives of the Owner and Owner's beneficiary will be subject to an additional 10% tax. Distributions from a Section 457 plan are not subject to this 10% penalty tax.


    In the case of section 401 plans, section 403(b) plans and section 457 plans, the Contract Value must be distributed, or Annuity payments for life or a period not exceeding the life expectancy of the Participant or the Participant and a designated Beneficiary must commence by April 1 of the calendar year following the later of the calendar year in which the employee attains age
70 1/2 or retires. If the Participant is the Owner of an IRA, then the required distributions described above must be made or commenced no later than the following April 1.


    Providing certain requirements of the Code are met, distributions, other than required distributions, from a plan may be rolled over tax-free to another plan. Distributions from a section 401 plan may be rolled over to another section 401 plan or to an IRA. Distributions from a tax-sheltered Annuity may be rolled over to another tax-sheltered Annuity or to an IRA. Distributions from an IRA may be rolled over to another IRA and, if the IRA contains only permissible rollover amounts, to a section 401 plan or a tax-sheltered Annuity.

    All distributions, with the exception of a return of nondeductible employee contributions, received from a section 401, 403(b), 457 plan or IRA are included in gross income. In the case of section 401, or 403(b) plans and IRAs, a distribution is includible in the year in which it is paid. In the case of a section 457 plan, a distribution is includible in the year it is paid or when made available depending upon whether certain Code requirements are met. In very limited situations, a lump sum distribution from a section 401 plan may qualify for special forward income averaging or may qualify for special long term capital gain treatment.

    In addition to the minimum distribution requirements, any payouts under
Section 401 and 403(b) plans and IRAs must meet minimum incidental death benefit requirements under the Code. This requirement does not apply in the case of
Section 401 plan Participants when the Participant's spouse is the designated beneficiary. Similar requirements are applicable to Section 457 plans for tax years beginning after December 31, 1988.

    Employers may deduct their contributions to self-employed and corporate pension and profit-sharing plans described in section 401 of the Code and tax-sheltered Annuities described in section 403(b) in the year when made, up to the limits specified in the Code. In addition these plans may permit nondeductible employee contributions. Any nondeductible employee contribution will be received tax free as a portion of each annuity payment.

NON-QUALIFIED CONTRACTS

    Distributions before the Annuity Date are treated as coming first from earnings, rather than purchase payments, until the entire amount of earnings has been distributed. For federal tax purposes, distributions include the receipt of proceeds from loans and the assignment or pledge of any portion of the Contract Value, as well as withdrawals, income payments, or death benefits. Deferred annuity contracts issued by an issuer to a policyholder in one calendar year will be treated as one contract for purposes of determining the tax consequences of any distribution. Distributions before the Annuity Date are taxable as ordinary income to the extent that the Contract Value, unreduced by surrender charges, exceeds Purchase Payments.

    Different rules apply to amounts distributed as an Annuity. A portion of each Annuity payment is treated as a nontaxable return of Purchase Payments. The remaining portion of each Annuity payment is taxable as ordinary income. The amount of each Annuity payment which is taxable is based on the period over which payments are to be made or, in the case of a life Annuity, the life expectancy of the Annuitant. A lump sum taken in lieu of remaining Annuity payments will be treated for tax purposes as a withdrawal.

    Income distributed as an Annuity or as a lump sum withdrawal will be subject of a 10% excise tax unless the distribution (1) occurs after the taxpayer attained age 59 1/2, (2) occurs after death or disability of the holder, (3) is attributable to an investment prior to August 14, 1982, (4) is in the form of an immediate annuity or (5) is a part of substantially equal payments to be made over the life or life expectancy of the taxpayer or the taxpayer and his or her designated beneficiary. The penalty will be imposed if an individual who elected to receive payments in substantially equal installments as a life or life expectancy annuity prior to age 59 1/2 changes the method of distribution before age 59 1/2. This individual will be assessed the penalty even after age 59 1/2 if annuity payments have not continued for five (5) years.

    Code Section 72(e)(11) provides that multiple annuity contracts which are issued within a calendar year to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences.

WITHHOLDING

    Security First Life is required to withhold federal income tax on Annuity payments, lump sum distributions and partial withdrawals. However, recipients of Contract distributions are allowed to make an election not to have federal income tax withheld except as otherwise described below. After an election is made with respect to Annuity payments, an Annuitant may revoke the election at any time, and thereafter commence withholding. Security First Life will notify the payee at least annually of his or her right to revoke the election.

    Security First Life is required to withhold 20% of certain taxable amounts constituting "eligible rollover distributions" to participants (including lump sum distributions) in retirement plans under Code Section 401 and tax deferred annuities under Code Section 403(b). This withholding requirement does not apply to distributions from such plans and annuities in the form of a life and life expectancy annuity (individual or joint), an annuity with a designated period of 10 years or more, or any distribution required by the minimum distribution requirements of Code Section 401(a)(9). Withholding on these latter types of distribution will continue to be made under the rules described in the prior paragraph. A participant cannot elect out of the 20% withholding requirement. However, if an eligible rollover distribution is rolled over into an eligible retirement plan or IRA in a direct trustee-to-trustee transfer, no withholding will be required.

    Payees are required by law to provide Security First Life (as payor) with their correct taxpayer identification number ("TIN"). If the payee is an individual, the TIN is the same as his or her social security number.

OBTAINING TAX ADVICE

    It should be recognized that the federal income tax information in this prospectus is not exhaustive and is for information purposes only. The discussion above does not purport to cover all situations involving the purchase of an Annuity or the election of an option under the Contract. Tax results may vary depending upon individual situations and special rules may apply in certain cases. State and local tax results may also vary. For these reasons a qualified tax adviser should be consulted.

                                 VOTING RIGHTS

    Each Owner will have the right to instruct Security First Life with respect to voting the Fund shares which are the assets underlying his interest in the Separate Account, at all regular and special shareholders meetings. Security First Life will mail to each Owner, at his last known address, all periodic reports and proxy material of the applicable Fund and a form with which to give voting instructions. Fund shares as to which no timely instructions are received will be voted by Security First Life in proportion according to the instructions received from all Owners giving timely instructions. Security First Life is under no duty to inquire as to the instructions received or the authority of persons to instruct the voting of Fund shares, and unless Security First Life has actual knowledge to the contrary, the instructions given to it will be valid as they affect Security First Life or the Funds.

    Once Annuity payments with respect to an Owner's Account have begun, the Annuitant shall have any voting rights exercisable with respect to the Fund shares.

    The number of votes to be cast by each person having the right to vote shall be determined as of a record date within 90 days prior to the meeting of the Fund, and voting instructions will be solicited by written communication at least 10 days prior to such meeting. To be entitled to vote, an Owner or Annuitant must have been such on the record date. The number of shares as to which voting instructions may be given to Security First Life is determined by dividing that portion of the Contract Value then allocated to the Series for that Fund on the record date by the net asset value of a Fund share as of the same date.

                               LEGAL PROCEEDINGS

    Security First Life, in the ordinary course of its business, is engaged in litigation of various kinds which in its judgment is not of material importance in relation to its total assets. There are no present or pending material legal proceedings affecting the Separate Account.

                             ADDITIONAL INFORMATION


    For further information contact Security First Life at the address and phone number on the cover of this Prospectus. A copy of the Statement of Additional Information, dated May 1, 1997, which provides more detailed information about the Contracts, may also be obtained. Set forth below is the table of contents for the Statement of Additional Information.


    A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contracts offered hereby. This Prospectus does not contain all the information set forth in the registration statement, to all of which reference is made for further information concerning the Separate Account, Security First Life and the Contracts offered hereby. Statements contained in this Prospectus as to the contents of the Contracts and other legal instruments are summaries. For a complete statement of the terms thereof reference is made to such instruments as filed.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                                                                 PAGE
                                                                                                 -----
The Insurance Company............................................................................    3
The Separate Account.............................................................................    3
Net Investment Factor............................................................................    4
Annuity Payments.................................................................................    4
Additional Federal Income Tax Information........................................................    6
Obtaining Tax Advice.............................................................................    6
Underwriters, Distribution of the Contracts......................................................    6
Calculation of Performance Data..................................................................    7
Voting Rights....................................................................................    8
Safekeeping of the Securities....................................................................    9
Servicing Agent..................................................................................    9
Independent Auditors.............................................................................    9
Legal Matters....................................................................................    9
State Regulation of Security First Life..........................................................    9
Financial Statements.............................................................................   10

                     SECURITY FIRST LIFE SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

                          INDIVIDUAL FLEXIBLE PAYMENT
                      FIXED AND VARIABLE ANNUITY CONTRACTS

                     Security First Life Insurance Company
                          11365 West Olympic Boulevard
                         Los Angeles, California 90064
--------------------------------------------------------------------------------


The individual flexible payment, Fixed and Variable Annuity Contracts (the "Contracts") described in this Prospectus are issued by Security First Life Insurance Company ("Security First Life"). The Contracts are designed to provide Annuity benefits in connection with required distributions from retirement plans that qualify under the Internal Revenue Code of 1986, as amended (the "Code"). The Contracts may also be used to provide Annuity benefits prior to any mandatory distributions and also in connection with retirement plans which are not qualified under the Code.



Five Funds constitute the underlying investment medium for the Contracts: the Virtus Equity Series and the Virtus U.S. Government Income Series of the Security First Trust, and the Money Market Portfolio, the Growth Portfolio and the Overseas Portfolio of the Variable Insurance Products Fund.



This Prospectus sets forth information a prospective investor should know before investing. Additional information about the Contracts has been filed with the Securities and Exchange Commission ("SEC") in a Statement of Additional Information, dated May 1, 1997, which information is incorporated herein by reference and is available without charge upon written request to Security First Life Insurance Company, P.O. Box 92193, Los Angeles, California 90009 or by telephoning 1(800)284-4536.


The table of contents of the Statement of Additional Information appears on page 21 of the Prospectus.
--------------------------------------------------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING OF SHARES OF ANY UNDERLYING FUND FOR WHICH A CURRENT PROSPECTUS HAS NOT BEEN RECEIVED AND IN NO EVENT WILL DESIGNATION OF AN UNDERLYING FUND FOR WHICH A CURRENT PROSPECTUS HAS NOT BEEN RECEIVED BE PERMITTED UNLESS THE OWNER RECEIVES SUCH A PROSPECTUS.

PLEASE READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                                IMPORTANT NOTICE
ANNUITIES, MUTUAL FUNDS, AND OTHER INVESTMENTS ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS, OBLIGATIONS, OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------


Prospectus dated May 1, 1997                                   SF 135-R2S (5/97)

                               TABLE OF CONTENTS


                                                                                                 PAGE
                                                                                                 ----
Glossary.......................................................................................    3
Summary of the Contracts.......................................................................    4
Fee Tables.....................................................................................    6
Condensed Financial Information................................................................    8
Performance....................................................................................    8
Financial Information..........................................................................    9
Description of Security First Life Insurance Company,
  The General Account, The Separate Account and The Funds......................................    9
    The Insurance Company......................................................................    9
    The General Account........................................................................    9
    The Separate Account.......................................................................    9
    The Funds..................................................................................   10
Principal Underwriter..........................................................................   11
Servicing Agent................................................................................   11
Custody of Securities..........................................................................   11
Contract Charges...............................................................................   11
    Premium Taxes..............................................................................   11
    Surrender Charges..........................................................................   11
    Administration Fees........................................................................   12
    Mortality and Expense Risk Charge..........................................................   12
    Free Look Period...........................................................................   13
Description of the Contracts...................................................................   13
    Assignment.................................................................................   13
    Purchase Payments..........................................................................   13
    Transfers..................................................................................   13
    Dollar Cost Averaging......................................................................   13
    Reallocation Election......................................................................   14
    Modification of the Contracts..............................................................   14
Accumulation Period............................................................................   14
    Crediting Accumulation Units in the Separate Account.......................................   14
    Separate Account Accumulation Unit Current Values..........................................   14
    Net Investment Factor......................................................................   14
    Surrender from the Separate Account........................................................   14
    Statement of Account.......................................................................   15
Annuity Benefits...............................................................................   15
    Variable Annuity Payments..................................................................   15
    Assumed Investment Return..................................................................   15
    Election of Annuity Date and Form of Annuity...............................................   16
    Frequency of Payment.......................................................................   16
    Level Payments Varying Annually............................................................   16
    Annuity Unit Values........................................................................   17
Death Benefits.................................................................................   17
    Death Before the Annuity Date..............................................................   17
    Death After the Annuity Date...............................................................   18
Federal Income Tax Status......................................................................   18
    Qualified Contracts........................................................................   18
    Non-Qualified Contracts....................................................................   19
    Withholding................................................................................   19
Voting Rights..................................................................................   20
Legal Proceedings..............................................................................   20
Additional Information.........................................................................   20
Table of Contents of Statement of Additional Information.......................................   21


No person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer described herein and, if given or made, such information or representations must not be relied upon as having been authorized. This Prospectus does not constitute an offer in any jurisdiction to any person to whom such offer would be unlawful therein.

                                    GLOSSARY

As used in this Prospectus, these terms have the following meanings:

ACCUMULATION UNIT -- A measuring unit used to determine the value of an Owner's interest in a Separate Account Series under a Contract at any time before Annuity Payments commence.

ANNUITANT -- The person on whose life Annuity payments under a Contract are based.

ANNUITY -- A series of income payments made to an Annuitant for a defined period of time.

ANNUITY DATE -- The date on which Annuity payments begin.

ANNUITY UNIT -- A measuring unit used to determine the amount of Variable Annuity payments based on a Separate Account Series under a Contract after such payments have commenced.

ASSUMED INVESTMENT RETURN -- The investment rate selected by the Annuitant for use in determining the Variable Annuity payments.

BENEFICIARY -- The person who has the right to a Death Benefit upon the death of the Owner.

BUSINESS DAY -- Each Monday through Friday except for days the New York Stock Exchange is not open for trading.

CONTRACT -- The agreement between Security First Life and the Contract Owner covering the rights of the Owner.

CONTRACT DATE -- The date an Owner's Contract is issued.

CONTRACT VALUE -- The sum of the Owner's interest in the Separate Account Series and the Owner's interest in the General Account. The Owner's interest in the Separate Account Series is the sum of the values of the Accumulation Units. The Owner's interest in the General Account is the accumulated value of the amounts allocated to the General Account plus the interest credited thereon as guaranteed in the Contract, less any prior withdrawals and/or amounts applied to annuity options.

CONTRACT YEAR -- A 12-month period starting on the Contract Date and on each anniversary thereof.

FIXED ANNUITY -- An Annuity providing guaranteed level payments. Such payments are not based upon the investment experience of the Separate Account.

FREE WITHDRAWAL AMOUNT -- The amount of the first surrender in a Contract Year which may be surrendered without incurring a surrender charge.

FUND -- A diversified, open-end management investment company, or series thereof, registered under the Investment Company Act of 1940 ("1940 Act") which serves as the underlying investment medium for a Series in the Separate Account.

GENERAL ACCOUNT -- All assets of Security First Life other than those in the Separate Account or any of its other segregated asset accounts.

NORMAL ANNUITY DATE -- The first day of the month coincident with or next following the anniversary of the Contract Date nearest the Annuitant's 85th birthday, or the 10th anniversary, if later.

OWNER -- The person who has title to the Contract.

PURCHASE PAYMENT -- The amounts paid to Security First Life in order to provide benefits under the Contract.

SEPARATE ACCOUNT -- The segregated asset account entitled "Security First Life Separate Account A" which has been established by Security First Life pursuant to Delaware law to receive and invest amounts allocated and to provide Variable Annuity benefits under the Contracts. The Separate Account is registered as a unit investment trust under the 1940 Act.

SERIES -- The Accumulation Unit values and Annuity Unit values maintained separately for each Fund whose securities are owned by the Separate Account.

VALUATION DATE -- Any Business Day used by the Separate Account to determine the value of part or all of its assets for purposes of determining Accumulation and Annuity Unit values for the Contract. Accumulation Unit values will be determined each Business Day. There will be one Valuation Date in each calendar week for Annuity Unit values. Security First Life will establish the Valuation Date at its discretion, but until notice to the contrary is given, that date will be the last Business Day in a week.

VALUATION PERIOD -- The period of time from one Valuation Date through the next Valuation Date.

VARIABLE ANNUITY -- An Annuity providing payments which will vary annually in accordance with the net investment experience of the applicable Separate Account Series.

                            SUMMARY OF THE CONTRACTS

THE CONTRACTS

    The Contracts may be issued to plans qualifying for special tax treatment ("Qualified Contracts"), such as individual retirement annuities, Section 403(b) tax-sheltered annuities, Section 457 deferred compensation plans, money purchase pension plans and profit sharing plans. (See "Qualified Contracts," page 18.) The Contracts may also be issued pursuant to retirement plans that do not qualify for special tax treatment ("Non-Qualified Contracts") and to individuals seeking to accumulate funds for retirement whether or not such individuals are otherwise participating in qualified or non-qualified retirement plans. This Prospectus is intended to serve as a disclosure document for the variable portion of the Contracts only.

PURCHASE PAYMENTS



     Purchase Payments under the Contracts are made to the General Account, the Separate Account or allocated between them, provided that purchase payments allocated to the Separate Account will be initially allocated to the Money Market Portfolio for the Free Look Period. (See "Free Look Period," page 13.) The minimum initial Purchase Payment is $1,000 and each additional Purchase Payment must be at least $100 ($500 initial purchase payment and $100 additional payment for IRAs). There is no initial sales charge; however, certain charges and deductions will be made to the Contract Value. (See "Contract Charges," page 11.) Amounts allocated to the Separate Account may be transferred among the Series at any time and any number of times and may be transferred to the General Account at any time before being applied to a Variable Annuity option. Amounts allocated to the General Account may be transferred to the Separate Account only to be applied to a Variable Annuity option. (See "Transfers," page 13.)


SEPARATE ACCOUNT

    Pursuant to the Participant's designation, Purchase Payments allocated to the Separate Account are invested at net asset value in Accumulation Units of one or more of five series, each of which consists of shares of a different Fund. The Funds presently consist of the Virtus Equity Series and the Virtus U.S. Government Income Series of the Security First Trust and the Money Market Portfolio, Growth Portfolio and Overseas Portfolio of the Variable Insurance Products Fund. The investment adviser and manager of Security First Trust is Security First Investment Management Corporation ("Security Management"). Virtus Capital Management, Inc. ("Virtus") is a subadviser to Security Management and provides investment management services to the Virtus Equity Series and the Virtus U.S. Government Income Series. The Money Market Portfolio, Growth Portfolio and Overseas Portfolio are advised by Fidelity Management & Research Company ("FMR"). (See "The Separate Account," page 9 and "The Funds," page 10.)

CHARGES AND DEDUCTIONS

    An administration fee will be deducted daily from the Owner's interest in the Separate Account in the amount of .00041% (.15% per annum). (See "Administration Fees," page 12.)


    Daily deductions will be made for mortality and expense risks in the amount of .003425% (1.25% per annum). Until further notice, Security First Life will waive mortality and expense risk charges to 1.00% per annum, and this reduction is permanent for Contracts issued prior to the termination or reduction of the waiver. (See "Mortality and Expense Risk Charge," page 12.)


    A surrender charge (contingent deferred sales charge) may be deducted in the event the Owner requests a full or partial surrender from the Separate Account. The surrender charge is based on a graduated table of charges starting at 7% of a Purchase Payment and amounts credited respecting such payment in the first year from receipt and decreasing 1% per year so that no charge is made with respect to a Purchase Payment and amounts credited thereon which was received seven or more years before the surrender. No charge will be made for that part of the first surrender in a Contract Year that does not exceed 10% of the Owner's interest in the Separate Account and 10% of his or her interest in the General Account. (See "Surrender Charges," page 11.)

    Premium taxes payable to any state or other governmental agency with respect to the Owner's Account may be deducted on or after the date they were incurred. Premium taxes currently range from 0% to 2.35% (3.50% in Nevada). Until further notice, Security First Life will deduct premium taxes upon annuitization. (See "Premium Taxes," page 11.)


FREE LOOK PERIOD

    At any time within ten days (or such longer period as required by state law) after the receipt of the Contract it may be returned for cancellation and a full refund of all Purchase Payments or, if required by state law, the greater of the Purchase Payments or the account value. (See "Free Look Period," page 13).

VARIABLE ANNUITY PAYMENTS

    Monthly Annuity payments will start on the Annuity Date. The Owner selects the Annuity Date, an Annuity payment option, and an assumed investment return. Any of these selections may be changed prior to the Annuity Date. The Variable Annuity payment will vary annually based on a comparison of the assumed investment returns with the investment experience of the Series in which the Contract Value is invested. (See "Variable Annuity Payments," page 15.)

    If Annuity payments from any one Series would be less than $50, Security First Life reserves the right to change the frequency of the payments from that Series to such intervals as will result in payments of at least $50 from each Series. (See "Frequency of Payment," page 16.)

SURRENDER

    An Owner may surrender, before the Annuity Date, all or part of his or her Contract Value. However, no partial surrender is permitted if it would reduce the Owner's interest in any Series or the General Account to less than $500, unless the entire amount allocated to that Series or the General Account is being surrendered. A surrender charge may be assessed. (See "Surrender Charges," page 11.) In addition, the earnings surrendered will be taxed as ordinary income and may be subject to a penalty tax under the Code. (See "Federal Income Tax Status," page 18.) Certain restrictions are applicable to surrender from Contracts funding retirement plans qualified for special tax treatment under the Code. (See "Qualified Contracts," page 18.)

DEATH BENEFIT

    Unless otherwise restricted, in the event of the Owner's death prior to the Annuity Date, the designated Beneficiary may elect either to receive a death benefit in a lump sum or to apply the death benefit under certain of the available optional Annuity forms contained in the Contract. The death benefit is the greater of: (i) Purchase Payments reduced by amounts applied to partial withdrawals or annuity income; (ii) the Contract Value at settlement or (iii) if the Contract is issued on or before the date the Owner attains age 70, the greater of the Contract Value on the seventh anniversary of the Contract Date or each fifth anniversary thereafter, in each case reduced by amounts subsequently applied to partial withdrawals or annuity income (see "Death Benefits," page
17).

                                   FEE TABLES

                        PARTICIPANT TRANSACTION EXPENSES

                                                                         Years      Percentage
                                                                      ------------  ----------
              Deferred Sales Charge (as a percentage                  less than 1       7%
              of amounts accumulated with respect to                  1 but not 2       6%
              a purchase payment)                                     2 but not 3       5%
                                                                      3 but not 4       4%
                                                                      4 but not 5       3%
                                                                      5 but not 6       2%
                                                                      6 but not 7       1%
                                                                      7 or more         0%

                           SEPARATE ACCOUNT EXPENSES
                   (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE.
                   DEDUCTED DAILY FROM THE SEPARATE ACCOUNT.)

Administration Fee                                               0.15% per annum

Mortality and Expense Risk Fees(1)                               1.00% per annum

Total Separate Account Annual Expenses(1)                        1.15% per annum

                              FUND ANNUAL EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                   Virtus
                        Virtus    U.S. Gov.     Money
                        Equity     Income      Market      Growth     Overseas
                        Series     Series     Portfolio   Portfolio   Portfolio
                        -------   ---------   ---------   ---------   ---------
(a) Management
  Fee(3)..............   0.81%      0.47%       0.21%       0.61%       0.76%
(b) Other
  Expenses(3).........   0.19%      0.23%       0.09%       0.08%       0.17%
(c) Total Annual
    Expenses(3).......   1.00%      0.70%       0.30%       0.69%       0.93%

EXAMPLES


                                 CONDITIONS
 SEPARATE    A PARTICIPANT WOULD PAY THE FOLLOWING EXPENSES ON A                 TIME PERIODS
  ACCOUNT      $1,000 INVESTMENT ASSUMING 5% ANNUAL RETURN ON         ----------------------------------
  SERIES                           ASSETS:                            1 YEAR  3 YEARS  5 YEARS  10 YEARS
-----------  ---------------------------------------------------      ------  -------  -------  --------
Virtus       (a) upon surrender at the end of the stated time     (a)  $ 87    $ 116    $ 146     $248
Equity           period
Series
             (b) if the Certificate WAS NOT surrendered           (b)  $ 22    $  67    $ 115     $248
-----------  ---------------------------------------------------      ------  -------  -------  --------
Virtus       SAME                                                 (a)  $ 84    $ 108    $ 132     $217
U.S. Gov.
Income
Series
                                                                  (b)  $ 19    $  58    $ 100     $217
-----------  ---------------------------------------------------      ------  -------  -------  --------
Money        SAME                                                 (a)  $ 80    $  96    $ 111     $174
Market
Portfolio
                                                                  (b)  $ 15    $  46    $  79     $174
-----------  ---------------------------------------------------      ------  -------  -------  --------
Growth       SAME                                                 (a)  $ 84    $ 107    $ 131     $216
Portfolio
                                                                  (b)  $ 19    $  58    $ 100     $216
-----------  ---------------------------------------------------      ------  -------  -------  --------
Overseas     SAME                                                 (a)  $ 86    $ 114    $ 143     $241
Portfolio
                                                                  (b)  $ 21    $  65    $ 112     $241
-----------  ---------------------------------------------------      ------  -------  -------  --------


                     EXPLANATION OF FEE TABLE AND EXAMPLES


1. Security First Life has determined to voluntarily waive its mortality and expense risk charges to 1.00% per annum. Absent this waiver, the charges would have been 1.25% per annum. This may be terminated at any time, but any change in this waiver will not affect Contracts issued prior to the change.


2. The purpose of the foregoing tables and examples is to assist the Owner in understanding the various costs and expenses that he or she will bear directly or indirectly. The table reflects expenses of the Separate Account as well as the underlying Funds. For additional information see "Contract Charges," beginning on page 11.

3. The management fees for the Virtus Equity Series and the Virtus U.S. Government Income Series have been reduced to reflect the voluntary waiver by the investment adviser and subadviser. The maximum advisory fee for each of the series is .90% (which amount includes a maximum sub-advisory fee of .75%).

4. Premium taxes are not reflected. Presently, premium taxes ranging from 0% to 2.35% (3.50% in Nevada) may be deducted from each Purchase Payment or upon annuitization. However, Security First Life presently deducts premium tax only from amounts annuitized.

5. NEITHER THE TABLE NOR THE EXAMPLES ARE REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                          CONDENSED FINANCIAL INFORMATION

    The following table sets forth condensed financial information on Accumulation Units respecting contracts issued under this prospectus through the Separate Account. The information is derived from the financial statements of the Separate Account which have been audited by Ernst & Young LLP, the Separate Account's independent auditors. The information should be read in conjunction with the financial statements, related notes and other financial information in the Statement of Additional Information.


                                      Period Ended   Period Ended   Period Ended   Period Ended   Period Ended
                                        July 31,     December 31,   December 31,   December 31,   December 31,
                                          1993           1993           1994           1995           1996
                                      ------------   ------------   ------------   ------------   ------------
Series SU (Virtus U.S. Government
  Series)
  Beg. AUV $ (6/30/93)..............       5.00            5.00           5.02            4.81           5.40
  End. AUV $........................       5.00            5.02           4.81            5.40           5.53
  End. No. Non-Qualified AUS........     12,635         135,953        361,796         740,509      1,334,744
  End. No. Qualified AUS............                    168,822        576,840         952,163      1,635,127
Series SV (Virtus Equity Series)
  Beg. AUV $ (6/30/93)..............       5.00            4.96           5.07            4.73           5.98
  End. AUV $........................       4.96            5.07           4.73            5.98           7.01
  End. No. Non-Qualified AUS........     26,986         144,893        366,202         890,484      1,591,691
  End. No. Qualified AUS............                    113,278        596,426       1,296,111      2,215,917
Series FM (Money Market Portfolio)
  Beg. AUV $ (7/14/93)..............       5.00            5.00           5.04            5.20           5.44
  End. AUV $........................       5.00            5.04           5.20            5.44           5.67
  End. No. Non-Qualified AUS........      4,080           4,080         21,636          58,968        187,105
  End. No. Qualified AUS............                                    36,961          81,397        168,971
  Yield.............................       1.07%           2.01%          4.55%           4.08%          4.08%
Series FG (Growth Portfolio)
  Beg. AUV $ (5/26/94)..............                                      5.00            5.22           6.99
  End. AUV $........................                                      5.22            6.99           7.93
  End. No. Non-Qualified AUS........                                   123,202         443,818        856,247
  End. No. Qualified AUS............                                   236,216         640,618      1,196,265
Series FO (Overseas Portfolio)
  Beg. AUV $ (5/26/94)..............                                      5.00            4.83           5.24
  End. AUV $........................                                      4.83            5.24           5.87
  End. No. Non-Qualified AUS........                                    73,534         268,010        542,535
  End. No. Qualified AUS............                                   114,022         399,940        817,094


---------------
AUV -- Accumulation Unit Value
AUs  -- Accumulation Units

                                  PERFORMANCE

    Security First Life may from time to time advertise the yield and effective yield on the Series invested in the Money Market Portfolio of the Separate Account and the average annual total returns for the other Series of the Separate Account. Yields and average annual total returns are determined in accordance with the methods of computation set forth by the SEC in the Form N-4 Registration Statement and are more particularly described in the Statement of Additional Information. Yields are expressed for a seven day period annualized, and average annual total returns are expressed for at least one, five and ten year periods (or from inception if shorter).

    The yields of the Series invested in the Money Market Portfolio are determined based upon the change in the value of an outstanding unit in the Separate Account over a seven day period and annualizing the result. The computation takes into account recurring deductions from account values, but no deduction is made for surrender charges which may apply upon a full or partial surrender. These charges are described in "Surrender Charges," page 11. In the event of a surrender of the Contract, the imposition of surrender charges will have the effect of reducing the yield earned over the period of ownership.

    The computation of average annual total returns does take into consideration recurring charges and any non-recurring charges applicable to a Contract which is surrendered in full at the end of the stated holding period.

                             FINANCIAL INFORMATION

    Financial Statements of the Separate Account and Security First Life are contained in the Statement of Additional Information.

             DESCRIPTION OF SECURITY FIRST LIFE INSURANCE COMPANY,
            THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT AND THE FUNDS

THE INSURANCE COMPANY


    Security First Life is a stock life insurance company founded in 1960 and organized under the laws of the State of Delaware. Its principal executive offices are located at 11365 West Olympic Boulevard, Los Angeles, California 90064. Security First Life is a wholly-owned subsidiary of Security First Group, Inc. ("SFG"). The outstanding voting stock of SFG is owned by London Insurance Group, Inc., a Canadian insurance service corporation and publicly traded subsidiary of the Trilon Corporation of Toronto, Canada. Security First Life is authorized to transact the business of life insurance, including annuities. Security First Life presently is licensed to do business in 49 states and the District of Columbia.


THE GENERAL ACCOUNT

    The General Account is made up of all the assets of Security First Life, other than those in the Separate Account and other segregated asset accounts. The Owner may allocate amounts to the General Account at the time of purchase or by subsequent transfers from the Separate Account. Amounts allocated to the General Account will be credited with interest on the basis of interest rates guaranteed or declared by Security First Life under the terms of the Contract. Instead of the Owner bearing the risk of fluctuations in the value of the assets as is the case for amounts invested in the Separate Account, Security First Life bears the full investment risk for amounts in the General Account. Security First Life has sole discretion to invest the assets of the General Account, subject to applicable law. The General Account provisions of the Contract are not intended to be offered by this Prospectus. Contract Owners are referred to the terms of the Contract itself for more information concerning these provisions.

THE SEPARATE ACCOUNT

    The Separate Account was established by Security First Life on May 29, 1980, in accordance with the provisions of the Delaware Insurance Code. It is registered as a unit investment trust under the 1940 Act. Registration with the SEC does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or Security First Life.

    The Separate Account and each Series therein are administered and accounted for as part of the general business of Security First Life, but the income and realized capital gains or losses of each Series are credited to or charged against the assets held for that Series in accordance with the terms of the Contracts. This is done without regard to the income, realized capital gains or losses of any other Series or the experience of Security First Life in any other business it may conduct. The assets within each Series are not chargeable with liabilities incurred by any other Series, or arising out of any other business Security First Life may conduct.


    All obligations arising under the Contracts, including the guarantee to make annuity payments, are general corporate obligations of Security First Life, and all of Security First Life's assets are available to meet its expenses and obligations under the Contracts. However, while Security First Life is obligated to make the Variable Annuity payments under the Contracts, the amount of such payments is guaranteed only to the extent of the level amount calculated at the beginning of each Annuity year. (See "Level Payments Varying Annually," page 16.)


    The Separate Account is divided into a number of Series of Accumulation and Annuity Units, five of which are available under the Contracts, and each Series invests in the shares of only one of the Funds. Series SV, Series SU,

Series FM, Series FG and Series FO invest in shares of the Virtus Equity Series, the Virtus U.S. Government Income Series, the Money Market Portfolio, the Growth Portfolio and the Overseas Portfolio, respectively. The shares of each Fund are purchased, without sales charge, for the corresponding Series at the net asset value per share next determined by each Fund following receipt of the applicable payment. Any dividend or capital gain distributions received from a Fund are reinvested in Fund shares which are retained as assets of the applicable Series. Fund shares will be redeemed without fee to the Series to the extent necessary for Security First Life to make Annuity or other payments under the Contracts.

    If shares of any Fund should no longer be available for investment by a Series or if in the judgment of Security First Life's management further investment in the shares of any fund should become inappropriate in view of the purposes of the Contracts issued, Security First Life may substitute for the Fund shares already purchased, and apply future Purchase Payments under the Contracts to the purchase of shares of another Fund or other securities. No substitution of securities of any Series may take place, however, without notice to Owners and the prior approval of the SEC.

THE FUNDS

    Each of the Funds is a series of an open-end management investment company registered with the SEC under the 1940 Act. Registration does not involve supervision by the SEC of the investments or investment policies of the Funds. There can be no assurance that the investment objectives of the Funds will be achieved.


    The Security First Trust is a Massachusetts business trust which presently has four series, two of which are available under this Contract -- the Virtus Equity Series and the Virtus U.S. Government Income Series.



    The Virtus Equity Series seeks to provide growth of capital and income. The Series pursues this objective by investing in common stocks of high quality companies. The Series is managed to take advantage of trends in the stock market that favor different styles of stock selection (value or growth) and different sizes of companies (consisting of large, medium and small).



    The Virtus U.S. Government Income Series seeks to provide current income. The Series pursues this objective by investing in a professionally managed, diversified portfolio limited primarily to U.S. government securities.


    Security Management, a subsidiary of SFG and an affiliate of Security First Life and Security First Financial, Inc., provides investment advice and management services to the two Funds. Under a subadvisory agreement with Security Management, Virtus provides investment management services to each of these Funds.

    Variable Insurance Products Fund is a Massachusetts business trust. It is divided into five separate portfolios, three of which are offered under the Contracts -- the Money Market Portfolio, Growth Portfolio and Overseas Portfolio.

    The Money Market Portfolio seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The portfolio will invest only in high quality U.S. dollar denominated money market securities of domestic and foreign issuers.

    The Growth Portfolio seeks to achieve capital appreciation normally through the purchase of common stocks (although the portfolio's investments are not restricted to any one type of security). Capital appreciation may also be found in other types of securities, including bonds and preferred stock.

    The Overseas Portfolio seeks long-term growth of capital primarily through investments in foreign securities. Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

    FMR is the investment adviser to the Money Market Portfolio, Growth Portfolio and Overseas Portfolio of the Variable Insurance Products Fund.

    The Funds are available to registered separate accounts offering variable annuity and variable life products of participating insurance companies and to other entities permitted under Section 817(h) of the Code. Although it is not anticipated that any disadvantage will result, there is a possibility that a material conflict may arise between the interest of the Separate Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Owners and those of other companies, or some other reason. In the event of a conflict, the Separate Account will take any steps necessary to protect Owners and variable annuity payees, which may include withdrawal of amounts invested in the Fund by the Separate Account.

    The rights of Participants or Beneficiaries to instruct Security First Life on voting shares of the Funds are described under "Voting Rights," page 20.

    Detailed information about the Funds, their investment objectives, investment portfolios and the charges may be found in the prospectuses of the Funds. An investor should carefully read the prospectuses of the Funds before investing. Prospectuses for Security First Trust and Variable Insurance Products Fund may be obtained without charge by written request to Security First Life Insurance Company, P.O. Box 92193, Los Angeles, California 90009.

                             PRINCIPAL UNDERWRITER

    Security First Financial, Inc., 11365 West Olympic Boulevard, Los Angeles, California 90064, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., is the principal underwriter for the Contracts. Security First Financial, Inc., is a Delaware corporation and a subsidiary of SFG.

                                SERVICING AGENT

    Security First Life receives certain administrative services such as office space, supplies, utilities, office equipment, travel expenses and periodic reports pursuant to an agreement with SFG.

                             CUSTODY OF SECURITIES

    The custodian of the assets of the Separate Account is Security First Life. The assets of each Series will be kept physically segregated by Security First Life and held separate from the assets of the other Series and of any other firm, person, or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of Security First Life's officers and employees.

                                CONTRACT CHARGES


    Security First Life represents that the charges deducted under the Contract, described below, are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Security First Life.



    Contract charges are assessed as follows: (i) for premium taxes; (ii) on certain surrenders; (iii) against the value of assets in the Separate Account on a daily basis for administration of the Contract; and (iv) against the value of the assets in the Separate Account on a daily basis for the assumption of mortality and expenses risks. These charges may not be changed under the Contract, and Security First Life may profit from these charges in the aggregate.


    An investor should note that there are deductions from and expenses paid out of the assets of the Funds that are described in their respective prospectuses.

PREMIUM TAXES

    Certain state and governmental entities impose a premium tax of up to 2.35% (3.50% in Nevada) of Purchase Payments or amounts applied to an Annuity option. The Contracts permit Security First Life to deduct any applicable premium taxes from the Contract Value at or after the time they are incurred. Until further notice, Security First Life will deduct any premium tax only from amounts applied to an Annuity option.

SURRENDER CHARGES

    No sales charge is deducted from any Purchase Payment. However, a surrender charge (contingent deferred sales charge) may be assessed whenever a partial or full surrender of the Contract Value is made. The surrender charge covers expenses relating to the sale of the Contract, including commissions paid to sales personnel and other promotion and acquisition expenses.

    Up to 10% of the Contract Value in each of the Separate Account and General Account received in the first surrender in a Contract Year will not be subject to a surrender charge ("Free Withdrawal Amount"). Amounts surrendered in excess of the Free Withdrawal Amount may be subject to a surrender charge.

    The amount credited to the Owner's Account with respect to each Purchase Payment will be subject to a charge equal to the applicable percentage of such amount at the time a full or partial surrender is made.

 ELAPSED TIME SINCE PURCHASE
     PAYMENT WAS RECEIVED         APPLICABLE PERCENTAGE
------------------------------    ---------------------
Less than one year                          7%
1 year but less than 2 years                6%
2 years but less than 3 years               5%
3 years but less than 4 years               4%
4 years but less than 5 years               3%
5 years but less than 6 years               2%
6 years but less than 7 years               1%
7 years or more                             0%

    These charges are applied by reducing the Series or General Account from which the surrender will be taken by an amount determined by dividing the amount elected to be surrendered by a factor derived from the above percentage charges. This factor is equivalent to (a) - (b) where (a) is 1 and (b) is the percentage charge expressed as a decimal. Accumulation Units are cancelled on a first-in, first-out basis. In no event will surrender charges imposed on Accumulation Units exceed an amount equal to 9% of Purchase Payments allocated to the Separate Account. The effect of this varying schedule of percentage charges is that amounts left in the Separate Account for longer periods of time are subject to lower charges than amounts immediately surrendered.

    In the event of a partial surrender, the Owner will receive a check in the amount requested. Surrender charges, if any, will be deducted from the Series from which the partial surrender was taken, or proportionally from the remaining Series in the event that a Series is fully surrendered.

    Surrender charges will be waived on a lump sum withdrawal if the Owner is confined to a hospital for a minimum of 30 consecutive days or a skilled nursing home for a minimum of 90 consecutive days and the withdrawal is requested within 60 days after termination of confinement. Surrender charges will be eliminated when the Contracts are issued to officers, directors or full time employees of Security First Life or its affiliates. Contracts so purchased are purchased for investment purposes only.

ADMINISTRATION FEES

    An administration fee of .00041% (.15% per annum) is deducted from the Owner's interest in the Separate Account on a daily basis. Contract administration expenses include the cost of policy issuance; salaries; rent; postage; telephone and travel expenses; legal, administrative, actuarial and accounting fees; periodic reports; office equipment; stationery; office space; and custodial expenses. These fees will not exceed the cost of providing such administration services.


MORTALITY AND EXPENSE RISK CHARGE



    The minimum death benefit provided for by the Contracts requires Security First Life to assume a mortality risk that the Contract Value will be less than the Owner's Purchase Payments adjusted for prior withdrawals and/or amounts applied to Annuity options. (See "Death Before the Annuity Date," page 17.) Further, because the Contracts provide life Annuity options, Security First Life assumes a mortality risk that the death rate of Annuitants as a group will be lower than the death rate upon which the mortality tables specified in the Contracts are based. In addition, although Security First Life charges an administration fee equal to 0.15% per annum from the value of Separate Account assets funding the Contract, there is no assurance that these fees will be sufficient to absorb the administrative expenses incurred by Security First Life during the term of the Contract. As compensation for assuming these risks, Security First Life will make a daily deduction from the value of the Separate Account assets funding the Contracts equal to 1.25% on an annual basis.


    If Security First Life has gains from the receipt of the mortality and expense risk charges over its costs of assuming these risks under the Contracts, it may use the gains in its discretion, including reduction of expenses incurred in distributing the Contracts.


    Security First Life may voluntarily waive a portion of its mortality and expense risk charges. Until further notice, Security First Life has determined to reduce its mortality and expense risk charge to 1.00% per annum. This reduction in the mortality and expense risk charges is permanent for Contracts issued prior to the termination or reduction of the waiver.

FREE LOOK PERIOD


    The Contract provides for an initial "Free Look" period. The Owner has the right to return the Contract within 10 days (or such longer period as required by state law) after the Owner receives the Contract by delivering or mailing it to Security First Life at its administrative office. If the Contract is mailed, it will be deemed mailed on the date of the postmark or, if sent by certified or registered mail, the date of certification or registration. The returned Contract will be treated as if the Company never issued it, and the Company will refund the Purchase Payments or, if required by state law, the greater of the Purchase Payments or the account value. Purchase Payments contributed to the Separate Account will be allocated to the Money Market Portfolio for the number of days of the Free Look period required by the state. At the end of the Free Look period, the account value in the Money Market Portfolio will be reallocated to the series of the Separate Account selected in the application.


                          DESCRIPTION OF THE CONTRACTS

ASSIGNMENT

    The Contracts provide that an Owner may freely assign his or her rights under them. However, the Code provides that Contracts issued in connection with
Section 401 or 403 plans and IRAs must be nontransferable and nonassignable.

PURCHASE PAYMENTS

    Purchase Payments may be made at any time. The minimum initial Purchase Payment is $1,000, with each additional Purchase Payment subject to a $100 minimum ($500 initial purchase payment and $100 additional payment for IRAs). Confirmation of each Purchase Payment received will be sent to the Owner.


TRANSFERS



    Accumulation Units may be transferred among the Series or to the General Account at any time. No transfer from the General Account to Accumulation Units is permitted except pursuant to a reallocation election. Transfer instructions may be communicated in writing or, if permitted by Security First Life, by telephone. If telephone transfers of Accumulation Units are permitted, the Owner will be required to complete an authorization on the Contract application or on another form provided by Security First Life. Security First Life will employ reasonable procedures to confirm that telephone instructions are genuine (including requiring one or more forms of personal identification), and Security First Life will not be liable for following instructions it reasonably believes to be genuine.



    Accumulation Units will be transferred on the first valuation after receipt of written or telephone instructions. Because Accumulation Unit values are determined at the close of trading on the New York Stock Exchange (currently 4:00 P.M. Eastern Time) on a Valuation Date, transfer instructions received up to that time will be effected at the value calculated on that Date and instructions received after that time will be effected at the value next calculated.



    Annuity Units may be transferred among the Series at any time. Annuity Units may not be transferred to the General Account. However, amounts in the General Account that have not been applied to a Fixed Annuity income option may be transferred to Annuity Units in one or more Series for a variable payout. Transfers described in this paragraph may be elected in writing only and will be effective on the first valuation following receipt of the instructions.



    Except as permitted under a reallocation election or a dollar cost averaging program, a minimum of $500 must be transferred from any Series or from the General Account. The value of the Accumulation and Annuity Units transferred will be calculated as of the close of business on the day the transfer occurs.


DOLLAR COST AVERAGING


    Security First Life offers a program for dollar cost averaging in which Owners with Contract Values of $5,000 or more may participate. The program will periodically transfer Accumulation Units from the Series invested in the Money Market Portfolio of the Variable Insurance Products Fund to any of the other Series selected by the Owner. The program allows the Owner to invest in non-money market Series over any period selected by the Owner rather than investing in those Series all at once. Transfers may be made monthly, quarterly, semi-annually, or annually in a minimum amount of

$100, and Security First Life reserves the right to limit the number of Series to which transfers can be made (but there are not current limitations). An Owner may terminate the program at any time on written notice to Security First Life.


REALLOCATION ELECTION


    An Owner with a Contract Value of $5,000 or more may elect in writing on a form provided by Security First Life to systematically reallocate the values invested in Accumulation Units among the Series and in the General Account in order to achieve an allocation ratio established by the Owner. Transfers will be made annually on the third business day of the month in which the anniversary of the Contract Date occurs. No transfer from the General Account shall exceed 20% of the Owner's interest invested in the General Account. Changes in allocation ratios can be made once each Contract Year.


MODIFICATION OF THE CONTRACTS


    The Contracts include Security First Life's assurance that Annuity payments involving life contingencies will be based on the minimum guaranteed Annuity purchase rates incorporated in the Contracts, regardless of actual mortality experience. The Contracts include provisions legally binding on Security First Life with respect to these Annuity purchase rates and such other matters as death benefits, deductions from Purchase Payments, deductions from Contract Values for transaction charges, deductions from the Separate Account for actuarial risk and administrative expense risk fees, and guaranteed rates with respect to fixed benefits. Security First Life may unilaterally change such provisions to the extent permitted by the Contract, but only: (i) with respect to any Purchase Payments received as a tax free exchange under the Code after the effective date of the change; (ii) with respect to benefits and values provided by Purchase Payments made after the effective date of the change to the extent that such Purchase Payments in any Contract Year exceed the first year's Purchase Payments; or (iii) to the extent necessary to conform the Contract to any Federal or state law, regulation or ruling.


    A Contract may also be modified by written agreement between Security First Life and the Owner.

    Inquiries as to any Contract provisions should be made in writing to Security First Life Insurance Company, P.O. Box 92193, Los Angeles, California 90009 or by telephoning 1(800)284-4536.

                              ACCUMULATION PERIOD

CREDITING ACCUMULATION UNITS IN THE SEPARATE ACCOUNT


    Accumulation Units are credited to a Series upon receipt of each Purchase Payment or conversion, as the case may be. The number of Accumulation Units to be credited is determined by dividing the net amount allocated to a Series by the value of an Accumulation Unit in the Series next computed following receipt of the Payment or transfer.


SEPARATE ACCOUNT ACCUMULATION UNIT CURRENT VALUES

    The current value of Accumulation Units of a Series varies with the investment experience of the Fund in which the assets of the Series are invested. Such value is determined each business day at the close of trading on the New York Stock Exchange (currently 4:00 P.M. Eastern Time) by multiplying the value of an Accumulation Unit in the Series on the immediately preceding Valuation Date by the net investment factor for the period since that day. (See "Net Investment Factor," below.) The Owner bears the investment risk that the aggregate current value invested in the Series may at any time be less than, equal to, or more than the amounts originally allocated to the Series.

NET INVESTMENT FACTOR


    The net investment factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the administration fees, mortality and expense risk fee) in the net asset value of the Fund in which a Series is invested, since the preceding Valuation Date. The net investment factor may be greater or less than one, depending upon the Fund's investment performance.


SURRENDER FROM THE SEPARATE ACCOUNT

    An Owner may surrender all or a portion of his or her cash value at any time prior to the Annuity Date. A surrender may result in adverse federal income tax consequences to the Owner including current taxation of the distribution and a penalty tax on a premature distribution. (See "Federal Income Tax Status," page 18.) Owners should consult their tax advisers before making withdrawals.

    The cash value of an Owner's interest in the Separate Account prior to the Annuity Date may be determined at any time by multiplying the number of Accumulation Units for each Series credited to the Contract by the current value of an Accumulation Unit in the Series and subtracting the surrender charges, if any. Upon receipt of a written request for a full or partial surrender, Security First Life will determine the value of the number of Accumulation Units withdrawn at the Accumulation Unit value next computed.

    A request for a partial surrender from more than one Series must specify the allocation of the partial surrender among the Series. No partial surrender may be made that would cause an Owner's interest in any Series to have a value after the surrender of less than $500, unless the entire amount allocated to such Series is being surrendered.

    Payment of any amount surrendered from the Series will be made within seven days of the date the written request is received by Security First Life. Surrenders may be suspended when: (i) trading on the New York Stock Exchange is restricted by the SEC or such Exchange is closed for other than weekends or holidays; (ii) the SEC has by order permitted such suspension; or (iii) an emergency as determined by the SEC exists making disposal of portfolio securities or valuation of assets of the Funds not reasonably practicable.

STATEMENT OF ACCOUNT

    Prior to the Annuity Date, each Owner will be provided with a written statement of account each calendar quarter in which a transaction occurred, but in no event less than one annually. The statement of account will show all transactions for the period being reported as well as the number of Accumulation Units of each Series then credited to the Contract, the current Accumulation Unit value for each Series, and the Contract Value as of the end of the reporting period.


    Although care is taken to ensure the accuracy of allocations and transfers to and within the Separate Account, the possibility of an error still exists. Owners are asked to review their statements and confirmations of transactions carefully and to promptly advise Security First Life of any discrepancy. Allocations and transfers reflected in the statements will be considered final at the end of 60 days from the date of the statement.


                                ANNUITY BENEFITS

VARIABLE ANNUITY PAYMENTS

    The Owner's interest in the Series will be applied to provide a Variable Annuity. The dollar amount of Variable Annuity payments will reflect the investment experience of the Series but will not be affected by adverse mortality experience which may exceed the mortality risk charge provided for under the Contract.

ASSUMED INVESTMENT RETURN

    Variable Annuity payments will vary from payments based on the Assumed Investment Return depending on whether the investment experience of the Series is better or worse than the assumed return. The choice of the Assumed Investment Return affects the pattern of annuity payments. Over a period of time, if the Separate Account achieved a net investment result equal to the Assumed Investment Return applicable to a particular option, the Annuity Unit would not change in value, and the amount of the Annuity payments would be level. However, if the Separate Account achieved a net investment result greater than the Assumed Investment Return, the Annuity Unit would increase in value and the amount of the Annuity payments would increase in value each year. Similarly, if the Separate Account achieved a net investment result smaller than the Assumed Investment Return, the Annuity Unit would decrease in value and the amount of the Annuity payments would decrease each year.

    Although a higher initial payment would be received under a higher Assumed Investment Return, there is a point in time after which payments under a lower Assumed Investment Return would be greater, assuming payments continue through that point in time. The effect of a higher or lower Assumed Investment Return can be summarized as follows: a higher Assumed Investment Return will result in a larger initial payment but more slowly rising or more rapidly falling subsequent payments than a lower Assumed Investment Return.

    Unless otherwise elected, the Assumed Investment Return will be 4.25% per annum. To the extent permitted by state law and regulations, Security First Life will permit election of an Assumed Investment Return of 3.50%, 5% or 6%. It should not be inferred, however, that such returns will bear any relationship to the actual net investment experience of the Series.

ELECTION OF ANNUITY DATE AND FORM OF ANNUITY

    The Annuity Date and the form of Annuity payment are elected by the Owner. The normal Annuity Date is the Contract anniversary nearest to the Annuitant's 85th birthday, or the 10th anniversary of the Contract Date, whichever is later, except in the case of Qualified Contracts, which may require a different date. To the extent not prohibited by any Qualified Contract requirements, an optional Annuity Date may be elected; such date may be the first day of any month prior to the normal Annuity Date. The election must be made at least 31 days before the optional Annuity Date elected.

    The normal form of Annuity payment under the Contracts is Option 2, a life Annuity with 120 monthly payments certain. Unless indicated otherwise, Option 2 will be automatically applied. Changes in the optional form of Annuity payment may be made at any time up to 31 days prior to the date on which Annuity payments are to begin. Option 1 through 4 may be elected as either Variable Annuities or Fixed Annuities, while Option 5 may be elected only as a Fixed Annuity. The first year's Annuity payments described in Option 1 through 4 are determined on the basis of (i) the mortality table specified in the Contract,
(ii) the age and, where permitted, the sex of the Annuitant, (iii) the type of Annuity payment option(s) selected, and (iv) the Assumed Interest Return selected. Fixed Annuity payments described in Option 5 are determined on the basis of (i) the number of years in the payment period and (ii) the interest rate guaranteed with respect to the option. Fixed Annuities are funded through the General Account of Security First Life.

OPTION 1 -- LIFE ANNUITY

    An Annuity payable monthly during the lifetime of an individual, ceasing with the last payment due prior to the death of an individual. This option offers the maximum level of monthly payments since there is no guarantee of a minimum number of payments or of death benefits for Beneficiaries.

OPTION 2 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

    An Annuity payable monthly during the lifetime of an individual with a guaranteed minimum number of monthly payments not less than 120, 180 or 240 months, as elected. If at the death of the individual the specified number of payments have not been made, Annuity payments will be continued during the remainder of such period to the designated Beneficiary.

OPTION 3 -- INSTALLMENT REFUND LIFE ANNUITY

    An Annuity payable monthly during the lifetime of an individual with a guaranteed minimum number of monthly payments equal to the amount applied under this option divided by the first monthly payment. If the payee dies before receiving the "minimum number" of payments, the remaining payments will continue to the designated beneficiary.

OPTION 4 -- JOINT AND LAST SURVIVOR ANNUITY

    An Annuity payable monthly during the joint lifetime of two individuals and thereafter during the lifetime of the survivor, ceasing with the last payment due prior to the death of the survivor.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD

    A fixed dollar Annuity payable monthly for a specified number of years from 5 to 30. The amount of each payment will be based on an interest rate determined by Security First Life, that will not be less than 3.50% per annum. Fixed Annuity payments under this option may not be commuted to a lump sum, except as provided under "Death Benefits," page 17.

FREQUENCY OF PAYMENT

    Payments under all options will be made on a monthly basis, unless a different arrangement has been requested by the Owner and agreed to by Security First Life. If at any time any payments to be made to any payee under any Series are or become less than $50 each, Security First Life shall have the right to decrease the frequency of payments to such intervals as will result in a payment of at least $50 from each Series.

LEVEL PAYMENTS VARYING ANNUALLY

    Under the Contract, Variable Annuity payments are determined annually rather than monthly, so that Annuity payments, uniform in amount, are made monthly during each Annuity year. The level of payments for each year is based on the investment performance of the Series up to the Valuation Date as of which the payments are determined for the year. Thus, amounts of the Annuity payments vary with the investment performance of the Series from year to year rather than from month to month.

    The monthly Variable Annuity payments for the first year will be determined on the last Valuation Date of the second calendar week preceding the Annuity Date by using a formula described in the Contract. On each anniversary of the Annuity Date, Security First Life will determine the total monthly payments for the year then beginning. These will be determined by multiplying the number of Annuity Units in each Series from which payments are to be made by the Annuity Unit value of that Series for the Valuation Period in which the first payment for that year is due.

    The amount of the year's Variable Annuity payments is transferred to the General Account at the beginning of the year. Although an amount in the Separate Account is credited to an Annuitant and transferred to the General Account to make Annuity payments, it should not be inferred that the Annuitant has any property rights in this amount. The Annuitant has only a contractual right to Annuity payments from the amount credited to him or her in the Separate Account.

    The monthly Annuity payments for the year are made from the General Account with interest credited, in effect, using the Assumed Investment Return of 4.25% or the alternative Assumed Investment Return selected by the Owner. Security First Life will experience profits or loss on the amounts placed in the General Account to provide level monthly payments during the year to the extent that net investment income and gains in the General Account exceed or are lower than the Assumed Investment Return selected.

    Because Annuity payments for the year are set at the beginning of the year, the Annuitant will not benefit from increases in Annuity Unit values during the year and likewise will not be at risk for decreases during the year. However, such increases and decreases will be reflected in the calculation of Annuity payments for the subsequent year.

ANNUITY UNIT VALUES

    The value of an Annuity Unit at a Valuation Date is determined by multiplying the value of the Annuity Unit at the preceding Valuation Date by an "Annuity Change Factor." The Annuity Change Factor is an adjusted measurement of the investment performance of the Fund since the end of the preceding Valuation Period. The Annuity Change Factor is determined by dividing the value of the Accumulation Unit at the Valuation Date by the value of the Accumulation Unit at the preceding Valuation Date and multiplying the result by a neutralization factor.

    The neutralization factor is determined by dividing 1 by the weekly equivalent of the Assumed Investment Return previously selected by the Annuitant. For example, the neutralization factor for the Assumed Investment Return of 4.25% is 0.9991999.


    The number of Annuity Units for a Series is determined by dividing the monthly Annuity payment for the first year by that Series' Annuity Unit value on the same date the first year's Annuity payments are calculated. The number of Annuity Units will not change unless the Owner transfers Annuity Units to or from other Series or amounts from the General Account.


                                 DEATH BENEFITS

DEATH BEFORE THE ANNUITY DATE

    In the event that the Annuitant who is not the Owner dies before the Annuity Date, the Owner shall become the Annuitant. If the Owner dies before the Annuity Date, whether or not he or she is the Annuitant, the Beneficiary will be entitled to receive a death benefit. For purposes of determining the death of the Owner, the death of any joint Owner shall be deemed to be the death of the Owner. With respect to Nonqualified Contracts, if the Owner is not a natural person and the Annuitant dies, the cash value will be paid in a lump sum to the Owner or the Contract will be transferred to a natural person, in accordance with the Owner's written request, and the transferee will become the Owner and Annuitant.

    The death benefit shall be the greater of: (i) the Purchase Payments received under the Contract, reduced by amounts already applied to produce Annuity Income payments or for any prior partial surrenders; (ii) the Contract Value at the time of settlement; or (iii) in the event the Contract is issued on or before the date on which the oldest of the Owners attains age 70, the greater of the Contract Value at the end of the seventh Contract Year or the Contract Value at the end of each fifth Contract Year thereafter, in each case increased by subsequent Purchase Payments received by Security First Life and reduced by amounts subsequently applied to produce Annuity Income payments or to partial surrenders.

    The Beneficiary may elect to receive the death benefit as either: (i) Annuity Income under Annuity Income Options One, Two, or Five described in
Article 7 of the Contract, provided that an election of an Annuity Income Option is subject to the following conditions: (a) payments must begin within one year of the Owner's death (provided that under a Qualified Contract the spouse of the Owner may delay commencement of payments to the date on which the Owner would have attained age 70 1/2); (b) the guaranteed period under Option Two or the designated period under Option Five may not be longer than the Beneficiary's life expectancy under applicable tables specified by the Internal Revenue Service; and (c) the Contract Value as of the date of the first Annuity Income payment will be used to determine the amount of the death benefit to be applied; or (ii) a lump sum payout, provided that this payout shall be made within five (5) years of the date of death of the Owner.

    If the sole Beneficiary is the spouse of the Owner, the spouse may elect to succeed to all rights of the Owner under this Contract. If there is more than one Beneficiary living at the time of the Owner's death, each will share in the proceeds of the death benefit equally, unless the Owner has elected otherwise. If the Owner outlives all Beneficiaries, the death benefit will be paid to the Owner's estate in a lump sum. No Beneficiary shall have the right to assign, anticipate or commute any future payments under any of the options, except as provided in the election or by law.

    Rights to the death benefit will pass as if the Owner outlived the Beneficiary if: (i) the Beneficiary dies at the same time as the Owner; or (ii) the Beneficiary dies within 15 days of the Owner's death and prior to the date due proof of the Owner's death is received by Security First Life. Due proof of death will be a certified death certificate, an attending physician's statement, a decree of a court of competent jurisdiction as to the finding of death, or such other documents as Security First Life may, at its option, accept.

DEATH AFTER THE ANNUITY DATE

    If the Annuitant under a Contract dies on or after the Annuity Date, the remaining portion of his or her interest will be distributed at least as rapidly as under the method of distribution being used at the date of the Annuitant's death. If no designated Beneficiary survives the Annuitant, the present value of any remaining payments certain on the date of death of the Annuitant, calculated on the basis of the assumed investment return previously elected, may be paid in one sum to the estate of the Annuitant unless other provisions have been made and approved by Security First Life. This value is calculated as of the date of payment following receipt of due proof of death.

    Unless otherwise restricted, a Beneficiary receiving variable payments under Option 2 or 3 after the death of an Annuitant may elect at any time to receive the present value of the remaining number of Annuity payments certain in a single payment, calculated on the basis of the assumed investment return previously selected. However, such election is not available to a Beneficiary receiving Fixed Annuity payments.

                           FEDERAL INCOME TAX STATUS

    The operations of the Separate Account form part of the operations of Security First Life, but the Code provides that no federal income tax will be payable by Security First Life on the investment income and capital gains of the Separate Account. No federal income tax is payable by the Owner on the investment income and capital gains under a Contract until Annuity payments commence or a full or partial withdrawal is made.

QUALIFIED CONTRACTS


    Under a section 401 pension plan, withdrawals may be made only in the event of death, disability, separation from service, or attainment of normal retirement age. Under Section 403(b) of the Code withdrawal prior to age 59 1/2 of amounts attributable to contributions and earnings made after December 31, 1988, are restricted in a manner similar to those under Section 401 pension plans. However, under a 403(b) annuity, the Code permits withdrawals of the contributed amounts (and not the earnings thereon) in cases of financial hardship. The restrictions on withdrawals from Section 403(b) annuities do not apply to Contract values attributable to Contract values before January 1, 1989. In the case of Section 457 deferred compensation plan, benefits are not permitted to be made available earlier than when the employee attains age
70 1/2, separates from service or is faced with an unforeseeable emergency. Withdrawals from an IRA can be made when the Owner attains age 59 1/2, dies or becomes disabled without an additional 10% tax.


    Generally, all withdrawals made prior to age 59 1/2 that are not a result of death, disability, domestic relations order, deductible medical expense or received as a series of substantially equal payments made for the life of the Owner or the joint lives of the Owner and Owner's beneficiary will be subject to an additional 10% tax. Distributions from a Section 457 plan are not subject to this 10% penalty tax.


    In the case of section 401 plans, section 403(b) plans and section 457 plans, the Contract Value must be distributed, or Annuity payments for life or a period not exceeding the life expectancy of the Participant or the Participant and a designated Beneficiary must commence by April 1 of the calendar year following the later of the calendar year in which the employee attains age
70 1/2 or retires. If the Participant is the Owner of an IRA, then the required distributions described above must be made or commenced no later than the following April 1.

    Providing certain requirements of the Code are met, distributions, other than required distributions, from a plan may be rolled over tax-free to another plan. Distributions from a section 401 plan may be rolled over to another section 401 plan or to an IRA. Distributions from a tax-sheltered Annuity may be rolled over to another tax-sheltered Annuity or to an IRA. Distributions from an IRA may be rolled over to another IRA and, if the IRA contains only permissible rollover amounts, to a section 401 plan or a tax-sheltered Annuity.

    All distributions, with the exception of a return of nondeductible employee contributions, received from a section 401, 403(b), 457 plan or IRA are included in gross income. In the case of section 401, or 403(b) plans and IRAs, a distribution is includible in the year in which it is paid. In the case of a section 457 plan, a distribution is includible in the year it is paid or when made available depending upon whether certain Code requirements are met. In very limited situations, a lump sum distribution from a section 401 plan may qualify for special forward income averaging or may qualify for special long term capital gain treatment.

    In addition to the minimum distribution requirements, any payouts under
Section 401 and 403(b) plans and IRAs must meet minimum incidental death benefit requirements under the Code. This requirement does not apply in the case of
Section 401 plan Participants when the Participant's spouse is the designated beneficiary. Similar requirements are applicable to Section 457 plans for tax years beginning after December 31, 1988.

    Employers may deduct their contributions to self-employed and corporate pension and profit-sharing plans described in section 401 of the Code and tax-sheltered Annuities described in section 403(b) in the year when made, up to the limits specified in the Code. In addition these plans may permit nondeductible employee contributions. Any nondeductible employee contribution will be received tax free as a portion of each annuity payment.

NON-QUALIFIED CONTRACTS

    Distributions before the Annuity Date are treated as coming first from earnings, rather than purchase payments, until the entire amount of earnings has been distributed. For federal tax purposes, distributions include the receipt of proceeds from loans and the assignment or pledge of any portion of the Contract Value, as well as withdrawals, income payments, or death benefits. Deferred annuity contracts issued by an issuer to a policyholder in one calendar year will be treated as one contract for purposes of determining the tax consequences of any distribution. Distributions before the Annuity Date are taxable as ordinary income to the extent that the Contract Value, unreduced by surrender charges, exceeds Purchase Payments.

    Different rules apply to amounts distributed as an Annuity. A portion of each Annuity payment is treated as a nontaxable return of Purchase Payments. The remaining portion of each Annuity payment is taxable as ordinary income. The amount of each Annuity payment which is taxable is based on the period over which payments are to be made or, in the case of a life Annuity, the life expectancy of the Annuitant. A lump sum taken in lieu of remaining Annuity payments will be treated for tax purposes as a withdrawal.

    Income distributed as an Annuity or as a lump sum withdrawal will be subject to a 10% excise tax unless the distribution (1) occurs after the taxpayer attained age 59 1/2, (2) occurs after death or disability of the holder, (3) is attributable to an investment prior to August 14, 1982, (4) is in the form of an immediate annuity or (5) is a part of substantially equal payments to be made over the life or life expectancy of the taxpayer or the taxpayer and his or her designated beneficiary. The penalty will be imposed if an individual who elected to receive payments in substantially equal installments as a life or life expectancy annuity prior to age 59 1/2 changes the method of distribution before age 59 1/2. This individual will be assessed the penalty even after age 59 1/2 if annuity payments have not continued for five (5) years.

    Code Section 72(e)(11) provides that multiple annuity contracts which are issued within a calendar year to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences.

WITHHOLDING

    Security First Life is required to withhold federal income tax on Annuity payments, lump sum distributions and partial withdrawals. However, recipients of Contract distributions are allowed to make an election not to have federal income tax withheld, except as otherwise described below. After an election is made with respect to Annuity payments, an Annuitant may revoke the election at any time, and thereafter commence withholding. Security First Life will notify the payee at least annually of his or her right to revoke the election.

    Security First Life is required to withhold 20% of certain taxable amounts constituting "eligible rollover distributions" to participants (including lump sum distributions) in retirement plans under Code Section 401 and tax deferred annuities under Code Section 403(b). This withholding requirement does not apply to distributions from such plans and annuities in the form of a life and life expectancy annuity (individual or joint), an annuity with a designated period of

10 years or more, or any distribution required by the minimum distribution requirements of Code Section 401(a)(9). Withholding on these latter types of distribution will continue to be made under the rules described in the prior paragraph. A participant cannot elect out of the 20% withholding requirement. However, if an eligible rollover distribution is rolled over into an eligible retirement plan or IRA in a direct trustee-to-trustee transfer, no withholding will be required.

    Payees are required by law to provide Security First Life (as payor) with their correct taxpayer identification number ("TIN"). If the payee is an individual, the TIN is the same as his or her social security number.

OBTAINING TAX ADVICE

    It should be recognized that the federal income tax information in this prospectus is not exhaustive and is for information purposes only. The discussion above does not purport to cover all situations involving the purchase of an Annuity or the election of an option under the Contract. Tax results may vary depending upon individual situations and special rules may apply in certain cases. State and local tax results may also vary. For these reasons a qualified tax adviser should be consulted.

                                 VOTING RIGHTS

    Each Owner will have the right to instruct Security First Life with respect to voting the Fund shares which are the assets underlying his interest in the Separate Account, at all regular and special shareholders meetings. Security First Life will mail to each Owner, at his last known address, all periodic reports and proxy material of the applicable Fund and a form with which to give voting instructions. Fund shares as to which no timely instructions are received will be voted by Security First Life in proportion according to the instructions received from all Owners giving timely instructions. Security First Life is under no duty to inquire as to the instructions received or the authority of persons to instruct the voting of Fund shares, and unless Security First Life has actual knowledge to the contrary, the instructions given to it will be valid as they affect Security First Life or the Funds.

    Once Annuity payments with respect to an Owner's Account have begun, the Annuitant shall have any voting rights exercisable with respect to the Fund shares.

    The number of votes to be cast by each person having the right to vote shall be determined as of a record date within 90 days prior to the meeting of the Fund, and voting instructions will be solicited by written communication at least 10 days prior to such meeting. To be entitled to vote, an Owner or Annuitant must have been such on the record date. The number of shares as to which voting instructions may be given to Security First Life is determined by dividing that portion of the Contract Value then allocated to the Series for that Fund on the record date by the net asset value of a Fund share as of the same date.

                               LEGAL PROCEEDINGS

    Security First Life, in the ordinary course of its business, is engaged in litigation of various kinds which in its judgment is not of material importance in relation to its total assets. There are no present or pending material legal proceedings affecting the Separate Account.

                             ADDITIONAL INFORMATION


    For further information contact Security First Life at the address and phone number on the cover of this Prospectus. A copy of the Statement of Additional Information, dated May 1, 1997, which provides more detailed information about the Contracts, may also be obtained. Set forth below is the table of contents for the Statement of Additional Information.


    A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contracts offered hereby. This Prospectus does not contain all the information set forth in the registration statement, to all of which reference is made for further information concerning the Separate Account, Security First Life and the Contracts offered hereby. Statements contained in this Prospectus as to the contents of the Contracts and other legal instruments are summaries. For a complete statement of the terms thereof reference is made to such instruments as filed.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                                                                  PAGE
The Insurance Company............................................................................    3
The Separate Account.............................................................................    3
Net Investment Factor............................................................................    6
Annuity Payments.................................................................................    6
Withholding on Annuity Payments and Other Distributions..........................................    8
Underwriters, Distribution of the Contracts......................................................    8
Calculation of Performance Data..................................................................    9
Voting Rights....................................................................................   10
Safekeeping of the Securities....................................................................   10
Servicing Agent..................................................................................   10
Independent Auditors.............................................................................   10
Legal Matters....................................................................................   10
State Regulation of Security First Life..........................................................   10
Financial Statements.............................................................................   11

                     SECURITY FIRST LIFE SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

                          INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS

                     Security First Life Insurance Company
                          11365 West Olympic Boulevard
                         Los Angeles, California 90064
--------------------------------------------------------------------------------

The individual flexible payment Variable Annuity Contracts (the "Contracts") described in this Prospectus are issued by Security First Life Insurance Company ("Security First Life"). The Contracts may be issued pursuant to retirement plans that do not qualify for special tax treatment under the Internal Revenue Code of 1986 (the "Code"). The Contracts may also be issued to plans that qualify for special tax treatment such as individual retirement annuities, tax-sheltered annuities, Section 457 deferred compensation plans and pension plans.


Eight Funds constitute the underlying investment medium for the Contracts: (i) the Virtus Equity Series (formerly Value Equity Series) and Virtus U.S. Government Income Series of Security First Trust, (ii) the Money Market Portfolio, Growth Portfolio and Overseas Portfolio of the Variable Insurance Products Fund, (iii) the Contrafund Portfolio of the Variable Insurance Products Fund II, (iv) the International Portfolio of the Scudder Variable Life Investment Fund and (v) the Small Capitalization Portfolio of The Alger American Fund.



This Prospectus sets forth information a prospective investor should know before investing. Additional information about the Contracts has been filed with the Securities and Exchange Commission ("SEC") in a Statement of Additional Information, dated May 1, 1997, which information is incorporated herein by reference and is available without charge upon written request to Security First Life Insurance Company, P.O. Box 92193, Los Angeles, California 90009 or by telephoning 1(800)284-4536.


The table of contents of the Statement of Additional Information appears on page 20 of the Prospectus.
--------------------------------------------------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING OF SHARES OF ANY UNDERLYING FUND FOR WHICH A CURRENT PROSPECTUS HAS NOT BEEN RECEIVED AND IN NO EVENT WILL DESIGNATION OF AN UNDERLYING FUND FOR WHICH A CURRENT PROSPECTUS HAS NOT BEEN RECEIVED BE PERMITTED UNLESS THE OWNER RECEIVES SUCH A PROSPECTUS.

PLEASE READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                                IMPORTANT NOTICE

ANNUITIES, MUTUAL FUNDS, AND OTHER INVESTMENTS ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS, OBLIGATIONS, OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------


Prospectus dated May 1, 1997                                   SF 135 R2V (5/97)

                               TABLE OF CONTENTS


                                                                                                 PAGE
                                                                                                 ----
Glossary.......................................................................................    3
Summary of the Contracts.......................................................................    4
Fee Tables.....................................................................................    6
Condensed Financial Information................................................................    8
Performance....................................................................................    9
Financial Information..........................................................................    9
Description of Security First Life Insurance Company,
  The General Account, The Separate Account and The Funds......................................    9
    The Insurance Company......................................................................    9
    The Separate Account.......................................................................    9
    The Funds..................................................................................   10
Principal Underwriter..........................................................................   11
Servicing Agent................................................................................   11
Custody of Securities..........................................................................   11
Contract Charges...............................................................................   11
    Premium Taxes..............................................................................   12
    No Sales Charge............................................................................   12
    Administration Fees........................................................................   12
    Mortality and Expense Risk Charge..........................................................   12
    Free Look Period...........................................................................   12
Description of the Contracts...................................................................   12
    Assignment.................................................................................   12
    Purchase Payments..........................................................................   13
    Transfers..................................................................................   13
    Dollar Cost Averaging......................................................................   13
    Reallocation Election......................................................................   13
    Modification of the Contracts..............................................................   13
Accumulation Period............................................................................   14
    Crediting Accumulation Units in the Separate Account.......................................   14
    Separate Account Accumulation Unit Current Values..........................................   14
    Net Investment Factor......................................................................   14
    Surrender from the Separate Account........................................................   14
    Statement of Account.......................................................................   14
Annuity Benefits...............................................................................   15
    Variable Annuity Payments..................................................................   15
    Assumed Investment Return..................................................................   15
    Election of Annuity Date and Form of Annuity...............................................   15
    Frequency of Payment.......................................................................   16
    Level Payments Varying Annually............................................................   16
    Annuity Unit Values........................................................................   17
Death Benefits.................................................................................   17
    Death Before the Annuity Date..............................................................   17
    Death After the Annuity Date...............................................................   18
Federal Income Tax Status......................................................................   18
    Qualified Contracts........................................................................   18
    Non-Qualified Contracts....................................................................   19
    Withholding................................................................................   19
    Obtaining Tax Advice.......................................................................   19
Voting Rights..................................................................................   20
Legal Proceedings..............................................................................   20
Additional Information.........................................................................   20
Table of Contents of Statement of Additional Information.......................................   20


--------------------------------------------------------------------------------

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer described herein and, if given or made, such information or representations must not be relied upon as having been authorized. This Prospectus does not constitute an offer in any jurisdiction to any person to whom such offer would be unlawful therein.

                                    GLOSSARY

As used in this Prospectus, these terms have the following meanings:

ACCUMULATION UNIT -- A measuring unit used to determine the value of an Owner's interest in a Separate Account Series under a Contract at any time before Annuity Payments commence.

ANNUITANT -- The person on whose life Annuity payments under a Contract are based.

ANNUITY -- A series of income payments made to an Annuitant for a defined period of time.

ANNUITY DATE -- The date on which Annuity payments begin.

ANNUITY UNIT -- A measuring unit used to determine the amount of Variable Annuity payments based on a Separate Account Series under a Contract after such payments have commenced.

ASSUMED INVESTMENT RETURN -- The investment rate selected by the Annuitant for use in determining the Variable Annuity payments.

BENEFICIARY -- The person who has the right to a Death Benefit upon the death of the Owner.

BUSINESS DAY -- Each Monday through Friday except for days the New York Stock Exchange is not open for trading.

CONTRACT -- The agreement between Security First Life and the Contract Owner covering the rights of the Owner.

CONTRACT DATE -- The date an Owner's Contract is issued.

CONTRACT VALUE -- The sum of the Owner's interest in the Separate Account Series. The Owner's interest in the Separate Account Series is the sum of the values of the Accumulation Units.

CONTRACT YEAR -- A 12-month period starting on the Contract Date and on each anniversary thereof.

FIXED ANNUITY -- An Annuity providing guaranteed level payments. Such payments are not based upon the investment experience of the Separate Account.

FUND -- A diversified, open-end management investment company, or series thereof, registered under the Investment Company Act of 1940 ("1940 Act") which serves as the underlying investment medium for a Series in the Separate Account.

GENERAL ACCOUNT -- All assets of Security First Life other than those in the Separate Account or any of its other segregated asset accounts.

NORMAL ANNUITY DATE -- The first day of the month coincident with or next following the anniversary of the Contract Date nearest the Annuitant's 85th birthday, or the 10th anniversary, if later.

OWNER -- The person who has title to the Contract.

PURCHASE PAYMENT -- The amounts paid to Security First Life in order to provide benefits under the Contract.

SEPARATE ACCOUNT -- The segregated asset account entitled "Security First Life Separate Account A" which has been established by Security First Life pursuant to Delaware law to receive and invest amounts allocated and to provide Variable Annuity benefits under the Contracts. The Separate Account is registered as a unit investment trust under the 1940 Act.

SERIES -- The Accumulation Unit values and Annuity Unit values maintained separately for each Fund whose securities are owned by the Separate Account.

VALUATION DATE -- Any Business Day used by the Separate Account to determine the value of part or all of its assets for purposes of determining Accumulation and Annuity Unit values for the Contract. Accumulation Unit values will be determined each Business Day. There will be one Valuation Date in each calendar week for Annuity Unit values. Security First Life will establish the Valuation Date at its discretion, but until notice to the contrary is given, that date will be the last Business Day in a week.

VALUATION PERIOD -- The period of time from one Valuation Date through the next Valuation Date.

VARIABLE ANNUITY -- An Annuity providing payments which will vary annually in accordance with the net investment experience of the applicable Separate Account Series.

                            SUMMARY OF THE CONTRACTS

THE CONTRACTS


    The Contracts may be issued pursuant to retirement plans that do not qualify for special tax treatment ("Non-Qualified Contracts") and to individuals seeking to accumulate funds for retirement whether or not such individuals are otherwise participating in qualified or non-qualified retirement plans (See "Non-Qualified Contracts," page 19). The Contracts may also be issued to plans qualifying for special tax treatment ("Qualified Contracts"), such as individual retirement annuities, Section 403(b) tax-sheltered annuities, Section 457 deferred compensation plans, money purchase pension plans and profit sharing plans. (See "Qualified Contracts," page 19.)


PURCHASE PAYMENTS


    Purchase Payments under the Contracts are made to the Separate Account and allocated among the Series as directed by the Owner, provided that purchase payments of $100,000 or more will be initially allocated to the Money Market Portfolio until the end of the applicable Free Look Period. (See "Free Look Period," page 12.) The minimum initial Purchase Payment is $1,000 and each additional Purchase Payment must be at least $100. There is no sales charge; however, certain charges and deductions will be made to the Contract Value. (See "Contract Charges," page 11.) Amounts allocated to the Separate Account may be transferred among the Series at any time and any number of times. (See "Transfers," page 13.)


SEPARATE ACCOUNT


    Pursuant to the Participant's designation, Purchase Payments allocated to the Separate Account are invested at net asset value in Accumulation Units of one or more of eight series, each of which consists of the shares of a different Fund. The Funds presently consist of the Virtus Equity Series and Virtus U.S. Government Income Series of the Security First Trust, the Money Market Portfolio, Growth Portfolio and Overseas Portfolio of the Variable Insurance Products Fund, the Contrafund Portfolio of the Variable Insurance Products Fund II, the International Portfolio of the Scudder Variable Life Investment Fund and the Small Capitalization Portfolio of The Alger American Fund. The investment adviser and manager of Security First Trust is Security First Investment Management Corporation ("Security Management"). Virtus Capital Management, Inc. ("Virtus") is the subadvisor for the Virtus Equity Series and Virtus U.S. Government Income Series of Security First Trust. The investment adviser of the Variable Insurance Products Fund and the Variable Insurance Products Fund II is Fidelity Management & Research Company ("FMR"). The investment advisor and manager of the Scudder Variable Life Investments Fund is Scudder, Stevens & Clark, Inc. ("Scudder"). The Small Capitalization Portfolio of The Alger American Fund is managed and advised by Fred Alger Management, Inc. ("Alger Management"). (See "The Separate Account," page 9 and "The Funds," page 10.)


CHARGES AND DEDUCTIONS

    No sales charge is deducted from any purchase payment under the Contract or any amount surrendered under the Contract.

    An administration fee will be deducted daily from the Owner's interest in the Separate Account in the amount of .000411% (.15% per annum). (See "Administration Fees," page 12.)


    Daily deductions will be made for mortality and expense risks in the amount of .003425% (1.25% per annum). (See "Mortality and Expense Risk Charge," page 12.)


    Premium taxes payable to any state or other governmental agency with respect to the Owner's Account may be deducted on or after the date they were incurred. Premium taxes currently range from 0% to 2.35% (3.50% in Nevada). Until further notice, Security First Life will deduct premium taxes upon annuitization. (See "Premium Taxes," page 12.)

FREE LOOK PERIOD


    At any time within ten days (or such longer period as required by state law) after the receipt of the Contract it may be returned for cancellation and a full refund of all Purchase Payments or, if required by state law, the greater of the Purchase Payments or the account value. (See "Free Look Period," page 12).


VARIABLE ANNUITY PAYMENTS

    Monthly Annuity payments will start on the Annuity Date. The Owner selects the Annuity Date, an Annuity payment option, and an assumed investment return. Any of these selections may be changed prior to the Annuity Date. The Variable Annuity payment will vary annually based on a comparison of the assumed investment returns with the investment experience of the Series in which the Contract Value is invested. (See "Variable Annuity Payments," page 15.)

    If Annuity payments from any one Series would be less than $50, Security First Life reserves the right to change the frequency of the payments from that Series to such intervals as will result in payments of at least $50 from each Series. (See "Frequency of Payment," page 16.)

SURRENDER

    An Owner may surrender, before the Annuity Date, all or part of his or her Contract Value. However, no partial surrender is permitted if it would reduce the Owner's interest in any Series to less than $500, unless the entire amount allocated to that Series is being surrendered. The earnings surrendered will be taxed as ordinary income and may be subject to a penalty tax under the Code. (See "Federal Income Tax Status," page 18.) Certain restrictions are applicable to surrender from Contracts funding retirement plans qualified for special tax treatment under the Code. (See "Qualified Contracts," page 18.)

DEATH BENEFIT

    Unless otherwise restricted, in the event of the Owner's death prior to the Annuity Date, the designated Beneficiary may elect either to receive a death benefit in a lump sum or to apply the death benefit under certain of the available optional Annuity forms contained in the Contract. The death benefit is the greater of: (i) Purchase Payments reduced by amounts applied to partial withdrawals or annuity income or (ii) the Contract Value at settlement (see "Death Benefits," page 17).

                                   FEE TABLES

                        PARTICIPANT TRANSACTION EXPENSES

                                      None

                           SEPARATE ACCOUNT EXPENSES
                  (DEDUCTED DAILY FROM THE SEPARATE ACCOUNT.)

  Administration fees                                            0.15% per annum

  Mortality and Expense Risk Fees                                1.25% per annum

  Total Separate Account Annual Fees                             1.40% per annum

                              FUND ANNUAL EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)
                             (NET OF REIMBURSEMENT)


                                                         Virtus
                                          Virtus        U.S. Gov.      Money
                                          Equity         Income       Market       Growth      Overseas    Contrafund
                                          Series         Series      Portfolio    Portfolio    Portfolio   Portfolio
                                       -------------    ---------    ---------    ---------    --------    ----------
  (a) Management Fee................       0.81%          0.47%        0.21%        0.61%        0.76%      0.61%
  (b) Other Expenses................       0.19%          0.23%        0.09%        0.08%        0.17%        0.13%
  (c) Total Annual Expenses.........       1.00%          0.70%        0.30%        0.69%        0.93%        0.74%



                                                          Small
                                       International      Cap.
                                         Portfolio      Portfolio
                                       -------------    ---------
  (a) Management Fee................       0.70%          0.85%
  (b) Other Expenses................       0.35%          0.03%
  (c) Total Annual Expenses.........       1.05%          0.88%

EXAMPLES


                                     CONDITIONS
   SEPARATE      A PARTICIPANT WOULD PAY THE FOLLOWING EXPENSES ON                 TIME PERIODS
    ACCOUNT       A $1,000 INVESTMENT ASSUMING 5% ANNUAL RETURN ON      ----------------------------------
    SERIES                            ASSETS:                           1 YEAR  3 YEARS  5 YEARS  10 YEARS
---------------  --------------------------------------------------     ------  -------  -------  --------
Virtus           (a) upon surrender at the end of the stated time   (a)  $ 24    $  75    $ 128     $274
Equity               period
Series           (b) if the Certificate WAS NOT surrendered or was  (b)    24       75      128      274
                     annuitized
---------------  --------------------------------------------------     ------  -------  -------  --------
Virtus U.S.      SAME                                               (a)    21       66      113      243
Gov. Income
Series
                                                                    (b)    21       66      113      243
---------------  --------------------------------------------------     ------  -------  -------  --------
Money            SAME                                               (a)    17       54       92      201
Market
Portfolio                                                           (b)    17       54       92      201
---------------  --------------------------------------------------     ------  -------  -------  --------
Growth           SAME                                               (a)    21       65      112      242
Portfolio
Series
                                                                    (b)    21       65      112      242
---------------  --------------------------------------------------     ------  -------  -------  --------
Overseas         SAME                                               (a)    24       73      125      267
Portfolio
Series
                                                                    (b)    24       73      125      267
---------------  --------------------------------------------------     ------  -------  -------  --------
Contrafund       SAME                                               (a)    22       67      115      247
Portfolio
                                                                    (b)    22       67      115      247
---------------  --------------------------------------------------     ------  -------  -------  --------
International    SAME                                               (a)    23       71      122      262
Portfolio
                                                                    (b)    23       71      122      262
---------------  --------------------------------------------------     ------  -------  -------  --------
Small            SAME                                               (a)    23       71      122      262
Capitalization
Portfolio
                                                                    (b)    23       71      122      262
---------------  --------------------------------------------------     ------  -------  -------  --------


                     EXPLANATION OF FEE TABLE AND EXAMPLES


1. The purpose of the foregoing tables and examples is to assist the Owner in understanding the various costs and expenses that he or she will bear directly or indirectly. The table reflects expenses of the Separate Account as well as the underlying Funds. For additional information see "Contract Charges," beginning on page 11.



2. The investment advisers to the Virtus Equity Series and the Virtus U.S. Government Income Series voluntarily reimbursed certain expenses of these Funds. If there had been no reimbursement, total expenses would have been 1.09% and 1.15%, respectively (see the Security First Trust prospectuses for more information).


3. Premium taxes are not reflected. Presently, premium taxes ranging from 0% to 2.35% (3.50% in Nevada) may be deducted from each Purchase Payment or upon annuitization. However, Security First Life presently deducts premium tax only from amounts annuitized.

4. NEITHER THE TABLE NOR THE EXAMPLES ARE REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                          CONDENSED FINANCIAL INFORMATION


    The following table sets forth condensed financial information on Accumulation Units respecting contracts issued under this prospectus through the Separate Account. The information is derived from the financial statements of the Separate Account which have been audited by Ernst & Young LLP, the Separate Account's independent auditors. The information should be read in conjunction with the financial statements, related notes and other financial information in the Statement of Additional Information.



                                                                                     PERIOD ENDED
                                                                                   DECEMBER 31, 1996
                                                                                   -----------------
Series SV (Virtus Equity Series)
  Beg. AUV $.....................................................................          5.00
  End. AUV $.....................................................................          5.59
  End. No. Non-Qualified AUS.....................................................       132,782
  End. No. Qualified AUS.........................................................       149,404
Series Su (Virtus U.S. Govt. Income Series)
  Beg. AUV $.....................................................................          5.43
  End. AUV $.....................................................................          5.56
  End. No. Qualified AUs.........................................................       211,801
Series FG (Growth Portfolio)
  Beg. AUV $.....................................................................          7.13
  End. AUV $.....................................................................          8.08
  End. No. Qualified Aus.........................................................        99,375
Series FM (Money Market Portfolio)
  Beg. AUV $.....................................................................          5,40
  End. AUV $.....................................................................          5.62
  End. No. Qualified AUs.........................................................       198,051
  Yield..........................................................................         3.98%
Series FO (Overseas Portfolio)
  Beg. AUV $.....................................................................          6.14
  End. AUV $.....................................................................          6.86
  End. No. Qualified AUs.........................................................         2,524
Series FC (Contrafund Portfolio)
  Beg. AUV $.....................................................................          6.29
  End. AUV $.....................................................................          7.54
  End. No. Qualified AUs.........................................................         1,482
Series SI (International Portfolio)
  Beg. AUV $.....................................................................          5.84
  End. AUV $.....................................................................          6.62
  End. No. Non-Qualified AUs.....................................................         7,657
  End. No. Qualified AUs.........................................................        16,176
Series AS (Small Capitalization Portfolio)
  Beg. AUV $.....................................................................          6.54
  End. AUV $.....................................................................          6.73
  End. No. Qualified AUs.........................................................        77,391


---------------


AUV - Accumulation Unit Value



AUs - Accumulation Units

                                  PERFORMANCE

    Security First Life may from time to time advertise the yield and effective yield on the Money Market Portfolio of the Separate Account and the average annual total returns for the other Funds in the Separate Account. Yields and average annual total returns are determined in accordance with the methods of computation set forth by the SEC in the Form N-4 Registration Statement and are more particularly described in the Statement of Additional Information. Yields are expressed for a seven day period, and average annual total returns are expressed for at least one, five and ten year periods (or from inception if shorter).

    The yields of the Money Market Portfolio are determined based upon the change in the value of an outstanding unit in the Separate Account over a seven day period and annualizing the result. The computation takes into account recurring deductions from account values.

    The computation of average annual total returns does take into consideration recurring charges and any non-recurring charges applicable to a Contract which is surrendered in full at the end of the stated holding period.

                             FINANCIAL INFORMATION

    Financial Statements of the Separate Account and Security First Life are contained in the Statement of Additional Information.

             DESCRIPTION OF SECURITY FIRST LIFE INSURANCE COMPANY,
            THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT AND THE FUNDS

THE INSURANCE COMPANY


    Security First Life is a stock life insurance company founded in 1960 and organized under the laws of the State of Delaware. Its principal executive offices are located at 11365 West Olympic Boulevard, Los Angeles, California 90064. Security First Life is a wholly-owned subsidiary of Security First Group, Inc. ("SFG"). The outstanding voting stock of SFG is owned by London Insurance Group, Inc., a Canadian insurance service corporation and publicly traded subsidiary of the Trilon Corporation of Toronto, Canada. Security First Life is authorized to transact the business of life insurance, including annuities. Security First Life presently is licensed to do business in 49 states and the District of Columbia.


THE SEPARATE ACCOUNT

    The Separate Account was established by Security First Life on May 29, 1980, in accordance with the provisions of the Delaware Insurance Code. It is registered as a unit investment trust under the 1940 Act. Registration with the SEC does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or Security First Life.

    The Separate Account and each Series therein are administered and accounted for as part of the general business of Security First Life, but the income and realized capital gains or losses of each Series are credited to or charged against the assets held for that Series in accordance with the terms of the Contracts. This is done without regard to the income, realized capital gains or losses of any other Series or the experience of Security First Life in any other business it may conduct. The assets within each Series are not chargeable with liabilities incurred by any other Series, or arising out of any other business Security First Life may conduct.

    All obligations arising under the Contracts, including the guarantee to make annuity payments, are general corporate obligations of Security First Life, and all of Security First Life's assets are available to meet its expenses and obligations under the Contracts. However, while Security First Life is obligated to make the Variable Annuity payments under the Contracts, the amount of such payments is guaranteed only to the extent of the level amount calculated at the beginning of each Annuity year. (See "Level Payments Varying Annually," page 16.)

    The Separate Account is divided into a number of Series of Accumulation and Annuity Units, eight of which are available under the Contracts, and each Series invests in the shares of only one of the Funds. The Funds consist of (i) the Virtus Equity Series and Virtus U.S. Government Income Series of the Security First Trust, (ii) the Money Market Portfolio, Growth Portfolio and Overseas Portfolio of the Variable Insurance Products Fund, (iii) the Contrafund Portfolio of the Variable Insurance Products Fund II, (iv) the International Portfolio of the Scudder Variable Life Investment Fund, and (v) the Small Capitalization Portfolio of The Alger American Fund. The shares of each Fund are purchased, without sales charge, for the corresponding Series at the net asset value per share next determined by each Fund following receipt of the applicable payment. Any dividend or capital gain distributions received from a Fund are reinvested in

Fund shares which are retained as assets of the applicable Series. Fund shares will be redeemed without fee to the Series to the extent necessary for Security First Life to make Annuity or other payments under the Contracts.

    If shares of any Fund should no longer be available for investment by a Series or if in the judgment of Security First Life's management further investment in the shares of any fund should become inappropriate in view of the purposes of the Contracts issued, Security First Life may substitute for the Fund shares already purchased, and apply future Purchase Payments under the Contracts to the purchase of shares of another Fund or other securities. No substitution of securities of any Series may take place, however, without a prior favorable vote of a majority of the Owners entitled to vote who have invested in the Series and the prior approval of the SEC.

THE FUNDS

    Each of the Funds is a series or portfolio of an open-end management investment company registered with the SEC under the 1940 Act. Registration does not involve supervision by the SEC of the investments or investment policies of the Funds. There can be no assurance that the investment objectives of the Funds will be achieved.

    The Security First Trust is a Massachusetts business trust which has a number of series, two of which are available under the Contracts.


    Virtus Equity Series seeks to provide growth of capital and income. The Series pursues this objective by investing in common stocks of high quality companies. The Series is managed to take advantage of trends in the stock market that favor different styles of stock selection (value or growth) and different sizes of companies (consisting of large, medium and small).



    Virtus U.S. Government Income Series seeks to provide current income. The Series pursues this objective by investing in a professionally managed, diversified portfolio limited primarily to U.S. government securities.


    Security Management, a subsidiary of SFG and an affiliate of Security First Life and Security First Financial, Inc., provides investment advice and management services to the two series of Security First Trust described above. Under a subadvisory agreement with Security Management, Virtus provides investment management services to the Virtus Equity Series and Virtus U.S. Government Income Series.

    Variable Insurance Products Fund and Variable Insurance Products Fund II are Massachusetts business trusts. Each is divided into separate portfolios. The following portfolios from these trusts are available under the Contracts:

    Money Market Portfolio seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The portfolio will invest only in high quality U.S. dollar denominated money market securities of domestic and foreign issuers.

    Growth Portfolio seeks to achieve capital appreciation normally through the purchase of common stocks (although the portfolio's investments are not restricted to any one type of security). Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

    Overseas Portfolio seeks long-term growth of capital primarily through investments in foreign securities. Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

    Contrafund Portfolio seeks capital appreciation by investing in equity or debt securities of companies that the investment adviser believes to be undervalued due to an overly pessimistic appraisal by the public.

    FMR is the investment adviser to each of the portfolios of the Variable Insurance Products Fund and the Variable Insurance Products Fund II.

    Scudder Variable Life Investment Fund is a Massachusetts business trust which is divided into separate Portfolios. The following Portfolio is available under the Contracts.

    International Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The Portfolio invests in companies, wherever organized, which do business primarily outside the United States. The Portfolio intends to diversify investments among several countries and to have represented in its holdings business activities in not less than three different countries. The Portfolio does not intend to concentrate investments in any particular industry.

    The investment advisor of the Scudder Variable Life Investment Fund is Scudder.

    The Alger American Fund is a Massachusetts business trust which has a number of portfolios, one of which is available under the Contracts.

    Small Capitalization Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies within the range of companies included in the Russell 2000 Growth Index. Income is a consideration in the selection of investments but is not an investment objective of the Portfolio.

    The investment adviser of The Alger American Fund is Alger Management.

    The Funds are available to registered separate accounts offering variable annuity and variable life products of participating insurance companies and to other entities permitted under Section 817(h) of the Code. Although it is not anticipated that any disadvantages will result, there is a possibility that a material conflict may arise between the interest of the Separate Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Owners and those of other companies, or some other reason. In the event of a conflict, the Separate Account will take any steps necessary to protect Owners and variable annuity payees, which may include withdrawal of amounts invested in the Fund by the Separate Account.

    The rights of Participants or Beneficiaries to instruct Security First Life on voting shares of the Funds are described under "Voting Rights," page 19.

    Detailed information about the Funds, their investment objectives, investment portfolios and charges may be found in the prospectuses of the Funds. Delivery of prospectuses of the Funds must precede or accompany delivery of this prospectus. An investor should carefully read the Funds' prospectuses before investing. Prospectuses for Security First Trust, Variable Insurance Products Fund, Variable Insurance Products Fund II, Scudder Variable Life Investment Fund and The Alger American Fund may be obtained without charge by written request to Security First Life Insurance Company, P.O. Box 92193, Los Angeles, California 90009.

                             PRINCIPAL UNDERWRITER

    Security First Financial, Inc., 11365 West Olympic Boulevard, Los Angeles, California 90064, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., is the principal underwriter for the Contracts. Security First Financial, Inc., is a Delaware corporation and a subsidiary of SFG.

                                SERVICING AGENT

    Security First Life receives certain administrative services such as office space, supplies, utilities, office equipment, travel expenses and periodic reports pursuant to an agreement with SFG.

                             CUSTODY OF SECURITIES

    The custodian of the assets of the Separate Account is Security First Life. The assets of each Series will be kept physically segregated by Security First Life and held separate from the assets of the other Series and of any other firm, person, or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of Security First Life's officers and employees.

                                CONTRACT CHARGES


    Security First Life represents that the charges deducted under the Contract, described below, are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Security First Life.



    Contract charges are assessed as follows: (i) for premium taxes; (ii) against the net value of assets in the Separate Account on a daily basis for administration of the Contract; and (iii) against the value of the assets in the Separate Account on a daily basis, for the assumption of mortality and expense risks. These charges may not be changed under the Contract, and Security First Life may profit from these charges in the aggregate.


    An investor should note that there are deductions from and expenses paid out of the assets of the Funds that are described in their respective prospectuses.

PREMIUM TAXES

    Certain state and governmental entities impose a premium tax of up to 2.35% (3.50% in Nevada) of Purchase Payments or amounts applied to an Annuity option. The Contracts permit Security First Life to deduct any applicable premium taxes from the Contract Value at or after the time they are incurred. Until further notice, Security First Life will deduct any premium tax only from amounts applied to an Annuity option.

NO SALES CHARGE

    Security Life has waived all sales charges under the Contract. As a result, there are no sales loads on purchase payments and no surrender charges on full or partial surrenders.

ADMINISTRATION FEES

    An administration fee of .000411% (.15% per annum) is deducted from the Owner's interest in the Separate Account on a daily basis. Contract administration expenses include the cost of policy issuance; salaries; rent; postage; telephone and travel expenses; legal, administrative, actuarial and accounting fees; periodic reports; office equipment; stationery; office space; and custodial expenses. These fees will not exceed the cost of providing such administration services.


MORTALITY AND EXPENSE RISK CHARGE



    The minimum death benefit provided for by the Contracts requires Security First Life to assume a mortality risk that the Contract Value will be less than the Owner's Purchase Payments adjusted for prior withdrawals and/or amounts applied to Annuity options. (See "Death Before the Annuity Date," page 17.) Further, because the Contracts provide life Annuity options, Security First Life assumes a mortality risk that the death rate of Annuitants as a group will be lower than the death rate upon which the mortality tables specified in the Contracts are based. In addition, although Security First Life charges an administration fee equal to 0.15% per annum from the value of Separate Account assets funding the Contract, there is no assurance that these fees will be sufficient to absorb the administrative expenses incurred by Security First Life during the term of the Contract. As compensation for assuming these risks, Security First Life will make a daily deduction from the value of the Separate Account assets funding the Contracts equal to 1.25% on an annual basis.


    If Security First Life has gains from the receipt of the mortality and expense risk charges over its costs of assuming these risks under the Contracts, it may use the gains in its discretion, including reduction of expenses incurred in distributing the Contracts.


    Security First Life may, in its discretion, voluntarily waive a portion of the mortality and expense risk charges, which waiver may be terminated at any time.


FREE LOOK PERIOD


    The Contract provides for an initial "Free Look" period. The Owner has the right to return the Contract within 10 days (or such longer period as required by state law) after the Owner receives the Contract by delivering or mailing it to Security First Life at its administrative office. If the Contract is mailed, it will be deemed mailed on the date of the postmark or, if sent by certified or registered mail, the date of certification or registration. The returned Contract will be treated as if the Company never issued it, and the Company will refund the Purchase Payments or, if required by state law, the greater of the Purchase Payments or the account value. Purchase Payments contributed to the Separate Account will be allocated to the Money Market Portfolio for the number of days of the Free Look period required by the state. At the end of the Free Look period, the account value in the Money Market Portfolio will be reallocated to the series of the Separate Account selected in the application.


                          DESCRIPTION OF THE CONTRACTS

ASSIGNMENT

    The Contracts provide that an Owner may freely assign his or her rights under them. However, the Code provides that Contracts issued in connection with
Section 401 or 403 plans and IRAs must be nontransferable and nonassignable.

PURCHASE PAYMENTS

    Purchase Payments may be made at any time. The minimum initial Purchase Payment is $1,000; with each additional Purchase Payment subject to a $100 minimum. Confirmation of each Purchase Payment received will be sent to the Owner.


TRANSFERS



    Accumulation Units may be transferred among the Series at any time. Transfer instructions may be communicated in writing or, if permitted by Security First Life, by telephone. If telephone transfers of Accumulation Units are permitted, the Owner will be required to complete an authorization on the Contract application or on another form provided by Security First Life. Security First Life will employ reasonable procedures to confirm that telephone instructions are genuine (including requiring one or more forms of personal identification), and Security First Life will not be liable for following instructions it reasonably believes to be genuine.



    Accumulation Units will be transferred on the first valuation after receipt of written or telephone instructions. Because Accumulation Unit values are determined at the close of the New York Stock Exchange (currently 4:00 P.M. Eastern Time) on a Valuation Date, transfer instructions received up to that time will be effected at the value calculated on that Date and instructions received after that time will be effected at the value next calculated.



    Annuity Units may be transferred among the Series at any time. Transfers described in this paragraph may be elected in writing only and will be effective on the first valuation following receipt of the instructions. Except as permitted under a dollar cost averaging program or a reallocation election, a minimum of $500 must be transferred from any Series.


DOLLAR COST AVERAGING


    Security First Life offers a program for dollar cost averaging in which Owners with Contract Values of $5,000 or more may participate. The program will periodically transfer Accumulation Units from the Series invested in the Money Market Portfolio of the Variable Insurance Products Fund to any of the other Series selected by the Owner. The program allows the Owner to invest in non-money market Series over any period selected by the Owner rather than investing in those Series all at once. Transfers may be made monthly, quarterly, semi-annually or annually in a minimum amount of $100, and Security First Life reserves the right to limit the number of Series to which transfers can be made (but there are not current limitations). An Owner may terminate the program at any time on written notice to Security First Life.


REALLOCATION ELECTION


    An Owner with a Contract Value of $5,000 or more may elect in writing on a form provided by Security First Life to systematically reallocate values invested in Accumulation Units among the Series in order to achieve an allocation ratio established by the Owner. Transfers will be made annually on the third business day of the month in which the anniversary of the Contract Date occurs. Changes in allocation ratios can be made once each Contract Year.


MODIFICATION OF THE CONTRACTS


    The Contracts include Security First Life's assurance that Annuity payments involving life contingencies will be based on the minimum guaranteed Annuity purchase rates incorporated in the Contracts, regardless of actual mortality experience. The Contracts include provisions legally binding on Security First Life with respect to these Annuity purchase rates and such other matters as death benefits, deductions from Purchase Payments, deductions from the Separate Account for mortality and expense risk fees, and guaranteed rates with respect to fixed benefits. Security First Life may unilaterally change such provisions to the extent permitted by the Contract, but only: (i) with respect to any Purchase Payments received as a tax free exchange under the Code after the effective date of the change; (ii) with respect to benefits and values provided by Purchase Payments made after the effective date of the change to the extent that such Purchase Payments in any Contract Year exceed the first year's Purchase Payments; or (iii) to the extent necessary to conform the Contract to any Federal or state law, regulation or ruling.

    A Contract may also be modified by written agreement between Security First Life and the Owner.

    Inquiries as to any Contract provisions should be made in writing to Security First Life Insurance Company, P.O. Box 92193, Los Angeles, California 90009 or by telephoning 1(800)284-4536.

                              ACCUMULATION PERIOD

CREDITING ACCUMULATION UNITS IN THE SEPARATE ACCOUNT


    Accumulation Units are credited to a Series as directed by the Owner upon receipt of each Purchase Payment or conversion, as the case may be. The number of Accumulation Units to be credited is determined each business day at the close of the New York Stock Exchange (currently 4:00 P.M. Eastern Time) by dividing the net amount allocated to a Series by the value of an Accumulation Unit in the Series next computed following receipt of the Payment or transfer.


SEPARATE ACCOUNT ACCUMULATION UNIT CURRENT VALUES

    The current value of Accumulation Units of a Series varies with the investment experience of the Fund in which the assets of the Series are invested. Such value is determined each business day at the close of the New York Stock Exchange (currently 4 P.M. Eastern Time) by multiplying the value of an Accumulation Unit in the Series on the immediately preceding Valuation Date by the net investment factor for the period since that day. (See "Net Investment Factor," below.) The Owner bears the investment risk that the aggregate current value invested in the Series may at any time be less than, equal to, or more than the amounts originally allocated to the Series.

NET INVESTMENT FACTOR


    The net investment factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the administration fee, mortality and expense risk fee) in the net asset value of the Fund in which a Series is invested, since the preceding Valuation Date. The net investment factor may be greater or less than one, depending upon the Fund's investment performance.


SURRENDER FROM THE SEPARATE ACCOUNT

    An Owner may surrender all or a portion of his or her Contract Value at any time prior to the Annuity Date. A surrender may result in adverse federal income tax consequences to the Owner including current taxation of the distribution and a penalty tax on a premature distribution. (See "Federal Income Tax Status," page 18.) Owners should consult their tax advisers before making withdrawals.

    The Contract Value of an Owner's interest in the Separate Account prior to the Annuity Date may be determined at any time by multiplying the number of Accumulation Units for each Series credited to the Contract by the current value of an Accumulation Unit in the Series. Upon receipt of a written request for a full or partial surrender, Security First Life will determine the value of the number of Accumulation Units surrendered at the Accumulation Unit value next computed.

    A request for a partial surrender from more than one Series must specify the allocation of the partial surrender among the Series. No partial surrender may be made that would cause an Owner's interest in any Series to have a value after the surrender of less than $500, unless the entire amount allocated to such Series is being surrendered.

    Payment of any amount surrendered from the Series will be made within seven days of the date the written request is received by Security First Life. Surrender may be suspended when: (i) trading on the New York Stock Exchange is restricted by the SEC or such Exchange is closed for other than weekends or holidays; (ii) the SEC has by order permitted such suspension; or (iii) an emergency as determined by the SEC exists making disposal of portfolio securities or valuation of assets of the Funds not reasonably practicable.

STATEMENT OF ACCOUNT

    Prior to the Annuity Date, each Owner will be provided with a written statement of account each calendar quarter in which a transaction occurred, but in no event less than one annually. The statement of account will show all transactions for the period being reported as well as the number of Accumulation Units of each Series then credited to the Contract, the current Accumulation Unit value for each Series, and the Contract Value as of the end of the reporting period.


    Although care is taken to ensure the accuracy of allocations and transfers to and within the Separate Account, the possibility of an error still exists. Owners are asked to review their statements and confirmations of transactions carefully and to promptly advise Security First Life of any discrepancy. Allocations and transfers reflected in the statements will be considered final at the end of 60 days from the date of the statement.


                                ANNUITY BENEFITS

VARIABLE ANNUITY PAYMENTS

    The Owner's interest in the Series will be applied to provide a Variable Annuity. The dollar amount of Variable Annuity payments will reflect the investment experience of the Series but will not be affected by adverse mortality experience which may exceed the mortality risk charge provided for under the Contract.

ASSUMED INVESTMENT RETURN

    Variable Annuity payments will vary from payments based on the Assumed Investment Return depending on whether the investment experience of the Series is better or worse than the assumed return. The choice of the Assumed Investment Return affects the pattern of annuity payments. Over a period of time, if the Separate Account achieved a net investment result equal to the Assumed Investment Return applicable to a particular option, the Annuity Unit would not change in value, and the amount of the Annuity payments would be level. However, if the Separate Account achieved a net investment result greater than the Assumed Investment Return, the Annuity Unit would increase in value and the amount of the Annuity payments would increase in value each year. Similarly, if the Separate Account achieved a net investment result smaller than the Assumed Investment Return, the Annuity Unit would decrease in value and the amount of the Annuity payments would decrease each year.

    Although a higher initial payment would be received under a higher Assumed Investment Return, there is a point in time after which payments under a lower Assumed Investment Return would be greater, assuming payments continue through that point in time. The effect of a higher or lower Assumed Investment Return can be summarized as follows: a higher Assumed Investment Return will result in a larger initial payment but more slowly rising or more rapidly falling subsequent payments than a lower Assumed Investment Return.

    Unless otherwise elected, the Assumed Investment Return will be 4.25% per annum. To the extent permitted by state law and regulations, Security First Life will permit election of an Assumed Investment Return of 3.50%, 5% or 6%. It should not be inferred, however, that such returns will bear any relationship to the actual net investment experience of the Series.

ELECTION OF ANNUITY DATE AND FORM OF ANNUITY

    The Annuity Date and the form of Annuity payment are elected by the Owner. The normal Annuity Date is the Contract anniversary nearest to the Annuitant's 85th birthday, or the 10th anniversary of the Contract Date, whichever is later, except in the case of Qualified Contracts, which may require a different date. To the extent not prohibited by any Qualified Contract requirements, an optional Annuity Date may be elected; such date may be the first day of any month prior to the normal Annuity Date. The election must be made at least 31 days before the optional Annuity Date elected.

    The normal form of Annuity payment under the Contracts is Option 2, a variable life Annuity with 120 monthly payments certain. Unless indicated otherwise, Option 2 will be automatically applied. Changes in the optional form of Annuity payment may be made at any time up to 31 days prior to the date on which Annuity payments are to begin. Option 1 through 4 may be elected as either Variable Annuities or Fixed Annuities, while Option 5 may be elected only as a Fixed Annuity. The first year's Annuity payments described in Option 1 through 4 are determined on the basis of (i) the mortality table specified in the Contract, (ii) the age and, where permitted, the sex of the Annuitant, (iii) the type of Annuity payment option(s) selected, and (iv) the Assumed Interest Return selected. Fixed Annuity payments described in Option 5 are determined on the basis of (i) the number of years in the payment period and (ii) the interest rate guaranteed with respect to the option. Fixed Annuities are funded through the General Account of Security First Life.

OPTION 1 -- LIFE ANNUITY

    An Annuity payable monthly during the lifetime of an individual, ceasing with the last payment due prior to the death of an individual. This option offers the maximum level of monthly payments since there is no guarantee of a minimum number of payments or of death benefits for Beneficiaries.

OPTION 2 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

    An Annuity payable monthly during the lifetime of an individual with a guaranteed minimum number of monthly payments not less than 120, 180 or 240 months, as elected. If at the death of the individual the specified number of payments have not been made, Annuity payments will be continued during the remainder of such period to the designated Beneficiary.

OPTION 3 -- INSTALLMENT REFUND LIFE ANNUITY

    An Annuity payable monthly during the lifetime of an individual with a guaranteed minimum number of monthly payments equal to the amount applied under this option divided by the first monthly payment. If the payee dies before receiving the "minimum number" of payments, the remaining payments will continue to the designated beneficiary.

OPTION 4 -- JOINT AND LAST SURVIVOR ANNUITY

    An Annuity payable monthly during the joint lifetime of two individuals and thereafter during the lifetime of the survivor, ceasing with the last payment due prior to the death of the survivor.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD

    A fixed dollar Annuity payable monthly for a specified number of years from 5 to 30. The amount of each payment will be based on an interest rate determined by Security First Life, that will not be less than 3.50% per annum. Fixed Annuity payments under this option may not be commuted to a lump sum, except as provided under "Death Benefits," page 17.

FREQUENCY OF PAYMENT

    Payments under all options will be made on a monthly basis, unless a different arrangement has been requested by the Owner and agreed to by Security First Life. If at any time any payments to be made to any payee under any Series are or become less than $50 each, Security First Life shall have the right to decrease the frequency of payments to such intervals as will result in a payment of at least $50 from each Series.

LEVEL PAYMENTS VARYING ANNUALLY

    Under the Contract, Variable Annuity payments are determined annually rather than monthly, so that Annuity payments, uniform in amount, are made monthly during each Annuity year. The level of payments for each year is based on the investment performance of the Series up to the Valuation Date as of which the payments are determined for the year. Thus, amounts of the Annuity payments vary with the investment performance of the Series from year to year rather than from month to month.

    The monthly Variable Annuity payments for the first year will be determined on the last Valuation Date of the second calendar week preceding the Annuity Date by using a formula described in the Contract. On each anniversary of the Annuity Date, Security First Life will determine the total monthly payments for the year then beginning. These will be determined by multiplying the number of Annuity Units in each Series from which payments are to be made by the Annuity Unit value of that Series for the Valuation Period in which the first payment for that year is due.

    The amount of the year's Variable Annuity payments is transferred to the General Account at the beginning of the year. Although an amount in the Separate Account is credited to an Annuitant and transferred to the General Account to make Annuity payments, it should not be inferred that the Annuitant has any property rights in this amount. The Annuitant has only a contractual right to Annuity payments from the amount credited to him or her in the Separate Account.

    The monthly Annuity payments for the year are made from the General Account with interest credited, in effect, using the Assumed Investment Return of 4.25% or the alternative Assumed Investment Return selected by the Owner. Security First Life will experience profits or loss on the amounts placed in the General Account to provide level monthly payments during the year to the extent that net investment income and gains in the General Account exceed or are lower than the Assumed Investment Return selected.

    Because Annuity payments for the year are set at the beginning of the year, the Annuitant will not benefit from increases in Annuity Unit values during the year and likewise will not be at risk for decreases during the year. However, such increases and decreases will be reflected in the calculation of Annuity payments for the subsequent year.

ANNUITY UNIT VALUES

    The value of an Annuity Unit at a Valuation Date is determined by multiplying the value of the Annuity Unit at the preceding Valuation Date by an "Annuity Change Factor." The Annuity Change Factor is an adjusted measurement of the investment performance of the Fund since the end of the preceding Valuation Period. The Annuity Change Factor is determined by dividing the value of the Accumulation Unit at the Valuation Date by the value of the Accumulation Unit at the preceding Valuation Date and multiplying the result by a neutralization factor.

    The neutralization factor is determined by dividing 1 by the weekly equivalent of the Assumed Investment Return previously selected by the Annuitant. For example, the neutralization factor for the Assumed Investment Return of 4.25% is 0.9991999.


    The number of Annuity Units for a Series is determined by dividing the monthly Annuity payment for the first year by that Series' Annuity Unit value on the same date the first year's Annuity payments are calculated. The number of Annuity Units will not change unless the Owner transfers Annuity Units to or from other Series or amounts from the General Account.


                                 DEATH BENEFITS

DEATH BEFORE THE ANNUITY DATE

    In the event that the Annuitant who is not the Owner dies before the Annuity Date, the Owner shall become the Annuitant. If the Owner dies before the Annuity Date, whether or not he or she is the Annuitant, the Beneficiary will be entitled to receive a death benefit. For purposes of determining the death of the Owner, the death of any joint Owner shall be deemed to be the death of the Owner. With respect to Nonqualified Contracts, if the Owner is not a natural person and the Annuitant dies, the cash value will be paid in a lump sum to the Owner or the Contract will be transferred to a natural person, in accordance with the Owner's written request, and the transferee will become the Owner and Annuitant.

    The death benefit shall be the greater of: (i) the Purchase Payments received under the Contract, reduced by amounts already applied to produce Annuity Income payments or for any prior partial surrenders or (ii) the Contract Value at the time of settlement.

    The Beneficiary may elect to receive the death benefit as either: (i) Annuity Income under Annuity Income Options One, Two, or Five described in
Article 7 of the Contract, provided that an election of an Annuity Income Option is subject to the following conditions: (a) payments must begin within one year of the Owner's death (provided that under a Qualified Contract the spouse of the Owner may delay commencement of payments to the date on which the Owner would have attained age 70 1/2); (b) the guaranteed period under Option Two or the designated period under Option Five may not be longer than the Beneficiary's life expectancy under applicable tables specified by the Internal Revenue Service; and (c) the Contract Value as of the date of the first Annuity Income payment will be used to determine the amount of the death benefit to be applied; or (ii) a lump sum payout, provided that this payout shall be made within five
(5) years of the date of death of the Owner.

    If the sole Beneficiary is the spouse of the Owner, the spouse may elect to succeed to all rights of the Owner under this Contract. If there is more than one Beneficiary living at the time of the Owner's death, each will share in the proceeds of the death benefit equally, unless the Owner has elected otherwise. If the Owner outlives all Beneficiaries, the death benefit will be paid to the Owner's estate in a lump sum. No Beneficiary shall have the right to assign, anticipate or commute any future payments under any of the options, except as provided in the election or by law.

    Rights to the death benefit will pass as if the Owner outlived the Beneficiary if: (i) the Beneficiary dies at the same time as the Owner; or (ii) the Beneficiary dies within 15 days of the Owner's death and prior to the date due proof of the Owner's death is received by Security First Life. Due proof of death will be a certified death certificate, an attending physician's statement, a decree of a court of competent jurisdiction as to the finding of death, or such other documents as Security First Life may, at its option, accept.

DEATH AFTER THE ANNUITY DATE

    If the Annuitant under a Contract dies on or after the Annuity Date, the remaining portion of his or her interest will be distributed at least as rapidly as under the method of distribution being used at the date of the Annuitant's death. If no designated Beneficiary survives the Annuitant, the present value of any remaining payments certain on the date of death of the Annuitant, calculated on the basis of the assumed investment return previously elected, may be paid in one sum to the estate of the Annuitant unless other provisions have been made and approved by Security First Life. This value is calculated as of the date of payment following receipt of due proof of death.

    Unless otherwise restricted, a Beneficiary receiving variable payments under Option 2 or 3 after the death of an Annuitant may elect at any time to receive the present value of the remaining number of Annuity payments certain in a single payment, calculated on the basis of the assumed investment return previously selected. However, such election is not available to a Beneficiary receiving Fixed Annuity payments.

                           FEDERAL INCOME TAX STATUS

    The operations of the Separate Account form part of the operations of Security First Life, but the Code provides that no federal income tax will be payable by Security First Life on the investment income and capital gains of the Separate Account. No federal income tax is payable by the Owner on the investment income and capital gains under a Contract until Annuity payments commence or a full or partial withdrawal is made.

QUALIFIED CONTRACTS


    Under a section 401 pension plan, withdrawals may be made only in the event of death, disability, separation from service, or attainment of normal retirement age. Under Section 403(b) of the Code withdrawal prior to age 59 1/2 of amounts attributable to contributions and earnings made after December 31, 1988, are restricted in a manner similar to those under Section 401 pension plans. However, under a 403(b) annuity, the Code permits withdrawals of the contributed amounts (and not the earnings thereon) in cases of financial hardship. The restrictions on withdrawals from Section 403(b) annuities do not apply to Contract values attributable to Contract values before January 1, 1989. In the case of Section 457 deferred compensation plan, benefits are not permitted to be made available earlier than when the employee attains age
70 1/2, separates from service or is faced with an unforeseeable emergency. Withdrawals from an IRA can be made when the Owner attains age 59 1/2, dies or becomes disabled without an additional 10% tax.


    Generally, all withdrawals made prior to age 59 1/2 that are not a result of death, disability, domestic relations order, deductible medical expense or received as a series of substantially equal payments made for the life of the Owner or the joint lives of the Owner and Owner's beneficiary will be subject to an additional 10% tax. Distributions from a Section 457 plan are not subject to this 10% penalty tax.


    In the case of section 401, 403(b) or section 457 plans, the Contract Value must be distributed, or Annuity payments for life or a period not exceeding the life expectancy of the Participant or the Participant and a designated Beneficiary must commence by April 1 of the calendar year following the later of the calendar year in which the employee attains age 70 1/2 or retires. If the Participant is the Owner of an IRA, then the required distributions described above must be made or commenced no later than the following April 1.


    Providing certain requirements of the Code are met, distributions, other than required distributions, from a plan may be rolled over tax-free to another plan. Distributions from a section 401 plan may be rolled over to another section 401 plan or to an IRA. Distributions from a tax-sheltered Annuity may be rolled over to another tax-sheltered Annuity or to an IRA. Distributions from an IRA may be rolled over to another IRA and, if the IRA contains only permissible rollover amounts, to a section 401 plan or a tax-sheltered Annuity.

    All distributions, with the exception of a return of nondeductible employee contributions, received from a section 401, 403(b), 457 plan or IRA are included in gross income. In the case of section 401, or 403(b) plans and IRAs, a distribution is includible in the year in which it is paid. In the case of a section 457 plan, a distribution is includible in the year it is paid or when made available depending upon whether certain Code requirements are met. In very limited situations, a lump sum distribution from a section 401 plan may qualify for special forward income averaging may qualify for special long term capital gain treatment.

    In addition to the minimum distribution requirements, any payouts under
Section 401, 403(b) and 457 plans and IRAs must meet minimum incidental death benefit requirements under the Code. This requirement does not apply in the case of 401 plan Participants when the Participant's spouse is the designated beneficiary.

    Employers may deduct their contributions to self-employed and corporate pension and profit-sharing plans described in section 401 of the Code and tax-sheltered Annuities described in section 403(b) in the year when made, up to the limits specified in the Code. In addition these plans may permit nondeductible employee contributions. Any nondeductible employee contribution will be received tax free as a portion of each annuity payment.

NON-QUALIFIED CONTRACTS

    Distributions before the Annuity Date are treated as coming first from earnings, rather than purchase payments, until the entire amount of earnings has been distributed. For federal tax purposes, distributions include the receipt of proceeds from loans and the assignment or pledge of any portion of the Contract Value, as well as withdrawals, income payments, or death benefits. All deferred annuity contracts issued by an issuer to a policyholder in one calendar year will be treated as one contract for purposes of determining the tax consequences of any distribution. Distributions before the Annuity Date are taxable as ordinary income to the extent that the Contract Value exceeds Purchase Payments.

    Different rules apply to amounts distributed as an Annuity. A portion of each Annuity payment is treated as a nontaxable return of Purchase Payments. The remaining portion of each Annuity payment is taxable as ordinary income. The amount of each Annuity payment which is taxable is based on the period over which payments are to be made or, in the case of a life Annuity, the life expectancy of the Annuitant. A lump sum taken in lieu of remaining Annuity payments will be treated for tax purposes as a withdrawal.

    Income distributed as an Annuity or as a lump sum withdrawal will be subject of a 10% excise tax unless the distribution (1) occurs after the taxpayer attained age 59 1/2, (2) occurs after death or disability of the holder, (3) is attributable to an investment prior to August 14, 1982, (4) is in the form of an immediate annuity or (5) is a part of substantially equal payments to be made over the life or life expectancy of the taxpayer or the taxpayer and his or her designated beneficiary. The penalty will be imposed if an individual who elected to receive payments in substantially equal installments as a life or life expectancy annuity prior to age 59 1/2 changes the method of distribution before age 59 1/2. This individual will be assessed the penalty even after age 59 1/2 if annuity payments have not continued for five (5) years.

    Code Section 72(e)(11) provides that multiple annuity contracts which are issued within a calendar year to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences.

WITHHOLDING

    Security First Life is required to withhold federal income tax on Annuity payments, lump sum distributions and partial withdrawals. However, recipients of Contract distributions are allowed to make an election not to have federal income tax withheld except as otherwise described below. After an election is made with respect to Annuity payments, an Annuitant may revoke the election at any time, and thereafter commence withholding. Security First Life will notify the payee at least annually of his or her right to revoke the election.

    Security First Life is required to withhold 20% of certain taxable amounts constituting "eligible rollover distributions" to participants (including lump sum distributions) in retirement plans under Code Section 401 and tax deferred annuities under Code Section 403(b). This withholding requirement does not apply to distributions from such plans and annuities in the form of a life and life expectancy annuity (individual or joint), an annuity with a designated period of 10 years or more, or any distribution required by the minimum distribution requirements of Code Section 401(a)(9). Withholding on these latter types of distribution will continue to be made under the rules described in the prior paragraph. A participant cannot elect out of the 20% withholding requirement. However, if an eligible rollover distribution is rolled over into an eligible retirement plan or IRA in a direct trustee-to-trustee transfer, no withholding will be required.

    Payees are required by law to provide Security First Life (as payor) with their correct taxpayer identification number ("TIN"). If the payee is an individual, the TIN is the same as his or her social security number.

OBTAINING TAX ADVICE

    It should be recognized that the federal income tax information in this prospectus is not exhaustive and is for information purposes only. The discussion above does not purport to cover all situations involving the purchase of an Annuity or the election of an option under the Contract. Tax results may vary depending upon individual situations and special rules may apply in certain cases. State and local tax results may also vary. For these reasons a qualified tax adviser should be consulted.

                                 VOTING RIGHTS

    Each Owner will have the right to instruct Security First Life with respect to voting the Fund shares which are the assets underlying his interest in the Separate Account, at all regular and special shareholders meetings. Security First Life will mail to each Owner, at his last known address, all periodic reports and proxy material of the applicable Fund and a form with which to give voting instructions. Fund shares as to which no timely instructions are received will be voted by Security First Life in proportion according to the instructions received from all Owners giving timely instructions. Security First Life is under no duty to inquire as to the instructions received or the authority of persons to instruct the voting of Fund shares, and unless Security First Life has actual knowledge to the contrary, the instructions given to it will be valid as they affect Security First Life or the Funds.

    Once Annuity payments with respect to an Owner's Account have begun, the Annuitant shall have any voting rights exercisable with respect to the Fund shares.

    The number of votes to be cast by each person having the right to vote shall be determined as of a record date within 90 days prior to the meeting of the Fund, and voting instructions will be solicited by written communication at least 10 days prior to such meeting. To be entitled to vote, an Owner or Annuitant must have been such on the record date. The number of shares as to which voting instructions may be given to Security First Life is determined by dividing that portion of the Contract Value then allocated to the Series for that Fund on the record date by the net asset value of a Fund share as of the same date.

                               LEGAL PROCEEDINGS

    Security First Life, in the ordinary course of its business, is engaged in litigation of various kinds which in its judgment is not of material importance in relation to its total assets. There are no present or pending material legal proceedings affecting the Separate Account.

                             ADDITIONAL INFORMATION


    For further information contact Security First Life at the address and phone number on the cover of this Prospectus. A copy of the Statement of Additional Information, dated May 1, 1997, which provides more detailed information about the Contracts, may also be obtained. Set forth below is the table of contents for the Statement of Additional Information.


    A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contracts offered hereby. This Prospectus does not contain all the information set forth in the registration statement, to all of which reference is made for further information concerning the Separate Account, Security First Life and the Contracts offered hereby. Statements contained in this Prospectus as to the contents of the Contracts and other legal instruments are summaries. For a complete statement of the terms thereof reference is made to such instruments as filed.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                                                                 PAGE
                                                                                                 -----
The Insurance Company............................................................................    3
The Separate Account.............................................................................    3
Net Investment Factor............................................................................    4
Annuity Payments.................................................................................    4
Withholding on Annuity Payments and Other Distributions..........................................    6
Underwriters, Distribution of the Contracts......................................................    7
Calculation of Performance Data..................................................................    7
Voting Rights....................................................................................    8
Safekeeping of the Securities....................................................................    8
Servicing Agent..................................................................................    8
Independent Auditors.............................................................................    8
Legal Matters....................................................................................    9
State Regulation of Security First Life..........................................................    9
Financial Statements.............................................................................    9

                                                        '33 Act File No. 33-7094

                                  STATEMENT OF

                             ADDITIONAL INFORMATION

                     SECURITY FIRST LIFE SEPARATE ACCOUNT A

           ----------------------------------------------------------

             INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS

           ----------------------------------------------------------



                      SECURITY FIRST LIFE INSURANCE COMPANY


                                   MAY 1, 1997

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus. A copy of the prospectus, dated May 1, 1997, may be obtained without charge by writing to Security First Life Insurance Company, P.O. Box 92193, Los Angeles, California 90009 or by telephoning 1 (800) 284-4536.


SF 135 - R2C

                                TABLE OF CONTENTS


                                                                      Page
The Insurance Company                                                   3

The Separate Account                                                    3

Net Investment Factor                                                   4

Annuity Payments                                                        4

Additional Federal Income Tax Information                               6

Obtaining Tax Advice                                                    6

Underwriters, Distribution of the Contracts                             6

Calculation of Performance Data                                         7

Voting Rights                                                           8

Safekeeping of Securities                                               9

Servicing Agent                                                         9

Independent Auditors                                                    9

Legal Matters                                                           9

State Regulation of Security First Life                                 9

Financial Statements                                                   10

THE INSURANCE COMPANY

Security First Life Insurance Company ("Security First Life") is a wholly owned subsidiary of Security First Group, Inc. ("SFG"). The common shares of SFG are held by London Insurance Group, a Canadian insurance services corporation and a publicly-traded subsidiary of the Trilon Financial Corporation of Toronto, Canada.

THE SEPARATE ACCOUNT


Security First Life Separate Account A ("Separate Account") presently funds the Contracts described in this Prospectus and group variable annuity contracts on Forms SF 224FL, SF 226R1, SF 230, SF 234 and SF 236. These group variable annuity contracts are described in other prospectuses. The individual combination fixed and variable annuity contracts ("Contracts") described in this Statement of Additional Information and related prospectuses are distinct contracts from the above described group variable annuity contacts.



Amounts allocated to the Separate Account under the Contracts are invested in the securities of eleven Funds: (i) the Money Market Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio of the Variable Insurance Products Fund; (ii) the Asset Manager Portfolio, Contrafund Portfolio and Index 500 Portfolio of the Variable Insurance Products Fund II; (iii) the Virtus U.S. Government Income Series, the Bond Series and the T. Rowe Price Growth and Income Series of the Security First Trust; and (iv) the Small Capitalization Portfolio of The Alger American Fund. The Separate Account is divided into a number of Series of Accumulation and Annuity Units, eleven of which are offered under the Contracts: Series FM (Money Market Portfolio), Series FE (Equity-Income Portfolio), Series FG (Growth Portfolio), Series FO (Overseas Portfolio), Series FA (Asset Manager Portfolio), Series FC (Contrafund Portfolio), Series FI (Index 500 Portfolio), Series SU (Virtus U.S. Government Income Series), Series B (Bond Series), Series G (T. Rowe Price Growth and Income Series) and Series SC (Small Capitalization Portfolio).

NET INVESTMENT FACTOR


The Separate Account net investment factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the actuarial risk fee) in the net asset value of each Fund in which the Series in invested, since the preceding Business Day. The Separate Account net investment factor for each Series of Accumulation Units is determined for any Business Day by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of business on such day, plus the per share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day and then subtracting from the result the daily factors for administration fees, mortality and expense risks (.003836%) for each calendar day between the preceding Business Day and the end of the current Business Day.


ANNUITY PAYMENTS

Basis of Variable Benefits

The Variable Annuity benefits rates used in determining Annuity Payments under the Contracts are based on actuarial assumptions, reflected in tables in the Contracts, as to the expected mortality and adjusted age and the form of Annuity selected. The mortality basis for these tables is Security First Life's Modified Select Annuity Mortality Table, projected to the year 2000 on Projection Scale C, with interest at 4.25% for all functions involving life contingencies and the portion of any period certain beyond 10 years, and 3.25% for the first 10 years of any certain period. Adjusted age in those tables means actual age to the nearest birthday at the time the first payment is due, adjusted according to the following table:

              CALENDAR YEAR OF BIRTH                ADJUSTED AGE IS
              ----------------------                ---------------
                    Before 1916                       Actual Age
                    1916 - 1935                   Actual Age Minus 1
                    1936 - 1955                   Actual Age Minus 2
                    1956 - 1975                   Actual Age Minus 3
                    1976 - 1995                   Actual Age Minus 4


Determination of Amount of Monthly Variable Annuity Payments For First Year

The Separate Account value used to establish the monthly Variable Annuity Payment for the first year consists of the value of Accumulation Units of each Series of the Separate Account credited to a Contract Owner on the last day of the second calendar week before the Annuity Date. The Contracts contain tables showing monthly payment factors and Annuity premium rates per $1,000 of Separate Account value to be applied under Options 1 through 4.

At the beginning of the first payment year an amount is transferred from the Separate Account to the General Account and level monthly Annuity Payments for the year are made out of the General Account for that year. That amount to be transferred is determined by multiplying the Annuity premium rate per $1,000 set forth in Contract tables by the number of thousands of dollars of Separate Account value credited to a Contract Owner. The level monthly payment for the first payment year is then determined by multiplying the amount transferred (the Annuity premium) by the monthly payment factor in the same table. In the event the Contract involved has Separate Account Accumulation Units in more than one Series, the total monthly Annuity Payment for the first year is the sum of the monthly Annuity Payments, determined in the same manner as above, for each Series.

At the time the first year's monthly payments are determined, a number of Annuity Units for each Separate Account Series is also established for the Annuitant by dividing the monthly payment derived from that Series for the first year by the Separate Account Annuity Unit values for the Series on the last Business Day of the second calendar week before the first Annuity Payment is due. The number of Annuity Units remains fixed during the Annuity period unless Annuity Units are converted to another Series.

Determination of Amount of Monthly Variable Annuity Payments for Second and Subsequent Years

As of each anniversary of the Annuity Date, Security First Life will determine the amount of the monthly Variable Annuity Payments for the year then beginning. Separate determinations will be made for each Separate Account Payments for the year then beginning. Separate determinations will be made for each Separate Account Series in which the Annuitant has Annuity Units, with the total Annuity Payment being the sum of the payments derived from the Series. The amount of monthly payments for any Separate Account Series for any year after the first will be determined by multiplying the number of Annuity Units for that Series by the Annuity Unit value for that Series for the Valuation Period in which the first payment for the year is due. It will be Security First Life's practice to mail Variable Annuity Payments no later than seven days after the last day of the Valuation Period upon which they are based or the monthly anniversary thereof.

The objective of a Variable Annuity contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend in part upon the validity of the assumption that the net investment return of the Separate Account equals the Assumed Investment Return during periods of stable prices. Subsequent years' payments will be smaller than, equal to or greater than the first year's payments depending on whether the actual net investment return for the Separate Account is smaller than equal to or greater than the Assumed Investment Return.

Annuity Unit Value

The initial value of an Annuity Unit is $5 for each Series for the first Valuation Period as of which the first Variable Annuity Payment from such Series is made. The value of an Annuity Unit for each Series on any later date is determined by multiplying the value of an Annuity Unit at the end of the preceding Valuation Period by the "Annuity change factor" for the second preceding Valuation Period. The Annuity change factor is an adjusted measurement of the investment performance of the Fund since the end of the preceding Valuation Period. The Annuity change factor is determined by dividing the value of an Accumulation Unit at the end of the Valuation Period by the value of an Accumulation Unit at the end of the preceding Valuation Period and multiplying the result by a neutralization factor.

Variable Annuity Payments for each year after the first reflect variations in the investment performance of the Separate Account above and below an Assumed Investment Return. This assumed investment rate is included for purposes of actuarial computations and does not relate to the actual investment performance of the underlying Fund. Therefore, the Assumed Investment Return must be "neutralized" in computing the Annuity change factor. For weekly Valuation Periods and a 4.25% Assumed Investment Return, the neutralization factor is 0.9991999.


ADDITIONAL FEDERAL INCOME TAX INFORMATION


Security First Life is required to withhold federal income tax on Contract distributions (such as Annuity Payments, lump sum distributions or partial surrenders). However, recipients of Contract distributions are allowed to make an election not to have federal income tax withheld. After such election is made with respect to Annuity Payments, an Annuitant may revoke the election at any time, and thereafter commence withholding. In such a case, Security First Life will notify the payee at least annually of his or her right to change such election.

The withholding rate followed by Security First Life will be applied only against the taxable portion of Contract distributions. Federal tax will be withheld from Annuity Payments pursuant to the recipient's withholding certificate. If no withholding certificate is filed with Security First Life, federal tax will be withheld from Annuity Payments on the basis that the payee is married with three withholding exemptions. Federal tax on the taxable portion of a partial or total surrender (i.e., non-periodic distribution) generally will be withheld at a flat 10% rate. In the case of a plan qualified under Sections 401(a) or 403(a) of the Code, if the balance to the credit of a participant in a plan is distributed within one taxable year to the recipient ("total distribution"), the amount of withholding will approximate the federal income tax on a lump sum distribution. If a total distribution is made from such a plan or a tax-sheltered annuity on account of the participant's death, the amount of withholding will reflect the exclusion from federal income tax for employer-provided death benefits.

Security First Life is required to withhold 20% of certain taxable amounts constituting "eligible rollover distributions" to participants (including lump sum distributions) in retirement plans under Code Section 401 and tax deferred annuities under Code Section 403(b). This withholding requirement does not apply to distributions from such plans and annuities in the form of a life and life expectancy annuity (individual or joint), an annuity with a designated period of 10 years or more, or any distribution required by the minimum distribution requirements of Code Section 401(a)(9). Withholding on these latter types of distribution will continue to be made under the rules described in the prior paragraph. A participant cannot elect out of the 20% withholding requirement. However, if an eligible rollover distribution is rolled over into an eligible retirement plan or IRA in the case of a 401 plan or to another eligible contract in the case of a 403(b) plan in a direct trustee-to-trustee transfer, no withholding will be required.

Payees are required by law to provide Security First Life (as payor) with their correct taxpayer identification number ("TIN"). If the payee is an individual, the TIN is the same as his or her social security number. If the payee elects not to have federal income tax withheld on an Annuity Payment or a nonperiodic distribution and a correct TIN has not been provided, such election is ineffective, and such payment will be subject to withholding as noted above.


OBTAINING TAX ADVICE

It should be recognized that the federal income tax information in the prospectus and this Statement of Additional Information is not exhaustive and is for information purposes only. The discussions do not purport to cover all situations involving the purchase of an annuity or the election of an option under the Contract. Tax results may vary depending upon individual situations and special rules may apply in certain cases. State and local tax results may also vary. For these reasons a qualified tax adviser should be consulted.


UNDERWRITERS, DISTRIBUTION OF THE CONTRACTS

The Contracts will be sold as a continuous offering by individuals who are appropriately licensed as insurance agents of Security First Life for the sale of life insurance and Variable

Annuity Contracts in the state where the sale is made. In addition, these individuals will be registered representatives of the principal underwriter, Security First Financial, Inc., or of other broker-dealers registered under the Securities Exchange Act of 1934 whose registered representatives are authorized by applicable law to sell Variable Annuity Contracts issued by Security First Life. Commissions on sales of contracts range from 0% to 8.5%. Agents are paid from the General Account of Security First Life. Such commissions bear no direct relationship to any of the charges under the Contracts. It is expected that the Contracts will be sold in 49 states and the District of Columbia. No direct underwriting commissions are paid to Security First Financial, Inc.

CALCULATION OF PERFORMANCE DATA


a. Money Market Portfolio. The yield of the Money Market Portfolio of the Separate Account for the seven day period ended December 31, 1996 was 3.98%. This yield was computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Series at the beginning of the period, subtracting a hypothetical charge reflecting deductions from account values, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting yield figure carried to a least the nearest hundredth of one percent.

The effective yield of the Money Market Portfolio of the Separate Account for the seven day period ended December 31, 1996 was 4.06%. This effective yield was computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Series at the beginning of the period, subtracting a hypothetical charge reflecting deductions from account values, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:


      EFFECTIVE YIELD = (BASE PERIOD RETURN + 1)365/7 - 1.

b. Other Funds. The average annual total return of the other Funds in the Separate Account as of December 31, 1996 are as follows:*




                                        Average Annual Total Returns
                                        ----------------------------
                                               1 year         5 years        Inception to Date
                                               ------         -------        -----------------
           Growth Portfolio                    13.29%                              14.13%
                                                                                 (6/1/93)

           Overseas Portfolio                  11.83%                               8.92%
                                                                                 (7/1/93)

           Asset Manager Portfolio             13.19%                               8.69%
                                                                                 (6/1/93)

           Index 500 Portfolio                 21.31%                              17.16%
                                                                                 (8/1/93)

           Bond Series                          1.53%          4.89%                6.09%
                                                                                 (8/1/87)

           T. Rowe Price Growth and            20.16%         13.98%               10.81%
           Income Series                                                         (4/1/87)

           Equity-Income Portfolio             12.91%                              20.42%
                                                                                (3/31/95)


           Contrafund Portfolio                      19.81%                        27.02%
                                                                                (3/31/95)

           Virtus U.S. Govt. Income                   2.26%                         6.26%
           Series                                                               (3/31/95)


           Small Capitalization Portfolio             2.87%                        19.10%
                                                                                (3/31/95)



Average annual total return was computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                  P(1+T)n = ERV

Where:

      P       =      a hypothetical initial payment of $1,000
      T       =      average annual total return
      n       =      number of years
      ERV     =      ending redeemable value of a hypothetical $1,000 payment
                     made at the beginning of the 1, 5, or 10 year periods (or fractional portion thereof).

The computation of average annual total returns does take into consideration recurring charges and any non-recurring charges applicable to a Contract which is surrendered in full at the end of the stated holding period.


From inception to July 1983, Security Management reimbursed the T. Rowe Price Growth and Income Series for expenses in excess of the maximum expense limitation. These reimbursements were repaid from August 1983 to July 1986. The Bond Series was reimbursed for excess expenses from inception to July 1985, and repaid Security First for such reimbursements from August 1985 to July 1993. Likewise, certain expenses of Virtus U.S. Government Income Series and Index 500 Portfolio have been reimbursed by their investment advisers. Reimbursement of expenses to a series increases average annual total returns, and repayment of such reimbursements reduces these returns.



VOTING RIGHTS

Unless otherwise restricted by the plan under which a Contract is issued each Owner will have the right to instruct Security First Life with respect to voting the Fund Shares which are the assets underlying the Owner's interest in the Separate Account, at all regular and special shareholders meetings. An Annuitant's voting power with respect to Fund shares held by the Separate Account declines during the time the Annuitant is receiving a Variable Annuity based on the investment performance of the Separate Account, because amounts attributable to the Annuitant's interest are being transferred annually to the General Account to provide the variable payments.

SAFEKEEPING OF SECURITIES

Custody of all assets of the Separate Account are held by Security First Life. The assets of each Separate Account Series will be kept physically segregated by Security First Life and held separate from the assets of any other firm, person, or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of Security First Life's officers and employees.

SERVICING AGENT

An administrative services agreement has been entered into between Security First Life and SFG under which the latter has agreed to perform certain of the administrative services relating to the Contracts and for the Separate Account. SFG performs substantially all of the recordkeeping and administrative services for the Separate Account. Security First Life has not paid fees to SFG for these services.

INDEPENDENT AUDITORS

The consolidated financial statements of Security First Life Insurance Company as of December 31, 1996, and 1995, and for each of the two years in the period ended December 31, 1996, and the financial statements of Security First Life Separate Account A as of December 31, 1996, and 1995, and for each of the two years in the period ended December 31, 1996, which are included in the prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon, and are included in reliance upon such reports given on their authority of such firm as experts in accounting and auditing. Ernst & Young LLP is located at 515 South Flower Street, Suite 1800, Los Angeles, California 90071.

LEGAL MATTERS

Legal matters concerning federal securities laws applicable to the issue and sale of the variable annuity contracts have been passed upon by Routier and Johnson, P.C., 1700 K Street, N.W., Washington, D.C. 20006.

STATE REGULATION OF SECURITY FIRST LIFE

Security First Life is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Delaware Commissioner of Insurance. An annual statement, in a prescribed form, is filed with the Commissioner on or before March 1 each year covering the operations of Security First Life for the preceding year and its financial condition on December 31 of such year. Security First Life's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is usually conducted by the National Association of Insurance Commissioners at least once in every three years. Security First Life was last examined as of December 31, 1993. While Delaware insurance law prescribes permissible investments for Security First Life, it does not prescribe permissible investments for the Separate Account, nor does it involve supervision of the investment management or policy of Security First Life.

In addition, Security First Life is subject to the insurance laws and regulations of other jurisdictions in which it is licensed to operate. State insurance laws generally provide regulations for the licensing of insurers and their agents, govern the financial affairs of insurers, require approval of policy forms, impose reserve requirements and require filing of an annual statement. Generally, the insurance departments of these other jurisdictions apply the laws of Delaware in determining permissible investments for Security First Life.

FINANCIAL STATEMENTS

The financial statements of Security First Life contained herein should be considered only for the purposes the of informing investors as to its ability to carry out the contractual obligations as depositor under the Annuity contracts and as custodian as described elsewhere herein and in the prospectus. The financial statements of the Separate Account are also included in this Statement of Additional Information.

                                                        '33 Act File No. 33-7094

                                  STATEMENT OF

                             ADDITIONAL INFORMATION

                     SECURITY FIRST LIFE SEPARATE ACCOUNT A

           ----------------------------------------------------------

             INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS

           ----------------------------------------------------------



                      SECURITY FIRST LIFE INSURANCE COMPANY


                                   MAY 1, 1997



This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus. A copy of the prospectus, dated May 1, 1997, may be obtained without charge by writing to Security First Life Insurance Company, P.O. Box 92193, Los Angeles, California 90009 or by telephoning 1 (800) 284-4536.




SF 135 R2S

                                TABLE OF CONTENTS


                                                                        Page
The Insurance Company                                                   3

The Separate Account                                                    3

Net Investment Factor                                                   4

Annuity Payments                                                        4

Withholding on Annuity Payments and Other Distributions                 6

Underwriters, Distribution of the Contracts                             6

Calculation of Performance Data                                         7

Voting Rights                                                           8

Safekeeping of Securities                                               8

Servicing Agent                                                         8

Independent Auditors                                                    8

Legal Matters                                                           8

State Regulation of Security First Life                                 8

Financial Statements                                                    9

THE INSURANCE COMPANY

Security First Life Insurance Company ("Security First Life") is a wholly owned subsidiary of Security First Group, Inc. ("SFG"). The common shares of SFG are held by London Insurance Group, a Canadian insurance services corporation and publicly-traded subsidiary of the Trilon Financial Corporation of Toronto, Canada.

THE SEPARATE ACCOUNT


The Security First Life Separate Account A ("Separate Account") presently funds the Contracts described in this Prospectus and group variable annuity contracts on Forms SF 224FL, SF 226R1, SF 230, SF 234 and SF 236. These group variable annuity contracts are described in other prospectuses. The individual variable annuity contracts ("Contracts") described in this Statement of Additional Information and related prospectus are distinct contracts from the above described group variable annuity contracts.


Amounts allocated to the Separate Account under the Contracts are invested in the securities of five Funds: (i) Virtus Equity Series and Virtus U.S. Government Income Series of the Security First Trust and (ii) the Money Market Portfolio, the Growth Portfolio and the Overseas Portfolio of the Variable Insurance Products Fund. The Separate Account is divided into a number of Series of Accumulation and Annuity Units, five of which are offered under the Contract:
Series SV, Series SU, Series FM, Series FG, and Series FO corresponding respectively to these five Funds.

NET INVESTMENT FACTOR

The Separate Account net investment factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the actuarial risk fee) in the net asset value of each Fund in which the Series in invested, since the preceding Business Day. The Separate Account net investment factor for each Series of Accumulation Units is determined for any Business Day by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of business on such day, plus the per share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day and then subtracting from the result the daily factors for administration fees, mortality risks and administrative expense risks (.003836%) for each calendar day between the preceding Business Day and the end of the current Business Day.

ANNUITY PAYMENTS

Basis of Variable Benefits

The Variable Annuity benefits rates used in determining Annuity Payments under the Contracts are based on actuarial assumptions, reflected in tables in the Contracts, as to the expected mortality and adjusted age and the form of Annuity selected. The mortality basis for these tables is Security First Life's Modified Select Annuity Mortality Table, projected to the year 2000 on Projection Scale C, with interest at 4.25% for all functions involving life contingencies and the portion of any period certain beyond 10 years, and 3.25% for the first 10 years of any certain period. Adjusted age in those tables means actual age to the nearest birthday at the time the first payment is due, adjusted according to the following table:

                        Calendar                             Adjusted
                     Year of Birth                            Age is
                     -------------                            ------
                      Before 1916                           Actual Age
                      1916 - 1935                       Actual Age Minus 1
                      1936 - 1955                       Actual Age Minus 2
                      1956 - 1975                       Actual Age Minus 3
                      1976 - 1995                       Actual Age Minus 4


Determination of Amount of Monthly Variable Annuity Payments For First Year

The Separate Account value used to establish the monthly Variable Annuity Payment for the first year consists of the value of Accumulation Units of each Series of the Separate Account credited to a Contract Owner on the last day of the second calendar week before the Annuity Date. The Contracts contain tables showing monthly payment factors and Annuity premium rates per $1,000 of Separate Account value to be applied under Options 1 through 4.

At the beginning of the first payment year an amount is transferred from the Separate Account to the General Account and level monthly Annuity Payments for the year are made out of the General Account for that year. That amount to be transferred is determined by multiplying the Annuity premium rate per $1,000 set forth in Contract tables by the number of thousands of dollars of Separate Account value credited to a Contract Owner. The level monthly payment for the first payment year is then determined by multiplying the amount transferred (the Annuity premium) by the monthly payment factor in the same table. In the event the Contract involved has Separate Account Accumulation Units in more than one Series, the total monthly

Annuity Payment for the first year is the sum of the monthly Annuity Payments, determined in the same manner as above, for each Series.

At the time the first year's monthly payments are determined, a number of Annuity Units for each Separate Account Series is also established for the Annuitant by dividing the monthly payment derived from that Series for the first year by the Separate Account Annuity Unit values for the Series on the last Business Day of the second calendar week before the first Annuity Payment is due. The number of Annuity Units remains fixed during the Annuity period unless Annuity Units are converted to another Series.

Determination of Amount of Monthly Variable Annuity Payments for Second and Subsequent Years

As of each anniversary of the Annuity Date, Security First Life will determine the amount of the monthly Variable Annuity Payments for the year then beginning. Separate determinations will be made for each Separate Account Payments for the year then beginning. Separate determinations will be made for each Separate Account Series in which the Annuitant has Annuity Units, with the total Annuity Payment being the sum of the payments derived from the Series. The amount of monthly payments for any Separate Account Series for any year after the first will be determined by multiplying the number of Annuity Units for that Series by the Annuity Unit value for that Series for the Valuation Period in which the first payment for the year is due. It will be Security First Life's practice to mail Variable Annuity Payments no later than seven days after the last day of the Valuation Period upon which they are based or the monthly anniversary thereof.

The objective of a Variable Annuity contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend in part upon the validity of the assumption that the net investment return of the Separate Account equals the Assumed Investment Return during periods of stable prices. Subsequent years' payments will be smaller than, equal to or greater than the first year's payments depending on whether the actual net investment return for the Separate Account is smaller than equal to or greater than the Assumed Investment Return.

Annuity Unit Value

The initial value of an Annuity Unit is $5 for each Series for the first Valuation Period as of which the first Variable Annuity Payment from such Series is made. The value of an Annuity Unit for each Series on any later date is determined by multiplying the value of an Annuity Unit at the end of the preceding Valuation Period by the "Annuity change factor" for the second preceding Valuation Period. The Annuity change factor is an adjusted measurement of the investment performance of the Fund since the end of the preceding Valuation Period. The Annuity change factor is determined by dividing the value of an Accumulation Unit at the end of the Valuation Period by the value of an Accumulation Unit at the end of the preceding Valuation Period and multiplying the result by a neutralization factor.

Variable Annuity Payments for each year after the first reflect variations in the investment performance of the Separate Account above and below an Assumed Investment Return. This assumed investment rate is included for purposes of actuarial computations and does not relate to the actual investment performance of the underlying Fund. Therefore, the Assumed Investment Return must be "neutralized" in computing the Annuity change factor. For weekly Valuation Periods and a 4.25% Assumed Investment Return, the neutralization factor is 0.9991999.

WITHHOLDING ON ANNUITY PAYMENTS AND OTHER DISTRIBUTIONS

Security First Life is required to withhold federal income tax on Contract distributions (such as Annuity Payments, lump sum distributions or partial surrenders). However, recipients of Contract distributions are allowed to make an election not to have federal income tax withheld. After such election is made with respect to Annuity Payments, an Annuitant may revoke the election at any time, and thereafter commence withholding. In such a case, Security First Life will notify the payee at least annually of his or her right to change such election.

The withholding rate followed by Security First Life will be applied only against the taxable portion of Contract distributions. Federal tax will be withheld from Annuity Payments pursuant to the recipient's withholding certificate. If no withholding certificate is filed with Security First Life, federal tax will be withheld from Annuity Payments on the basis that the payee is married with three withholding exemptions. Federal tax on the taxable portion of a partial or total surrender (i.e., non-periodic distribution) generally will be withheld at a flat 10% rate. In the case of a plan qualified under Sections 401(a) or 403(a) of the Code, if the balance to the credit of a participant in a plan is distributed within one taxable year to the recipient ("total distribution"), the amount of withholding will approximate the federal income tax on a lump sum distribution. If a total distribution is made from such a plan or a tax-sheltered annuity on account of the participant's death, the amount of withholding will reflect the exclusion from federal income tax for employer-provided death benefits.

Security First Life is required to withhold 20% of certain taxable amounts constituting "eligible rollover distributions" to participants (including lump sum distributions) in retirement plans under Code Section 401 and tax deferred annuities under Code Section 403(b). This withholding requirement does not apply to distributions from such plans and annuities in the form of a life and life expectancy annuity (individual or joint), an annuity with a designated period of 10 years or more, or any distribution required by the minimum distribution requirements of Code Section 401(a)(9). Withholding on these latter types of distribution will continue to be made under the rules described in the prior paragraph. A participant cannot elect out of the 20% withholding requirement. However, if an eligible rollover distribution is rolled over into an eligible retirement plan or IRA in the case of a 401 plan or to another eligible contract in the case of a 403(b) plan in a direct trustee-to-trustee transfer, no withholding will be required.

Payees are required by law to provide Security First Life (as payor) with their correct taxpayer identification number ("TIN"). If the payee is an individual, the TIN is the same as his or her social security number. If the payee elects not to have federal income tax withheld on an Annuity Payment or a nonperiodic distribution and a correct TIN has not been provided, such election is ineffective, and such payment will be subject to withholding as noted above.

UNDERWRITERS, DISTRIBUTION OF THE CONTRACTS

The Contracts will be sold as a continuous offering by individuals who are appropriately licensed as insurance agents of Security First Life for the sale of life insurance and Variable Annuity Contracts in the state where the sale is made. In addition, these individuals will be registered representatives of the principal underwriter, Security First Financial, Inc., or of other broker-dealers registered under the Securities Exchange Act of 1934 whose registered representatives are authorized by applicable law to sell Variable Annuity Contracts issued by Security First Life. Commissions on sales of contracts range from 0% to 8.5%. Agents are paid from the General Account of Security First Life. Such commissions bear no direct relationship to any of the charges under the Contracts. It is expected that the Contracts will be sold in 49 states and the District of Columbia. No direct underwriting commissions are paid to Security First Financial, Inc.

CALCULATION OF PERFORMANCE DATA


a. Money Market Portfolio. The yield of the Money Market Portfolio of the Separate Account for the seven day period ended December 31, 1996, was 4.08%. This yield was computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Series at the beginning of the period, subtracting a hypothetical charge reflecting deductions from account values, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting yield figure carried to a least the nearest hundredth of one percent.

The effective yield of the Money Market Portfolio of the Separate Account for the seven day period ended December 31, 1996, was 4.16%. This effective yield was computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Series at the beginning of the period, subtracting a hypothetical charge reflecting deductions from account values, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:


      EFFECTIVE YIELD = (BASE PERIOD RETURN + 1)365/7 - 1.


b. Other Funds. The average annual total return of the other Funds in the Separate Account as of December 31, 1996 are as follows:



                                              Average Annual Total Returns
                                              ----------------------------

                                                             1 Year              Inception to Date
                                                             ------              -----------------
          Virtus Equity Series                               17.17%                    10.18%
                                                                                     (7/1/93)

          Virtus U.S. Government Income Series                2.37%                     2.93%
                                                                                     (7/1/93)

          Growth Portfolio                                   13.43%                    19.50%
                                                                                     (6/1/94)

          Overseas Portfolio                                 11.94%                     6.57%
                                                                                     (6/1/94)


Average annual total return was computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                  P(1+T)n = ERV

Where:

     P = hypothetical initial payment of $1,000
     T = average annual total return
     n = number of years
     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion thereof).

The computation of average annual total returns does take into consideration recurring charges and any non-recurring charges applicable to a Contract which is surrendered in full at the end of the stated holding period.

VOTING RIGHTS

Unless otherwise restricted by the plan under which a Contract is issued each Owner will have the right to instruct Security First Life with respect to voting the Fund Shares which are the assets underlying the Owner's interest in the Separate Account, at all regular and special shareholders meetings. An Annuitant's voting power with respect to Fund shares held by the Separate Account declines during the time the Annuitant is receiving a Variable Annuity based on the investment performance of the Separate Account, because amounts attributable to the Annuitant's interest are being transferred annually to the General Account to provide the variable payments.

SAFEKEEPING OF SECURITIES

Custody of all assets of the Separate Account are held by Security First Life. The assets of each Separate Account Series will be kept physically segregated by Security First Life and held separate from the assets of any other firm, person, or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of Security First Life's officers and employees.

SERVICING AGENT

An administrative services agreement has been entered into between Security First Life and Security First Group under which the latter has agreed to perform certain of the administrative services relating to the Contracts and for the Separate Account. Security First Group performs substantially all of the recordkeeping and administrative services for the Separate Account. Security First Life has not paid fees to Security First Group for these services.

INDEPENDENT AUDITORS

The consolidated financial statements of Security First Life Insurance Company as of December 31, 1996, and 1995, and for each of the two years in the period ended December 31, 1996, and the financial statements of Security First Life Separate Account A as of December 31, 1996, and 1995, and for each of the two years in the period ended December 31, 1996, which are included in the prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon, and are included in reliance upon such reports given on their authority of such firm as experts in accounting and auditing. Ernst & Young LLP is located at 515 South Flower Street, Suite 1800, Los Angeles, California 90071.

LEGAL MATTERS

Legal matters concerning federal securities laws applicable to the issue and sale of the variable annuity contracts have been passed upon by Routier and Johnson, P.C., 1700 K Street, N.W., Washington, D.C. 20006.

STATE REGULATION OF SECURITY FIRST LIFE

Security First Life is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Delaware Commissioner of Insurance. An annual statement, in a prescribed form, is filed with the Commissioner on or before March 1 each year covering the operations of Security First Life for the preceding year and its financial condition on December 31 of such year. Security First Life's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is usually conducted by the National Association of Insurance Commissioners at least once in every three years. Security First Life was last examined as of December 31, 1993. While Delaware insurance law prescribes permissible investments for Security First Life, it does not prescribe permissible investments for the Separate Account, nor does it involve supervision of the investment management or policy of Security First Life.

In addition, Security First Life is subject to the insurance laws and regulations of other jurisdictions in which it is licensed to operate. State insurance laws generally provide regulations for the licensing of insurers and their agents, govern the financial affairs of insurers, require approval of policy forms, impose reserve requirements and require filing of an annual statement. Generally, the insurance departments of these other jurisdictions apply the laws of Delaware in determining permissible investments for Security First Life.

FINANCIAL STATEMENTS

The financial statements of Security First Life contained herein should be considered only for the purposes the of informing investors as to its ability to carry out the contractual obligations as depositor under the Annuity contracts as described elsewhere herein and in the prospectus. The financial statements of the Separate Account are also included in this Statement of Additional Information.

                           '33 Act File No. 33-7094





                                  STATEMENT OF

                             ADDITIONAL INFORMATION



                     SECURITY FIRST LIFE SEPARATE ACCOUNT A



     -----------------------------------------------------------------------

             INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS

    ------------------------------------------------------------------------



                      SECURITY FIRST LIFE INSURANCE COMPANY


                                   MAY 1, 1997





This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus. A copy of the prospectus, dated May 1, 1997 may be obtained without charge by writing to Security First Life Insurance Company, P.O. Box 92193, Los Angeles, California 90009 or by telephoning 1
(800)284-4536.




SF 135 - R2V

                               TABLE OF CONTENTS

                                                                        Page
The Insurance Company                                                   3

The Separate Account                                                    3

Net Investment Factor                                                   4

Annuity Payments                                                        4

Withholding on Annuity Payments and Other Distributions                 6

Underwriters, Distribution of the Contracts                             7

Calculation of Performance Data                                         7

Voting Rights                                                           8

Safekeeping of Securities                                               8

Servicing Agent                                                         8

Independent Auditors                                                    8

Legal Matters                                                           9

State Regulation of Security First Life                                 9

Financial Statements                                                    9

THE INSURANCE COMPANY

Security First Life Insurance Company ("Security First Life") is a wholly owned subsidiary of Security First Group, Inc. ("SFG"). The common shares of SFG are held by London Insurance Group, a Canadian insurance services corporation and a publicly-traded subsidiary of the Trilon Financial Corporation of Toronto, Canada.

THE SEPARATE ACCOUNT


The Security First Life Separate Account A ("Separate Account") presently funds the Contracts described in this Prospectus and group variable annuity contracts on Forms SF 224FL, SF 226R1, SF 230, SF 234 and SF 236. These group variable annuity contracts are described in other prospectuses. The individual variable annuity contracts ("Contracts") described in this Statement of Additional Information and related prospectuses are distinct contracts from the above described group variable annuity contacts.


Amounts allocated to the Separate Account under the Contracts are invested in the securities of eight Funds: (i) the Virtus Equity Series and Virtus U.S. Government Income Series of Security First Trust; (ii) the Money Market Portfolio, Growth Portfolio and Overseas Portfolio of the Variable Insurance Products Fund; (iii) the Contrafund Portfolio of the Variable Insurance Products Fund II; (iv) the International Portfolio of the Scudder Variable Life Investment Fund; and (v) the Small Capitalization Portfolio of The Alger American Fund. The Separate Account is divided into a number of Series of Accumulation and Annuity Units, eight of which are offered under the Contracts:
Series SV (Virtus Equity Series), Series SU (Virtus U.S. Government Income Series), Series FM (Money Market Portfolio), Series FG (Growth Portfolio), Series FO (Overseas Portfolio), Series FC (Contrafund Portfolio), Series SI (International Portfolio) and Series SC (Small Capitalization Portfolio).

NET INVESTMENT FACTOR

The Separate Account net investment factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the actuarial risk fee) in the net asset value of each Fund in which the Series in invested, since the preceding Business Day. The Separate Account net investment factor for each Series of Accumulation Units is determined for any Business Day by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of business on such day, plus the per share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day and then subtracting from the result the daily factors for administration fees, mortality risks and administrative expense risks (.003836%) for each calendar day between the preceding Business Day and the end of the current Business Day.

ANNUITY PAYMENTS

Basis of Variable Benefits

The Variable Annuity benefits rates used in determining Annuity Payments under the Contracts are based on actuarial assumptions, reflected in tables in the Contracts, as to the expected mortality and adjusted age and the form of Annuity selected. The mortality basis for these tables is Security First Life's Modified Select Annuity Mortality Table, projected to the year 2000 on Projection Scale C, with interest at 4.25% for all functions involving life contingencies and the portion of any period certain beyond 10 years, and 3.25% for the first 10 years of any certain period. Adjusted age in those tables means actual age to the nearest birthday at the time the first payment is due, adjusted according to the following table:

                  Calendar Year                     Adjusted
                    of Birth                         Age Is
                    --------                         ------
                   Before 1916                     Actual Age
                   1916 - 1935                 Actual Age Minus 1
                   1936 - 1955                 Actual Age Minus 2
                   1956 - 1975                 Actual Age Minus 3
                   1976 - 1995                 Actual Age Minus 4

Determination of Amount of Monthly Variable Annuity Payments For First Year

The Separate Account value used to establish the monthly Variable Annuity Payment for the first year consists of the value of Accumulation Units of each Series of the Separate Account credited to a Contract Owner on the last day of the second calendar week before the Annuity Date. The Contracts contain tables showing monthly payment factors and Annuity premium rates per $1,000 of Separate Account value to be applied under Options 1 through 4.

At the beginning of the first payment year an amount is transferred from the Separate Account to the General Account and level monthly Annuity Payments for the year are made out of the General Account for that year. That amount to be transferred is determined by multiplying the Annuity premium rate per $1,000 set forth in Contract tables by the number of thousands of dollars of Separate Account value credited to a Contract Owner. The level monthly payment for the first payment year is then determined by multiplying the amount transferred (the Annuity premium) by the monthly payment factor in the same table. In the event the Contract involved has Separate Account Accumulation Units in more than one Series, the total monthly Annuity Payment for the first year is the sum of the monthly Annuity Payments, determined in the same manner as above, for each Series.

At the time the first year's monthly payments are determined, a number of Annuity Units for each Separate Account Series is also established for the Annuitant by dividing the monthly payment derived from that Series for the first year by the Separate Account Annuity Unit values for the Series on the last Business Day of the second calendar week before the first Annuity Payment is due. The number of Annuity Units remains fixed during the Annuity period unless Annuity Units are converted to another Series.

Determination of Amount of Monthly Variable Annuity Payments for Second and Subsequent Years

As of each anniversary of the Annuity Date, Security First Life will determine the amount of the monthly Variable Annuity Payments for the year then beginning. Separate determinations will be made for each Separate Account Payments for the year then beginning. Separate determinations will be made for each Separate Account Series in which the Annuitant has Annuity Units, with the total Annuity Payment being the sum of the payments derived from the Series. The amount of monthly payments for any Separate Account Series for any year after the first will be determined by multiplying the number of Annuity Units for that Series by the Annuity Unit value for that Series for the Valuation Period in which the first payment for the year is due. It will be Security First Life's practice to mail Variable Annuity Payments no later than seven days after the last day of the Valuation Period upon which they are based or the monthly anniversary thereof.

The objective of a Variable Annuity contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend in part upon the validity of the assumption that the net investment return of the Separate Account equals the Assumed Investment Return during periods of stable prices. Subsequent years' payments will be smaller than, equal to or greater than the first year's payments depending on whether the actual net investment return for the Separate Account is smaller than equal to or greater than the Assumed Investment Return.

Annuity Unit Value

The initial value of an Annuity Unit is $5 for each Series for the first Valuation Period as of which the first Variable Annuity Payment from such Series is made. The value of an Annuity Unit for each Series on any later date is determined by multiplying the value of an Annuity Unit at the end of the preceding Valuation Period by the "Annuity change factor" for the second preceding Valuation Period. The Annuity change factor is an adjusted measurement of the investment performance of the Fund since the end of the preceding Valuation Period. The Annuity change factor is determined by dividing the value of an Accumulation Unit at the end of the Valuation Period by the value of an Accumulation Unit at the end of the preceding Valuation Period and multiplying the result by a neutralization factor.

Variable Annuity Payments for each year after the first reflect variations in the investment performance of the Separate Account above and below an Assumed

Investment Return. This assumed investment rate is included for purposes of actuarial computations and does not relate to the actual investment performance of the underlying Fund. Therefore, the Assumed Investment Return must be "neutralized" in computing the Annuity change factor. For weekly Valuation Periods and a 4.25% Assumed Investment Return, the neutralization factor is 0.9991999.

WITHHOLDING ON ANNUITY PAYMENTS AND OTHER DISTRIBUTIONS

Security First Life is required to withhold federal income tax on Contract distributions (such as Annuity Payments, lump sum distributions or partial surrenders). However, recipients of Contract distributions are allowed to make an election not to have federal income tax withheld. After such election is made with respect to Annuity Payments, an Annuitant may revoke the election at any time, and thereafter commence withholding. In such a case, Security First Life will notify the payee at least annually of his or her right to change such election.

The withholding rate followed by Security First Life will be applied only against the taxable portion of Contract distributions. Federal tax will be withheld from Annuity Payments pursuant to the recipient's withholding certificate. If no withholding certificate is filed with Security First Life, federal tax will be withheld from Annuity Payments on the basis that the payee is married with three withholding exemptions. Federal tax on the taxable portion of a partial or total surrender (i.e., non-periodic distribution) generally will be withheld at a flat 10% rate. In the case of a plan qualified under Sections 401(a) or 403(a) of the Code, if the balance to the credit of a participant in a plan is distributed within one taxable year to the recipient ("total distribution"), the amount of withholding will approximate the federal income tax on a lump sum distribution. If a total distribution is made from such a plan or a tax-sheltered annuity on account of the participant's death, the amount of withholding will reflect the exclusion from federal income tax for employer-provided death benefits.

Security First Life is required to withhold 20% of certain taxable amounts constituting "eligible rollover distributions" to participants (including lump sum distributions) in retirement plans under Code Section 401 and tax deferred annuities under Code Section 403(b). This withholding requirement does not apply to distributions from such plans and annuities in the form of a life and life expectancy annuity (individual or joint), an annuity with a designated period of 10 years or more, or any distribution required by the minimum distribution requirements of Code Section 401(a)(9). Withholding on these latter types of distribution will continue to be made under the rules described in the prior paragraph. A participant cannot elect out of the 20% withholding requirement. However, if an eligible rollover distribution is rolled over into an eligible retirement plan or IRA in the case of a 401 plan or to another eligible contract in the case of a 403(b) plan in a direct trustee-to-trustee transfer, no withholding will be required.

Payees are required by law to provide Security First Life (as payor) with their correct taxpayer identification number ("TIN"). If the payee is an individual, the TIN is the same as his or her social security number. If the payee elects not to have federal income tax withheld on an Annuity Payment or a nonperiodic distribution and a correct TIN has not been provided, such election is ineffective, and such payment will be subject to withholding as noted above.

UNDERWRITERS, DISTRIBUTION OF THE CONTRACTS

The Contracts will be sold as a continuous offering by individuals who are appropriately licensed as insurance agents of Security First Life for the sale of life insurance and Variable Annuity Contracts in the state where the sale is made. In addition, these individuals will be registered representatives of the principal underwriter, Security First Financial, Inc., or of other broker-dealers registered under the Securities Exchange Act of 1934 whose registered representatives are authorized by applicable law to sell Variable Annuity Contracts issued by Security First Life. Commissions on sales of contracts range from 0% to 8.5%. Agents are paid from the General Account of Security First Life. Such commissions bear no direct relationship to any of the charges under the Contracts. It is expected that the Contracts will be sold in 49 states and the District of Columbia. No direct underwriting commissions are paid to Security First Financial, Inc.


CALCULATION OF PERFORMANCE DATA


a. Money Market Portfolio. The yield of the Money Market Portfolio of the Separate Account for the seven day period ended December 31, 1996 was 3.98%. This yield was computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Series at the beginning of the period, subtracting a hypothetical charge reflecting deductions from account values, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting yield figure carried to a least the nearest hundredth of one percent.

The effective yield of the Money Market Portfolio of the Separate Account for the seven day period ended December 31, 1996 was 4.03%. This effective yield was computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Series at the beginning of the period, subtracting a hypothetical charge reflecting deductions from account values, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:


      EFFECTIVE YIELD = (BASE PERIOD RETURN + 1)365/7 - 1.


b. Other Funds. The average annual total return of the other Funds in the Separate Account as of December 31, 1996 are as follows:*



                                           Average Annual Total Returns
                                           ----------------------------
                                                                                      Inception
                                              1 Year             5 Years               to Date
                                              ------             -------               -------
      Growth Portfolio                        13.29%                                    14.13%
                                                                                      (6/1/93)

      Overseas Portfolio                      11.83%                                     8.92%
                                                                                      (7/1/93)

      Contrafund Portfolio                    19.81%                                    27.02%
                                                                                     (3/31/95)

      Small Capitalization Portfolio           2.87%                                    19.10%
                                                                                     (3/31/95)


--------

* The Series investing in the Virtus Equity Series and Virtus U.S. Government Income Series had not commenced operations as of the date of this statement.

Average annual total return was computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                  P(1+T)n = ERV

Where:

     P = a hypothetical initial payment of $1,000
     T = average annual total return
     n = number of years
     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion thereof).

The computation of average annual total returns does take into consideration recurring charges and any non-recurring charges applicable to a Contract which is surrendered in full at the end of the stated holding period.

VOTING RIGHTS

Unless otherwise restricted by the plan under which a Contract is issued each Owner will have the right to instruct Security First Life with respect to voting the Fund Shares which are the assets underlying the Owner's interest in the Separate Account, at all regular and special shareholders meetings. An Annuitant's voting power with respect to Fund shares held by the Separate Account declines during the time the Annuitant is receiving a Variable Annuity based on the investment performance of the Separate Account, because amounts attributable to the Annuitant's interest are being transferred annually to the General Account to provide the variable payments.

SAFEKEEPING OF SECURITIES

Custody of all assets of the Separate Account are held by Security First Life. The assets of each Separate Account Series will be kept physically segregated by Security First Life and held separate from the assets of any other firm, person, or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of Security First Life's officers and employees.

SERVICING AGENT

An administrative services agreement has been entered into between Security First Life and SFG under which the latter has agreed to perform certain of the administrative services relating to the Contracts and for the Separate Account. SFG performs substantially all of the recordkeeping and administrative services for the Separate Account. Security First Life has not paid fees to SFG for these services.

INDEPENDENT AUDITORS

The consolidated financial statements of Security First Life Insurance Company as of December 31, 1996, and 1995, and for each of the two years in the period ended December 31, 1996, and the financial statements of Security First Life Separate Account A as of December 31, 1996, and 1995, and for each of the two years in the period ended December 31, 1996, which are included in the prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon, and are included in reliance upon such reports given on their authority of such firm as experts in accounting and auditing. Ernst & Young LLP is located at 515 South Flower Street, Suite 1800, Los Angeles, California 90071.

LEGAL MATTERS

Legal matters concerning federal securities laws applicable to the issue and sale of the variable annuity contracts have been passed upon by Routier and Johnson, P.C., 1700 K Street, N.W., Washington, D.C. 20006.

STATE REGULATION OF SECURITY FIRST LIFE

Security First Life is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Delaware Commissioner of Insurance. An annual statement, in a prescribed form, is filed with the Commissioner on or before March 1 each year covering the operations of Security First Life for the preceding year and its financial condition on December 31 of such year. Security First Life's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is usually conducted by the National Association of Insurance Commissioners at least once in every three years. Security First Life was last examined as of December 31, 1993. While Delaware insurance law prescribes permissible investments for Security First Life, it does not prescribe permissible investments for the Separate Account, nor does it involve supervision of the investment management or policy of Security First Life.

In addition, Security First Life is subject to the insurance laws and regulations of other jurisdictions in which it is licensed to operate. State insurance laws generally provide regulations for the licensing of insurers and their agents, govern the financial affairs of insurers, require approval of policy forms, impose reserve requirements and require filing of an annual statement. Generally, the insurance departments of these other jurisdictions apply the laws of Delaware in determining permissible investments for Security First Life.

FINANCIAL STATEMENTS

The financial statements of Security First Life contained herein should be considered only for the purposes the of informing investors as to its ability to carry out the contractual obligations as depositor under the Annuity contracts and as custodian as described elsewhere herein and in the prospectus. The financial statements of the Separate Account are also included in this Statement of Additional Information.

                         [ERNST & YOUNG LLP LETTERHEAD]


                         Report of Independent Auditors

To the Board of Directors
Security First Life Insurance Company
  and Contract Owners
Security First Life Separate Account A

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Security First Life Separate Account A (comprised of Series B, G, T, P, I, FA, FG, FI, FO, FM, SU, SV, AS, SI, FC and FE) as of December 31, 1996, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the respective mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Security First Life Separate Account A (comprised of the above referenced Series) at December 31, 1996, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                                   Ernst & Young LLP

Los Angeles, California
April 11, 1997

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1996

                                                                                  Series B         Series G
                                                                                ------------     ------------
ASSETS
Investments

   Security First Trust - Bond Series (2,522,439 shares at net asset value of
      $3.82 per share; cost $9,900,030)                                         $  9,625,339

   Security First Trust - Growth and Income Series (10,449,456 shares at net
      asset value of $13.18 per share; cost $116,791,052)                                         $137,726,498

   T. Rowe Price Growth Stock Fund, Inc. (2,219,465 shares at net asset value of $26.18 per share; cost $48,705,613)


   T. Rowe Price Prime Reserve Fund, Inc. (2,520,315 shares at net asset value of $1.00 per share; cost $2,520,315)


   T. Rowe Price International Fund, Inc. (972,560 shares at net asset value of $13.80 per share; cost $12,105,152)


Receivable from Security First Life Insurance Company for purchases                    8,236           146,633

Receivable from Mutual Funds                                                                            43,128

Other assets
                                                                                ------------      ------------

                     TOTAL ASSETS                                                  9,633,575      137,916,259

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1996

                                                                                 Series T       Series P       Series I
                                                                                -----------    -----------    -----------
ASSETS

Investments

   Security First Trust - Bond Series (2,522,439 shares at net asset value of
      $3.82 per share; cost $9,900,030)

   Security First Trust - Growth and Income Series (10,449,456 shares at net asset value of $13.18 per share; cost $116,791,052)

   T. Rowe Price Growth Stock Fund, Inc. (2,219,465 shares at net asset value of $26.18 per share; cost $48,705,613)
                                                                                $58,105,586

   T. Rowe Price Prime Reserve Fund, Inc. (2,520,315 shares at net asset value of $1.00 per share; cost $2,520,315)
                                                                                               $ 2,520,315

   T. Rowe Price International Fund, Inc. (972,560 shares at net asset value of $13.80 per share; cost $12,105,152)
                                                                                                              $13,421,331

Receivable from Security First Life Insurance Company for purchases                  44,930            495         38,761

Receivable from Mutual Funds

Other assets                                                                            207                            36
                                                                                -----------    -----------    -----------

                     TOTAL ASSETS                                                58,150,723      2,520,810     13,460,128

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A


                                                        Series B        Series G       Series T       Series P        Series I
                                                     -------------   -------------  -------------  -------------  -------------
LIABILITIES
   Payable to Security First Life Insurance
      Company for mortality and expense risk
                                                         $   9,912   $     137,650  $      48,065  $       2,158  $      10,870

   Payable to Security First Life Insurance Company
      for redemptions
                                                             1,063           6,568         18,890            160          1,135

   Payable to Mutual Funds                                   8,236         187,705

   Other liabilities                                           971           9,288                           64
                                                     -------------   -------------  -------------  -------------  -------------

                     TOTAL LIABILITIES                      20,182         341,211         66,955          2,382         12,005


NET ASSETS
   Cost to Investors
      Series B Accumulation Units                        9,888,084
      Series G Accumulation Units                                      116,639,602
      Series T Accumulation Units                                                      48,683,795
      Series P Accumulation Units                                                                      2,518,428
      Series I Accumulation Units                                                                                    12,131,944

   Accumulated Undistributed Income (Loss)
      Net unrealized appreciation (depreciation)          (274,691)     20,935,446      9,399,973                     1,316,179
                                                     -------------   -------------  -------------  -------------  -------------

        NET ASSETS APPLICABLE TO OUTSTANDING
        UNITS OF CAPITAL                             $   9,613,393   $ 137,575,048  $  58,083,768  $   2,518,428  $  13,448,123
                                                     =============   =============  =============  =============  =============

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 1996


                                                               Series B       Series G      Series T     Series P       Series I
                                                             ------------   ------------  ------------  ------------  ------------
INVESTMENT INCOME

      Dividends
                                                             $    566,443   $  8,157,311  $  4,601,929  $    121,876  $    359,681

      Other income (expense)                                       (4,967)        71,186        14,103           332         1,256
                                                             ------------   ------------  ------------  ------------  ------------

                                                                  561,476      8,228,497     4,616,032       122,208       360,937

EXPENSES

      Charges for mortality and expense risk                       74,638        905,897       448,656        22,573        98,590
                                                             ------------   ------------  ------------  ------------  ------------

        Net Investment Income                                     486,838      7,322,600     4,167,376        99,635       262,347


REALIZED AND UNREALIZED INVESTMENT GAINS
   (LOSSES)

   Realized investment gains (losses)                             (53,594)     2,094,280     1,100,192                      99,160

   Unrealized appreciation (depreciation) of investments         (280,479)     8,500,561     4,324,599                   1,142,988
                                                             ------------   ------------  ------------                ------------

        Net investment gains (losses)                            (334,073)    10,594,841     5,424,791                   1,242,148
                                                             ------------   ------------  ------------  ------------  ------------

           Increase in net assets resulting from operations
                                                             $    152,765   $ 17,917,441  $  9,592,167  $     99,635  $  1,504,495
                                                             ============   ============  ============  ============  ============

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1996

                                                         Series B         Series G       Series T       Series P        Series I
                                                       -------------   -------------  -------------  -------------   -------------
Operations
   Net investment income                               $     486,838   $   7,322,600  $   4,167,376  $      99,635   $     262,347

   Net realized investment gains (losses)                    (53,594)      2,094,280      1,100,192                         99,160

   Net unrealized investment appreciation
      (depreciation) during the year                        (280,479)      8,500,561      4,324,599                      1,142,988
                                                       -------------   -------------  -------------  -------------   -------------

      Increase in net assets resulting from operations       152,765      17,917,441      9,592,167         99,635       1,504,495

Increase (decrease) in net assets resulting from
      capital unit transactions                            2,936,243      49,078,301      4,958,300       (204,492)      3,609,567
                                                       -------------   -------------  -------------  -------------   -------------

           Total increase (decrease)                       3,089,008      66,995,742     14,550,467       (104,857)      5,114,062

Net Assets at beginning of year                            6,524,385      70,579,306     43,533,301      2,623,285       8,334,061
                                                       -------------   -------------  -------------  -------------   -------------

Net Assets at end of year
                                                       $   9,613,393   $ 137,575,048  $  58,083,768  $   2,518,428   $  13,448,123
                                                       =============   =============  =============  =============   =============

   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1995


                                                              Series B       Series G     Series T      Series P        Series I
                                                            ------------   ------------  ------------  ------------   ------------
Operations
   Net investment income                                   $    316,772   $  1,514,725  $  1,806,995  $    119,938   $    194,233

   Net realized investment gains (losses)                       (36,046)     1,021,117       764,380                       17,327

   Net unrealized investment appreciation
       during the year                                          560,723     12,817,755     6,849,189                      506,270
                                                           ------------   ------------  ------------  ------------   ------------

      Increase in net assets resulting from operations          841,449     15,353,597     9,420,564       119,938        717,830

Increase (decrease) in net assets resulting
      from capital unit transactions                            577,456      6,487,662     4,713,786       (98,627)     2,662,352
                                                           ------------   ------------  ------------  ------------   ------------

           Total increase                                     1,418,905     21,841,259    14,134,350        21,311      3,380,182

Net Assets at beginning of year                               5,105,480     48,738,047    29,398,951     2,601,974      4,953,879
                                                           ------------   ------------  ------------  ------------   ------------

Net Assets at end of year
                                                           $  6,524,385   $ 70,579,306  $ 43,533,301  $  2,623,285   $  8,334,061
                                                           ============   ============  ============  ============   ============


   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

INVESTMENTS

DECEMBER 31, 1996


                                                                                                               SCHEDULE I
                                                                                            Unrealized
                                                                              Carrying      Appreciation
                         Name of Issue                         Shares           Value      (Depreciation)      Cost
--------------------------------------------------------      ---------    ------------    --------------   -------------
Security First Trust Bond Series - capital shares             2,522,439    $  9,625,339    $   (274,691)    $  9,900,030

Security First Trust Growth and Income Series -
   capital shares                                            10,449,456    $137,726,498    $ 20,935,446     $116,791,052

T. Rowe Price Growth Stock Fund, Inc. - capital shares        2,219,465    $ 58,105,586    $  9,399,973     $ 48,705,613

T. Rowe Price Prime Reserve Fund, Inc. - capital shares       2,520,315    $  2,520,315                     $  2,520,315
T. Rowe Price International Stock Fund, Inc. - capital
   shares                                                       972,560    $ 13,421,331    $  1,316,179     $ 12,105,152



Note A The carrying value of the investments is the reported net asset value of the investment companies capital shares.

Note B   Cost is determined by using the first-in, first-out cost method.


The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1996

                                                                                     Series FA        Series FG       Series FI
                                                                                    ------------    ------------    ------------
ASSETS
Investments

   Fidelity Investments - VIP Asset Manager (5,407,112 shares at net asset value
      of $16.93 per share; cost $82,398,497)                                        $ 91,542,442

   Fidelity Investments - VIP Growth Portfolio (3,620,363 shares at net asset
      value of $31.14 per share; cost $100,954,140)                                                 $112,738,113

   Fidelity Investments - VIP Index 500 (352,569 shares at net asset value of $89.13 per share; cost $27,786,069)
                                                                                                                    $ 31,424,479

   Fidelity Investments - VIP Overseas Portfolio (558,623 shares at net asset value of $18.84 per share; cost $9,455,062)

   Fidelity Investments - VIP Money Market Series (17,192,778 shares at net asset value of $1.00 per share; cost $17,192,778)

Receivable from Security First Life Insurance Company for purchases                      121,964         207,355         138,152

Receivable from Mutual Funds
Other assets                                                                              12,642          72,055          51,649
                                                                                    ------------    ------------    ------------
                     TOTAL ASSETS
                                                                                      91,677,048     113,017,523      31,614,280

                                                                                 Series FO       Series FM
                                                                                ------------    ------------
ASSETS
Investments

   Fidelity Investments - VIP Asset Manager (5,407,112 shares at net asset value of $16.93 per share; cost $82,398,497)

   Fidelity Investments - VIP Growth Portfolio (3,620,363 shares at net asset value of $31.14 per share; cost $100,954,140)

   Fidelity Investments - VIP Index 500 (352,569 shares at net asset value of $89.13 per share; cost $27,786,069)


   Fidelity Investments - VIP Overseas Portfolio (558,623 shares at net asset
      value of $18.84 per share; cost $9,455,062)                               $ 10,524,466

   Fidelity Investments - VIP Money Market Series (17,192,778 shares at net
      asset value of $1.00 per share; cost $17,192,778)                                         $ 17,192,778

Receivable from Security First Life Insurance Company for purchases                    5,693         182,166

Receivable from Mutual Funds                                                                         243,015
Other assets                                                                          28,129
                                                                                ------------    ------------
                     TOTAL ASSETS
                                                                                  10,558,288      17,617,959

SECURITY FIRST LIFE SEPARATE ACCOUNT A

DECEMBER 31, 1996


                                                                                        Series FA                Series FG
                                                                                   ------------------       ------------------
LIABILITIES

   Payable to Security First Life Insurance Company for mortality and
      expense risk                                                                     $      105,252           $      124,805

   Payable to Security First Life Insurance Company for redemptions                            15,542                   13,412

   Payable to Mutual Funds                                                                    131,180                  279,138

   Other liabilities                                                                            7,338                   17,846
                                                                                   ------------------       ------------------
                     TOTAL LIABILITIES                                                        259,312                  435,201


NET ASSETS

   Cost to Investors
      Series FA Accumulation Units                                                         82,273,791
      Series FG Accumulation Units                                                                                 100,798,349
      Series FI Accumulation Units
      Series FO Accumulation Units
      Series FM Accumulation Units

   Accumulated Undistributed Income
      Net unrealized appreciation                                                           9,143,945               11,783,973
                                                                                   ------------------       ------------------

      NET ASSETS APPLICABLE TO OUTSTANDING
             UNITS OF CAPITAL
                                                                                    $      91,417,736       $      112,582,322
                                                                                    =================       ==================



                                                                              Series FI          Series FO           Series FM
                                                                          ----------------    ----------------     -------------
LIABILITIES

   Payable to Security First Life Insurance Company for mortality and
      expense risk                                                           $      33,509       $      11,093      $      17,808

   Payable to Security First Life Insurance Company for redemptions                 10,902                 482              35,697

   Payable to Mutual Funds                                                         181,956              28,766

   Other liabilities                                                                 7,939                                 231,985
                                                                          ----------------    ----------------    ----------------
                     TOTAL LIABILITIES                                             234,306              40,341             285,490


NET ASSETS

   Cost to Investors
      Series FA Accumulation Units
      Series FG Accumulation Units
      Series FI Accumulation Units                                              27,741,564
      Series FO Accumulation Units                                                                   9,448,543
      Series FM Accumulation Units                                                                                      17,332,469

   Accumulated Undistributed Income
      Net unrealized appreciation                                                3,638,410           1,069,404
                                                                          ----------------    ----------------    ----------------

      NET ASSETS APPLICABLE TO OUTSTANDING
             UNITS OF CAPITAL
                                                                         $      31,379,974   $      10,517,947   $      17,332,469
                                                                         =================   =================   =================


   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 1996


                                                                  Series FA     Series FG     Series FI     Series FO      Series FM
                                                                  ----------    ----------    ----------    ----------    ----------
INVESTMENT INCOME
   Dividends                                                     $2,965,169    $3,436,248    $  315,697    $  128,217    $  605,695

   Other income                                                      22,345        74,439        88,093         7,936           441
                                                                 ----------    ----------    ----------    ----------    ----------
                                                                  2,987,514     3,510,687       403,790       136,153       606,136

EXPENSES

   Charges for mortality and expense risk                           694,704       844,001       184,777        91,509       130,974
                                                                 ----------    ----------    ----------    ----------    ----------

           Net Investment Income                                  2,292,810     2,666,686       219,013        44,644       475,162



REALIZED AND UNREALIZED INVESTMENT GAINS

   Realized investment gains                                        320,767       814,080       280,197        26,876

   Unrealized investment appreciation during the year             5,114,840     5,048,213     2,889,708       819,437
                                                                 ----------    ----------    ----------    ----------

           Net investment gains                                   5,435,607     5,862,293     3,169,905       846,313
                                                                 ----------    ----------    ----------    ----------    ----------

             Increase in net assets resulting from operations    $7,728,417    $8,528,979    $3,388,918    $  890,957    $  475,162
                                                                 ==========    ==========    ==========    ==========    ==========

   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1996


                                                     Series FA      Series FG       Series FI        Series FO       Series FM
                                                   ------------    ------------    ------------    ------------    ------------
Operations
   Net investment income
                                                   $  2,292,810    $  2,666,686    $    219,013    $     44,644    $    475,162

   Net realized investment gains                        320,767         814,080         280,197          26,876

   Net unrealized investment appreciation
      during the year

                                                      5,114,840       5,048,213       2,889,708         819,437
                                                   ------------    ------------    ------------    ------------    ------------
      Increase in net assets resulting
      from operations                                 7,728,417       8,528,979       3,388,918         890,957         475,162

Increase in net assets resulting from
capital unit transactions                            39,808,589      59,753,701      21,470,058       4,778,724       8,469,934
                                                   ------------    ------------    ------------    ------------    ------------
                Total increase                       47,537,006      68,282,680      24,858,976       5,669,681       8,945,096

Net Assets at beginning of year                      43,880,730      44,299,642       6,520,998       4,848,266       8,387,373
                                                   ------------    ------------    ------------    ------------    ------------

Net Assets at end of year                          $ 91,417,736    $112,582,322    $ 31,379,974    $ 10,517,947    $ 17,332,469
                                                   ============    ============    ============    ============    ============






   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1995

                                                                   Series FA       Series FG    Series FI   Series FO    Series FM
                                                                   ---------       ---------    ---------   ---------    ---------
Operations

   Net investment income (loss)                                    $  158,705   $ (137,817)      $ 5,529   $   (22,807)  $ 237,284

   Net realized investment gains                                       64,929       93,864        36,253         6,514

   Net unrealized investment appreciation
      during the year                                               5,020,534    6,383,879       741,445       294,152
                                                                  -----------  -----------   -----------   -----------   ----------

      Increase in net assets resulting from operations              5,244,168    6,339,926       783,227       277,859      237,284
Increase in net assets resulting from capital unit transactions    13,466,719   24,403,159     4,791,886     2,585,161    4,276,144
                                                                  -----------  -----------   -----------   -----------   ----------

                Total increase                                     18,710,887   30,743,085     5,575,113     2,863,020    4,513,428

Net Assets at beginning of year                                    25,169,843   13,556,557       945,885     1,985,246    3,873,945
                                                                  -----------  -----------   -----------   -----------   ----------

Net Assets at end of year                                         $43,880,730  $44,299,642   $ 6,520,998   $ 4,848,266   $8,387,373
                                                                  ===========  ===========   ===========   ===========   ==========

  The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

INVESTMENTS

DECEMBER 31, 1996

                                                                                                                   Schedule 1

                                                                             Carrying
                                                                               Value        Unrealized        Cost
                         Name of Issue                         Shares         (Note A)     Appreciation     (Note B)
---------------------------------------------------------      ------         --------     ------------   ------------
Fidelity Investments VIP Asset Manager - capital shares       5,407,112     $ 91,542,442   $ 9,143,945    $ 82,398,497

Fidelity Investments VIP Growth Portfolio - capital shares    3,620,363     $112,738,113   $11,783,973    $100,954,140

Fidelity Investments VIP Index 500 - capital shares             352,569     $ 31,424,479   $ 3,638,410    $ 27,786,069

Fidelity Investments Overseas Portfolio - capital shares        558,623     $ 10,524,466   $ 1,069,404    $  9,455,062

Fidelity Investments VIP Money Market Fund - capital
shares                                                       17,192,778     $ 17,192,778                  $ 17,192,778


Note A The carrying value of the investments is the reported net asset value of the investment companies capital shares.

Note B   Cost is determined by using the first-in, first-out cost method.

  The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1996

                                                 Series SU      Series SV     Series AS     Series SI    Series FC     Series FE
                                                -----------    -----------   -----------   ----------   -----------   ----------
ASSETS

Investments

   Security First Trust - U.S. Government
      Income Series (3,668,091 shares at
      net asset value of $5.14 per
      share; cost $18,765,072)                  $18,858,548

   Security First Trust - Equity Series
      (4,390,585 shares at net asset
      value of $6.45 per share; cost
      $25,929,160)                                             $28,309,435

   Alger American Small Capitalization
      Portfolio (498,003 shares at net
      asset value of $40.91 per share;
      cost $20,377,148)                                                      $20,373,295

   Scudder International Fund (154,138
      shares at net asset value of $13.25
      per share; cost $1,910,731)                                                          $2,042,335


   Fidelity Investments - VIP Contra Fund
      (1,816,726 shares at net asset value
      of $16.56 per share; cost $26,529,894)                                                            $30,084,981

   Fidelity Investments - VIP Equity Income
      Portfolio (277,041 shares at net asset
      value of $21.03 per share; cost
      $5,377,528)                                                                                                     $5,826,163

Receivable from Security First Life Insurance
   Company for purchases                              8,187         12,939        59,561        5,418       105,755          173

Other assets                                         28,474         48,412        54,907                     25,856       51,091
                                                -----------    -----------   -----------   ----------   -----------   ----------

                     TOTAL ASSETS                18,895,209     28,370,786    20,487,763    2,047,753    30,216,592    5,877,427


The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

                                                   Series SU      Series SV     Series AS   Series SI    Series FC     Series FE
                                                   ---------      ---------     ---------   ---------    ---------     ---------
LIABILITIES

   Payable to Security First Life Insurance
    Company for mortality and expense risk      $     19,998   $    29,464   $    22,494   $    2,198   $    33,220    $    6,547

   Payable to Security First Life Insurance
    Company for redemptions                            2,190         9,930         4,175          355         5,870         1,693

   Payable to Mutual Funds                            36,640        55,130       110,089        5,393       126,767        40,407

   Other liabilities                                                   805                        289
                                                ------------   -----------   -----------   ----------   -----------    ----------
                     TOTAL LIABILITIES                58,828        95,329       136,758        8,235       165,857        48,647


NET ASSETS

   Cost to investors
      Series SU Accumulation Units                18,742,905
      Series SV Accumulation Units                              25,895,182
      Series AS Accumulation Units                                            20,354,858
      Series SI Accumulation Units                                                          1,907,914
      Series FC Accumulation Units                                                                       26,495,648
      Series FE Accumulation Units                                                                                      5,380,145

   Accumulated undistributed income (loss)
      Net unrealized appreciation (depreciation)      93,476     2,380,275        (3,853)     131,604     3,555,087       448,635
                                                ------------   -----------   -----------   ----------   -----------    ----------
      NET ASSETS APPLICABLE TO OUTSTANDING
            UNITS OF CAPITAL                    $ 18,836,381   $28,275,457   $20,351,005   $2,039,518   $30,050,735    $5,828,780
                                                ============   ===========   ===========   ==========   ===========    ==========

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 1996

                                                    Series SU    Series SV   Series AS   Series SI    Series FC    Series FE
                                                    ---------   ----------   ---------   ---------   -----------   ---------
INVESTMENT INCOME

   Dividends                                        $ 779,578   $2,241,509   $  40,591   $ 11,510    $   66,761    $ 47,103

   Other income (loss)                                  9,365       24,201     (10,321)       608        51,958      18,126
                                                    ---------   ----------   ---------   --------    ----------    --------

                                                      788,943    2,265,710      30,270     12,118       118,719      65,229


EXPENSES

   Charges for mortality and expense risk             162,104      234,234     153,504     12,475       206,662      40,772
                                                    ---------   ----------   ---------   --------    ----------    --------

      Net investment income (loss)                    626,839    2,031,476    (123,234)      (357)      (87,943)     24,457


REALIZED AND UNREALIZED INVESTMENT GAINS
  (LOSSES)

   Net realized investment gains                        4,734      136,458      31,846     12,881        20,969      28,195

   Unrealized investment appreciation
     (depreciation)                                  (154,056)   1,247,963      88,899    121,032     3,462,652     402,870
                                                    ---------   ----------   ---------   --------    ----------    --------

      Net investment gains (losses)                  (149,322)   1,384,421     120,745    133,913     3,483,621     431,065
                                                    ---------   ----------   ---------   --------    ----------    --------

         Increase (decrease) in net assets
             resulting from operations              $ 477,517   $3,415,897   $  (2,489)  $133,556    $3,395,678    $455,522
                                                    =========   ==========   =========   ========    ==========    ========

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1996


                                        Series SU      Series SV       Series AS      Series SI      Series FC      Series FE
                                        ---------      ---------       ---------      ---------      ---------      ---------
Operations

   Net investment income (loss)       $   626,839   $   2,031,476    $  (123,234)    $     (357)   $   (87,943)   $   24,457

   Net realized investment gains            4,734         136,458         31,846         12,881         20,969        28,195

   Net unrealized investment
     appreciation (depreciation)
       during the year                   (154,056)      1,247,963         88,899        121,032      3,462,652       402,870
                                      -----------     -----------    -----------     ----------    -----------    ----------
Increase (decrease) in net assets
  resulting from operations               477,517       3,415,897         (2,489)       133,556      3,395,678       455,522

Increase in net assets resulting
  from capital unit transactions        9,107,385      11,774,074     15,547,005      1,523,514     20,780,230     4,568,738
                                      -----------     -----------    -----------     ----------    -----------    ----------

                  Total increase        9,584,902      15,189,971     15,544,516      1,657,070     24,175,908     5,024,260

Net Assets at beginning of year         9,251,479      13,085,486      4,806,489        382,448      5,874,827       804,520
                                      -----------     -----------    -----------     ----------    -----------    ----------

Net Assets at end of year             $18,836,381     $28,275,457    $20,351,005     $2,039,518    $30,050,735    $5,828,780
                                      ===========     ===========    ===========     ==========    ===========    ==========

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1995

                                                Series SU      Series SV   Series AS(1)   Series SI(1)   Series FC(1)   Series FE(1)
                                                ---------      ---------   ------------   ------------   ------------   ------------
Operations

   Net investment income (loss)                $  281,296    $   359,590    $    4,899     $ (1,000)      $ 82,558          $3,603

   Net realized investment gains (losses)         (29,574)        13,023        26,373          304         26,862             452

   Net unrealized investment appreciation
      (depreciation) during the year              436,539      1,352,775       (92,752)      10,571         92,436          45,765
                                               ----------    -----------     ---------     --------     ----------        --------

Increase (decrease) in net assets
      resulting  from operations                  688,261      1,725,388       (61,480)       9,875        201,856          49,820

Increase in net assets resulting from
      capital unit transactions                 4,043,705      6,807,136      4,867,969     372,573      5,672,971         754,700
                                               ----------    -----------     ----------    --------     ----------        --------

                      Total increase            4,731,966      8,532,524      4,806,489     382,448      5,874,827         804,520

Net Assets at beginning of year                 4,519,513      4,552,962
                                               ----------    -----------     ----------    --------     ----------        --------
Net Assets at end of year                      $9,251,479    $13,085,486     $4,806,489    $382,448     $5,874,827        $804,520
                                               ==========    ===========     ==========    ========     ==========        ========


(1) Series FC commenced operations May 16, 1995; Series AS and SI on May 22, 1995; and Series FE on May 25, 1995.

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

INVESTMENTS

DECEMBER 31, 1996

                                                                                                                    SCHEDULE I

                                                                         Carrying            Unrealized
                                                                          Value             Appreciation              Cost
                   Name of Issue                         Shares          (Note A)          (Depreciation)           (Note B)
                   -------------                         ------         -----------        --------------           --------
Security First Trust U. S. Government
   Series - capital shares                              3,668,091       $18,858,548         $   93,476            $18,765,072

Security First Trust Equity Series -
   capital shares                                       4,390,585       $28,309,435         $2,380,275            $25,929,160

Alger American Small Capitalization
   Portfolio - capital shares                             498,003       $20,373,295         $   (3,853)           $20,377,148

Scudder International Portfolio - capital
   shares                                                 154,138       $ 2,042,335         $  131,604            $ 1,910,731

Fidelity Investments VIP Contra Fund -
   capital shares                                       1,816,726       $30,084,981         $3,555,087            $26,529,894

Fidelity Investments VIP Equity
   Income Portfolio - capital shares                      277,041       $ 5,826,163         $  448,635            $ 5,377,528


Note A The carrying value of the investments is the reported net asset value of the investment companies capital shares.

Note B  Cost is determined by using the first-in, first-out cost method.

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1996



NOTE 1 -- BASIS OF PRESENTATION

Security First Life Separate Account A (Separate Account) was established on May 29, 1980, as a separate account of Security First Life Insurance Company (Security Life), the sponsor company, and is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is designed to provide annuity benefits pursuant to certain variable annuity contracts (the Contracts) issued by Security Life.

In accordance with the terms of the Contracts, all payments allocated to the Separate Account by the contract owners must be allocated to purchase shares of any or all of four series of Security First Trust (the Trust), a Massachusetts business trust, and twelve mutual funds (investment companies). The series of the Trust are Bond Series, Growth and Income Series, Equity Series, and U.S. Government Income Series and the mutual funds are T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price Prime Reserve Fund, Inc., T. Rowe Price International Stock Fund, Inc., Alger American Small Capitalization Portfolio, Scudder International Fund, and Fidelity Investments: VIP Asset Manager, VIP Growth Portfolio, VIP Index 500, VIP Overseas Portfolio, VIP Contra Fund, VIP Equity Income Portfolio and VIP Money Market Fund. The Trust and the investment companies are registered as diversified, open-end management investment companies under the Investment Company Act of 1940. The Separate Account is correspondingly divided into sixteen series of Accumulation Units, Series B, G, SU, SV, T, P, I, AS, SI, FA, FG, FI, FO, FC, FE and FM, relating to investments in each of the investment companies, respectively.

All series of the Trust receive administrative services for a fee from Security First Investment Management Corporation (Security Management). Security First Financial, Inc. (Security Financial) is the principal underwriter for the Contracts. Security Life, Security Management, and Security Financial are wholly-owned subsidiaries of Security First Group, Inc. Investment advice is provided to the Security First Trust Bond Series and Growth and Income Series by
T. Rowe Price Associates, Inc. and to the Security First Trust Equity and U. S. Government Income Series by Virtus Capital Management.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 1 -- BASIS OF PRESENTATION (continued)

The Separate Account and each series therein are administered and accounted for as part of the business of Security Life, but the investment income and capital gains and losses of each Separate Account series are identified with the assets held for that series in accordance with the terms of the Contracts, without regard to investment income and capital gains and losses arising out of any other business Security Life may conduct.

The Separate Account incurs no liability for remuneration to directors, advisory boards, officers or such other persons who may from time to time perform services for the Separate Account.

The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

VALUATION OF INVESTMENTS -- Investments are carried at fair value, which is determined by multiplying the investment company's shares owned by the Separate Account by the reported net asset value per share of each respective investment company. Realized investment gains and losses are determined on the first-in, first-out cost basis.

EXPENSES AND CHARGES -- The Separate Account accrues charges incurred for the mortality and expense risk assumed by Security Life. The charges are calculated daily by multiplying the value of the assets of the Separate Account by the daily mortality and expense risk rate. Security Life has the option of calling for payment of such charges at any time. The following table illustrates the rates for the respective contracts:

                            Contract Type           Annual Rate     Daily Rate
                            -------------           -----------     ----------
      SF 234; SF 89; SF 224FL;
           SF 236FL; SF 1700 Contracts                   .89%        .0000244
      SF 135R; SF 135R2V; SF 226RI Contracts            1.25%        .0000342
      SF 135R2S Contracts                               1.15%        .0000315
      SF 230; SF 224R1 contracts                        1.35%        .0000370

The following charges are deducted from a contract holder's account by Security Life as a capital transaction by reducing the separate account units held, and such charges are not an expense of the Separate Account. An administration charge (contract

SECURITY FIRST LIFE SEPARATE ACCOUNT A
charge) is deducted from each contract and paid to Security Life at the end of each contract year NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (continued)

prior to the annuity date, and when the entire contract value is withdrawn on any date other than a contract anniversary. In the event that a participant withdraws all or a portion of the participant's account, a contingent deferred sales charge (CDSC) may be applied to the amount of the contract value withdrawn to cover certain expenses relating to the sale of contracts. The following table illustrates contract charges and CDSC with respect to the various types of contracts:

                               Maximum Contract
       Contract Type             Charge Per Year                            CDSC
       -------------             ---------------                            ----
      SF 236FL                            $12.00              Based on elapsed time since premium received.
                                                              Disappears on or before 6th anniversary.

      SF 224FL                            $40.00              Based on elapsed time since premium received.
                                                              Disappears on or before 6th anniversary.

      SF 1700                             $42.50              Based on elapsed time since premium received.
                                                              Disappears on or before 6th anniversary.

      SF 224R1, SF 230                         *              Based on elapsed time since premium received.
                                                              Disappears on or before 5th anniversary.

      Group Form
        226RI                             $41.50              Seven percent of premium received.
                                                              Disappears on or before 6th anniversary.

      All other group                     $19.50              Five percent of premium received.
                                                              Disappears on or before 6th anniversary.

      SF 135R2V                               **              None

      SF 135R2S, SF 135R2C                    **              Based on elapsed time since premium received.
                                                              Disappears after 7th year.

      * $55 (Currently being waived).
      **.15% annually of average account value (currently being waived).

In addition, transaction charges of $10 are incurred for each surrender or annuitization. Upon conversion of either accumulation or annuity units from one series to another, a

SECURITY FIRST LIFE SEPARATE ACCOUNT A

$10 conversion charge is incurred. The amount deducted for contract charges and CDSC was $513,405 for the year ended December 31, 1996, and $273,809 for the year ended December 31, 1995.
NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (continued)

INCOME RECOGNITION AND REINVESTMENT -- Income is recognized as declared payable by the investment companies. All distributions received are reinvested in the investment companies.


NOTE 3 -- FEDERAL INCOME TAXES

The operations of the Separate Account form a part of, and are taxed with, the operations of Security Life, which is taxed as a "life insurance company" under the Internal Revenue Code, and as such, Security Life is liable for income taxes, if any, which become payable with respect to the Separate Account's operations.

Separate accounts are generally required to meet certain diversification requirements for their assets. However, separate accounts which solely provide benefits for "pension plan contracts" are exempt from the diversification requirements. Pension plan contracts include: (i) tax qualified plans; (ii) employee annuities; (iii) plans for employees of life insurance companies; (iv) tax sheltered annuities of exempt organizations; (v) individual retirement accounts or annuities, and (vi) deferred compensation plans of certain governmental or tax-exempt organizations. The Contracts issued by Security Life are offered in connection with both pension plan contracts and non-qualified contracts, therefore the Separate Account is subject to the diversification requirements. Management believes that the Separate Account has met the diversification requirements.


NOTE 4 -- CAPITAL TRANSACTIONS

Additions and deductions to Units of Capital consisting of the effect of capital unit transactions were as follows:

                                             Additions to Capital                   Deductions From Capital
                                            $               Units                    $                Units
                                     ---------------   ---------------      ------------------     ----------
   Year ended December 31, 1996:

   SF 135R; SF 226RI Contracts
   ---------------------------
   Series B Accumulation Units          1,457,968         173,008              288,184                34,370

SECURITY FIRST LIFE SEPARATE ACCOUNT A

   Series G Accumulation Units                              14,597,742           1,163,010            1,544,237           124,761
   Series FA Accumulation Units                             15,083,889           2,386,263            4,817,387           761,858
   Series FG Accumulation Units                             25,437,990           3,316,801            3,090,860           403,159
   Series FI Accumulation Units                             14,245,149           1,834,275            1,074,884           134,904

NOTE 4 -- CAPITAL TRANSACTIONS (continued)

                                                                Additions to Capital                   Deductions From Capital
                                                              $                  Units                 $                  Units
                                                      ----------------     ---------------      ---------------         ---------

   Series FO Accumulation Units                              1,140,778             176,902              169,596            26,298
   Series FM Accumulation Units                             26,932,483           4,853,215           20,523,960         3,697,741
   Series SU Accumulation Units                              2,374,207             434,190              109,775            20,040
   Series AS Accumulation Units                             16,999,648           2,501,793            1,452,643           213,708
   Series SI Accumulation Units                              1,670,305             266,302              146,791            23,697
   Series FC Accumulation Units                             21,801,795           3,201,615            1,021,565           149,159
   Series FE Accumulation Units                              4,806,768             746,267              238,030            36,019
   Series SV Accumulation Units                              1,544,460             285,804               20,817             3,618

   SF 234; SF 224FL; SF 236FL; SF 1700 Contracts

   Series B Accumulation Units                                 931,484              51,367            1,065,392            59,149
   Series G Accumulation Units                              13,106,032             341,108            7,100,392           185,366
   Series T Accumulation Units                              11,430,218             348,446            6,471,918           196,812
   Series P Accumulation Units                                 653,049              49,155              857,541            64,727
   Series I Accumulation Units                               5,543,290             691,905            1,933,723           240,937
   Series FA Accumulation Units                              4,879,721             801,224            2,064,517           336,514
   Series FG Accumulation Units                             11,230,260           1,527,712            2,716,606           362,785
   Series FI Accumulation Units                              4,604,737             613,367              791,378           103,660
   Series FM Accumulation Units                              1,759,008             317,763            1,732,158           312,636


   SF 135R2S

   Series SU Accumulation Units                              7,593,093           1,416,303              750,140          139,104
   Series SV Accumulation Units                             11,598,037           1,831,596            1,347,606          210,583
   Series FM Accumulation Units                             10,241,054           1,826,561            9,046,976        1,610,850
   Series FG Accumulation Units                              8,059,593           1,075,155              808,401          107,079
   Series FO Accumulation Units                              4,116,962             747,815              309,420           56,136


   SF 224R1; SF 230

   Series B Accumulation Units                               1,957,058             257,080               56,691           28,429
   Series G Accumulation Units                              30,537,423           2,308,139              518,267          127,912
   Series FA Accumulation Units                             27,219,472           4,255,909              492,589          165,276
   Series FG Accumulation Units                             22,127,890           2,858,154              486,165          114,979
   Series FI Accumulation Units                              4,650,004             583,863              163,570           35,543
   Series FM Accumulation Units                                862,152             131,031               21,669            9,661

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 4 -- CAPITAL TRANSACTIONS (continued)

                                                                Additions to Capital                    Deductions From Capital
                                                              $                  Units                 $                   Units
                                                      ----------------     ---------------      ---------------      -----------
   Year ended December 31, 1995:

   SF 135R; SF 226RI Contracts

   Series B Accumulation Units                                 434,597              54,077              110,016            13,561
   Series G Accumulation Units                               4,305,620             420,939              881,557            89,611
   Series FA Accumulation Units                             14,071,749           2,554,939            4,044,605           724,251
   Series FG Accumulation Units                             14,711,150           2,249,747            1,345,976           204,887
   Series FI Accumulation Units                              3,146,381             487,693              135,735            21,838
   Series FO Accumulation Units                                505,089              87,729              336,120            58,663
   Series FM Accumulation Units                              4,916,221             921,317            1,605,571           302,600
   Series SU Accumulation Units                                105,370              19,715
   Series AS Accumulation Units                              4,947,271             746,279               79,302            11,979
   Series SI Accumulation Units                                376,043              66,110                3,470               605
   Series FC Accumulation Units                              5,777,070             950,446              104,099            16,764
   Series FE Accumulation Units                                760,961             132,235                6,261             1,114


   SF 234; SF 224FL; SF 236FL; SF 1700 Contracts

   Series B Accumulation Units                                 833,258              48,874              580,383            33,929
   Series G Accumulation Units                               9,125,759             294,937            6,062,160           196,489
   Series T Accumulation Units                               9,366,192             347,286            4,652,406           171,305
   Series P Accumulation Units                                 634,124              50,176              732,751            57,732
   Series I Accumulation Units                               4,605,139             660,163            1,942,787           276,598
   Series FA Accumulation Units                              5,110,732             961,908            1,671,157           311,571
   Series FG Accumulation Units                              6,918,341           1,058,309              692,639           106,251
   Series FI Accumulation Units                              1,988,299             318,789              207,059            32,436
   Series FM Accumulation Units                              1,745,516             329,755            1,217,457           229,906


   SF 135R2S

   Series SU Accumulation Units                              4,886,186             942,800              947,851          188,764
   Series SV Accumulation Units                              7,552,784           1,366,412              745,648          142,445
   Series FM Accumulation Units                                511,763              95,847               74,328           14,079
   Series FG Accumulation Units                              5,215,983             786,021              403,700           61,003
   Series FO Accumulation Units                              2,521,718             501,641              105,526           21,247

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 5 -- UNITS OF CAPITAL

The following are the units outstanding and corresponding unit values as of December 31, 1996:

                                                   Units
             Description                        Outstanding          Unit Value
             -----------                        -----------          ----------
   SF 135R; SF 226 RI Contracts

   Series B Accumulation Units                     309,366           $   8.68
   Series G Accumulation Units                   2,143,643              13.77
   Series FA Accumulation Units                  7,492,590               6.81
   Series FG Accumulation Units                  6,733,435               8.08
   Series FI Accumulation Units                  2,309,743               8.54
   Series FO Accumulation Units                    370,006               6.86
   Series FM Accumulation Units                  1,898,863               5.62
   Series SU Accumulation Units                    433,865               5.56
   Series AS Accumulation Units                  3,022,385               6.73
   Series SI Accumulation Units                    308,110               6.62
   Series FC Accumulation Units                  3,986,138               7.54
   Series FE Accumulation Units                    841,369               6.93
   Series SV Accumulation Units                    282,186               5.59


   SF 234; SF 224FL; SF 236FL; SF 1700 Contracts

   Series B Accumulation Units                    269,726              18.60
   Series G Accumulation Units                  1,795,933              42.57
   Series T Accumulation Units                  1,581,897              36.72
   Series P Accumulation Units                    186,679              13.49
   Series I Accumulation Units                  1,569,196               8.57
   Series FA Accumulation Units                 1,940,307               6.58
   Series FG Accumulation Units                 2,551,369               7.77
   Series FI Accumulation Units                   834,905               8.32
   Series FM Accumulation Units                   671,516               5.66


   SF 224R1; SF 230

   Series B Accumulation Units                    228,651               8.37
   Series G Accumulation Units                  2,180,227              14.50
   Series FA Accumulation Units                 4,090,633               6.74
   Series FG Accumulation Units                 2,743,175               8.05
   Series FI Accumulation Units                   548,320               8.57

SECURITY FIRST LIFE SEPARATE ACCOUNT A

   Series FM Accumulation Units                   121,370               5.63




NOTE 5 -- UNITS OF CAPITAL (continued)

                                               Units
                          Description       Outstanding          Unit Value
                          -----------       -----------          ----------

   SF 135R2S
   ---------
   Series SU Accumulation Units              2,969,871           $   5.53
   Series SV Accumulation Units              3,807,608               7.01
   Series FM Accumulation Units                356,076               5.67
   Series FG Accumulation Units              2,052,512               7.93
   Series FO Accumulation Units              1,359,629               5.87


NOTE 6 --  ACQUISITION OF SEPARATE ACCOUNT

As a result of certain agreements entered into between Security Life and Fidelity Standard Life Insurance Company (Fidelity Standard), Security Life assumptively reinsured certain annuity business from Fidelity Standard. These agreements were effective October 31, 1996. The reinsurance between Security Life and Fidelity Standard included variable annuity contracts (SF 224R1 Contracts) which became part of the Separate Account. This transaction had no effect on unit values or number of units outstanding with respect to the SF224R1 Contracts. Previously issued financial statements for the Separate Account and Fidelity Standard Life Separate Account were not effected by this transaction.

                         Report of Independent Auditors


Board of Directors
Security First Life Insurance Company

We have audited the accompanying consolidated balance sheets of Security First Life Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Security First Life Insurance Company and subsidiaries at December 31, 1996 and 1995, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles.

As discussed in Note 3 to the consolidated financial statements, Security First Life Insurance Company and subsidiaries made certain accounting changes in 1994.




February 7, 1997

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED BALANCE SHEETS


                                                       December 31
                                                  1996            1995
                                               ----------     ----------
                                                      (In thousands)
ASSETS

INVESTMENTS
  Fixed maturities                             $2,251,951     $2,178,985
  Policy and mortgage loans                        22,378         18,798
  Short-term investments                           24,607          7,024
  Other investments                                 2,754          5,440
                                               ----------     ----------
                                                2,301,690      2,210,247

CASH AND CASH EQUIVALENTS                          11,472          7,990

ACCRUED INVESTMENT INCOME                          32,797         30,459

DEFERRED POLICY ACQUISITION COSTS                 103,950         56,515

OTHER ASSETS
  Property under capital lease                     10,100         10,680
  Assets held in separate accounts                594,249        340,287
  Receivable from sale of subsidiary               22,295
  Other                                             4,063          4,318
                                               ----------     ----------
                                                  630,707        355,285
                                               ----------     ----------

                                               $3,080,616     $2,660,496
                                               ==========     ==========


       The accompanying notes are an integral part of these consolidated financial statements.

                                                                       December 31
                                                                  1996            1995
                                                               ----------     ----------
                                                                    (In thousands)
LIABILITIES AND STOCKHOLDER'S EQUITY

LIABILITIES
 Policyholder liabilities                                      $2,222,128     $2,047,818
 Obligation under capital lease                                    15,720         15,966
 Notes payable to parent                                           35,000         35,000
 Note payable                                                                      1,000
 Federal income taxes                                              31,296         35,052
 Liabilities related to separate accounts                         594,249        340,287
 Other                                                              7,687          5,293
                                                               ----------     ----------
                                                                2,906,080      2,480,416

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY
 Preferred stock, $1 par value
      Authorized, issued and outstanding -- 200,000 shares            200            200
    Common stock, $200 par value
      Authorized -- 15,000 shares
      Issued and outstanding -- 11,000 shares                       2,200          2,200
 Additional paid-in capital                                        48,147         48,147
 Net unrealized investment gains                                   16,949         38,972
 Retained earnings                                                107,040         90,561
                                                               ----------     ----------
                                                                  174,536        180,080
                                                               ----------     ----------

                                                               $3,080,616     $2,660,496
                                                               ==========     ==========

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF INCOME


                                                               Year Ended December 31
                                                           1996          1995          1994
                                                        ---------      --------     ---------
                                                                     (In thousands)
REVENUES
  Net investment income                                 $ 164,115      $158,174     $ 146,101
  Annuity product income                                   10,006        14,815         6,121
  Net realized investment gains (losses)                   (2,179)        1,347        (1,735)
  Gain on sale of subsidiary                                3,879
  Other                                                       709           701           709
                                                        ---------      --------     ---------
      TOTAL REVENUES                                      176,530       175,037       151,196


BENEFITS AND EXPENSES
  Interest credited to policyholders                      106,347       103,959       102,776
  Benefits in excess of policyholder liabilities            4,960         5,738         4,119
  Amortization of deferred policy acquisition costs        13,542        15,505         5,612
  Operating expenses                                       25,721        28,201        23,543
                                                        ---------      --------     ---------
      TOTAL BENEFITS AND EXPENSES                         150,570       153,403       136,050
                                                        ---------      --------     ---------
                                                           25,960        21,634        15,146

Income tax expense
  Current                                                   3,596         3,044         1,776
  Deferred                                                  5,885         3,105         3,388
                                                        ---------      --------     ---------
                                                            9,481         6,149         5,164
                                                        ---------      --------     ---------

      NET INCOME                                        $  16,479      $ 15,485     $   9,982
                                                        =========      ========     =========

       The accompanying notes are an integral part of these consolidated financial statements.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY


                                                                                Net
                                                                 Additional  Unrealized                    Total
                                       Preferred      Common      Paid-in    Investment     Retained  Stockholder's
                                         Stock        Stock       Capital   Gains (Losses)  Earnings      Equity
                                       ---------    ---------    ---------- --------------  --------  -------------
                                                                  (In thousands)
Balance at January 1, 1994            $    200      $  2,200      $48,147     $    (43)     $ 65,094     $115,598

 Net income                                                                                    9,982        9,982

 Cumulative effect of change in
   accounting principle
   at January 1                                                                 28,618                     28,618

 Net unrealized investment losses                                              (50,136)                   (50,136)
                                      --------      --------      -------     --------      --------     --------

Balance at December 31, 1994               200         2,200       48,147      (21,561)       75,076      104,062


 Net income                                                                                   15,485       15,485

 Net unrealized investment gains                                                60,533                     60,533
                                      --------      --------      -------     --------      --------     --------

Balance at December 31, 1995               200         2,200       48,147       38,972        90,561      180,080



 Net income                                                                                   16,479       16,479

 Net unrealized investment losses                                              (22,023)                   (22,023)
                                      --------      --------      -------     --------      --------     --------

Balance at December 31, 1996          $    200      $  2,200      $48,147     $ 16,949      $107,040     $174,536
                                      ========      ========      =======     ========      ========     ========


       The accompanying notes are an integral part of these consolidated financial statements.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                    Year Ended December 31
                                                             1996            1995            1994
                                                         -----------      ---------      -----------
                                                                          (In thousands)
OPERATING ACTIVITIES
    Net income                                           $    16,479      $  15,485      $     9,982
    Adjustments to reconcile net income to net cash
      provided by operations:
        Net realized investment losses (gains)                 2,179         (1,347)           3,014
        Depreciation and amortization                          1,772          1,391            2,281
        Accretion of discount and amortization
         of premium on investments                             1,988          1,059           (2,423)
        Gain on sale of subsidiary                            (3,879)
        Changes in operating assets and liabilities:
          Accrued investment income                           (2,338)        (3,441)            (648)
          Deferred policy acquisition costs                  (24,655)       (15,676)          (4,915)
          Other assets                                       (19,008)         2,194            4,560
          Other liabilities                                    9,889            673           (9,050)
                                                         -----------      ---------      -----------
          NET CASH PROVIDED BY
          (USED IN) OPERATING ACTIVITIES                     (17,573)           338            2,801

INVESTING ACTIVITIES
    Fixed maturity securities
      Purchases                                           (1,065,166)      (636,371)      (1,033,097)
      Sales and maturities                                   934,171        439,897          860,239
    Net sale (purchase) of other investments                    (314)           801            3,277
    Net sale (purchase) of short-term investments            (17,583)        19,191          (26,215)
    Repayment (issuance) of loans, net                        (3,580)        (2,558)           5,792
    Purchase of equipment                                       (320)          (388)            (896)
                                                         -----------      ---------      -----------
          NET CASH USED IN
          INVESTING ACTIVITIES                              (152,792)      (179,428)        (190,900)

FINANCING ACTIVITIES
    Receipts credited to policyholder accounts               693,095        565,698          468,898
    Amounts returned to policyholders                       (518,002)      (390,760)        (326,691)
    Issuance of note payable to parent                                                        10,000
    Repayment of note payable                                 (1,000)        (1,000)          (1,000)
    Reduction of capital lease obligation                       (246)          (217)            (192)
                                                         -----------      ---------      -----------
          NET CASH PROVIDED
          BY FINANCING ACTIVITIES                            173,847        173,721          151,015
                                                         -----------      ---------      -----------

          INCREASE (DECREASE) IN
          CASH AND CASH EQUIVALENTS                            3,482         (5,369)         (37,084)

Cash and cash equivalents at beginning of year                 7,990         13,359           50,443
                                                         -----------      ---------      -----------

          CASH AND CASH
          EQUIVALENTS AT END OF YEAR                     $    11,472      $   7,990      $    13,359
                                                         ===========      =========      ===========

       The accompanying notes are an integral part of these consolidated financial statements.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 1996 AND 1995

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION -- Security First Life Insurance Company (Security First
Life) and subsidiaries (collectively, the Company) is a wholly-owned subsidiary of Security First Group, Inc. (SFG). SFG has been a wholly-owned subsidiary of London Insurance Group, Inc. (LIG) since May 1994. The Company sells a broad range of fixed and variable annuity contracts.

The Company's consolidated financial statements are prepared in conformity with generally accepted accounting principles (GAAP) which differ in some respects from statutory accounting practices prescribed or permitted by regulatory authorities (statutory basis) and include the accounts of its wholly-owned subsidiary, Security First Life Insurance Company of Arizona (SFL-Arizona). Prior to December 31, 1996, the financial statements also included the accounts of Fidelity Standard Life Insurance Company (Fidelity Standard Life), which was sold as of that date. (See Note 9.) All significant intercompany transactions and accounts are eliminated in consolidation.

INVESTMENTS -- Investments are reported on the following bases:

    Fixed Maturities -- at fair value, which differs from the amortized cost of such investments. Unrealized gains and losses on these investments (net of related adjustments for deferred policy acquisition costs and applicable deferred income taxes) are credited or charged to stockholder's equity and, accordingly, have no effect on net income.

    For those fixed maturities which are mortgage-backed, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. Such adjustment is included in net investment income.

    The Company classifies its fixed maturities as available-for-sale. The Company does not maintain a trading portfolio.

    Policy and mortgage loans -- at unpaid balances.

    Short-term investments -- at cost, which approximates fair value.

    Other investments -- at fair value.

    Realized gains and losses on disposal of investments are determined on a specific identification basis.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

CASH AND CASH EQUIVALENTS -- Cash equivalents consist of investments in money market funds. The carrying amount of cash equivalents approximates fair value.

DEFERRED POLICY ACQUISITION COSTS -- As of January 1, 1995, the Company adopted the account value deposit method of reporting for two-tier annuities (those annuities that have a different interest credited rate for annuitization as compared to withdrawal). The Company had previously adopted this method for single-tier annuities. Under this method, commissions and other costs of acquiring annuities that vary with and are primarily related to the acquisition of such business are included in deferred policy acquisition costs. Prior to that date, certain commission costs for two-tier annuities were reported as a component of policyholder liabilities. As a result of this change, deferred policy acquisition costs and policyholder liabilities increased by $38,590,000 on January 1, 1995 with no effect on stockholder's equity. Additionally, the presentation of certain revenue and expense items in the consolidated statement of income for the year ended December 31, 1995 has been effected by this change with no significant impact on net income.

Deferred policy acquisition costs are being amortized in proportion to the present value of estimated future gross margins which includes the impact of realized investment gains and losses.

POLICYHOLDER LIABILITIES -- As indicated previously, the Company adopted the account value deposit method for reporting on two-tier annuities as of January 1, 1995. Under this method, the policyholder liabilities for two-tier annuities are the lower tier account values. Policyholder liabilities for the Company's single-tier fixed annuity products are the account values.

The fair value of policyholder liabilities is estimated assuming all policyholders surrender their policies. The carrying amounts and estimated fair values are as follows (in thousands):

                                  Carrying Amount       Estimated Fair Value
                                  ---------------       --------------------
December 31, 1996                   $2,222,128               $2,147,777
December 31, 1995                    2,047,818                1,976,079

NOTES PAYABLE -- Notes payable are carried at their unpaid balances which approximate fair value because the interest rates on these notes approximate market rates.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

INCOME TAXES -- The Company files consolidated federal income tax returns with SFG. Income taxes are provided on the basis as if the companies filed separately.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Such differences are related principally to the deferral of policy acquisition costs, the valuation of fixed maturities and the provision for policyholder liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

SEPARATE ACCOUNTS -- The assets held in separate accounts represent funds that are separately administered by the Company pursuant to variable annuity contracts. The liabilities related to separate accounts consist of policyholder liabilities for variable annuities. The separate account assets and liabilities are reported at fair value. The Company receives a fee for administrative services provided to the separate accounts. Investment risks associated with fair value changes are borne by the contract holders.

ANNUITY REVENUES AND BENEFITS -- Annuity product income represents fees earned from policyholders of annuity contracts, including surrender charges, annuitization charges and administration fees. Benefits in excess of policyholder liabilities consists of the difference between the policyholder account values annuitized during the period and the related policyholder liability balances.

ESTIMATES -- Certain amounts reported in the accompanying consolidated financial statements are based on management's best estimates and judgments. Actual results could differ from those estimates.

RECLASSIFICATIONS -- Certain reclassifications of prior-year amounts have been made to conform with current-year classifications.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 2 -- STATUTORY CAPITAL AND RESTRICTIONS

Security First Life and its subsidiaries are required to file annual statements with various state insurance regulatory authorities on a statutory basis.

The statutory-basis capital and surplus at December 31, 1996, 1995 and 1994, and statutory-basis net income for those years are as follows (in thousands):

                                                      Capital        Net
                                                    and Surplus     Income
                                                    -----------     ------
December 31, 1996
-----------------
Security First Life Insurance Company                $107,501*     $13,449*
Security First Life Insurance Company of Arizona       13,823*       1,187*

December 31, 1995
-----------------
Security First Life Insurance Company                $100,027      $ 3,161
Fidelity Standard Life Insurance Company               15,573          831
Security First Life Insurance Company of Arizona       12,715          612

December 31, 1994
-----------------
Security First Life Insurance Company                $ 99,272      $ 1,758
Fidelity Standard Life Insurance Company               14,894          409
Security First Life Insurance Company of Arizona       12,118        1,246

    * These unaudited amounts are preliminary and subject to change upon completion of the statutory annual statements.


Security First Life and Fidelity Standard Life are incorporated and domiciled in Delaware. SFL-Arizona is incorporated and domiciled in Arizona. The payment of dividends is subject to statutory limitations which are based on each company's statutory-basis net income and surplus levels. At December 31, 1996, the maximum amount of dividends Security First Life could pay SFG without prior approval from state insurance regulatory authorities is $12,132,000.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 3 -- INVESTMENTS

The Company adopted Statement of Financial Accounting Standards No. 115 (SFAS No. 115), Accounting for Certain Investments in Debt and Equity Securities, as of January 1, 1994. In accordance with SFAS No. 115, prior period financial statements were not restated to reflect the change in accounting principle. The cumulative effect as of January 1, 1994 of adopting SFAS No. 115 was an increase in stockholder's equity of $28,618,000 -- net of related adjustments for deferred policy acquisition costs of $62,166,000 which was recorded as an adjustment to policyholder liabilities and deferred income taxes of $14,743,000 -- to reflect the net unrealized gains on securities previously carried at amortized cost. There was no effect on net income as a result of the adoption of SFAS No. 115.

Unrealized investment gains reported in the accompanying financial statements are as follows (in thousands):


                                                                  December 31
                                                               1996        1995
                                                             -------     --------
Unrealized investment gains                                  $48,552     $104,593
Less:   Adjustment for deferred policy acquisition costs      22,942       45,736
        Deferred income taxes                                  8,661       19,885
                                                             -------     --------

        Net unrealized investment gains                      $16,949     $ 38,972
                                                             =======     ========

The Company reports realized gains (losses) on investment transactions net of any adjustment to the amortization of deferred policy acquisition costs when such amortization is accelerated or decelerated as a result of the realization of gains or losses other than as originally anticipated on the sale of investments associated with annuity products. Net realized investment gains (losses) reported in the accompanying financial statements are as follows (in thousands):

                                                   1996         1995         1994
                                                 -------      -------      -------
Fixed maturities
  Gross gains                                    $ 8,923      $ 6,181      $ 7,174
  Gross losses                                    (8,075)      (4,621)      (6,328)
                                                 -------      -------      -------
                                                     848        1,560          846
Losses on other investments                       (3,027)        (213)      (2,281)
Accelerated amortization of
  deferred policy acquisition costs                                           (300)
                                                 -------      -------      -------
 Net realized investment gains (losses)          $(2,179)     $ 1,347      $(1,735)
                                                 =======      =======      =======

Proceeds from sales of fixed maturities are $911,529,000 and $441,790,000 in 1996 and 1995, respectively.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 3 -- INVESTMENTS (continued)

The amortized cost and fair value of fixed maturities as of December 31, 1996 and 1995 are summarized as follows (in thousands):

                                                          Gross          Gross
                                         Amortized     Unrealized     Unrealized         Fair
                                            Cost         Gains          Losses          Value
                                         ---------     ----------     ----------        ------
December 31, 1996
-----------------
   U.S. Treasury securities and
     obligations of U.S. Government
     corporations and agencies           $  115,250     $   7,165      $      (494)     $  121,921
   Debt securities issued by foreign
     governments                             35,960         1,335             (308)         36,987
   Corporate securities                   1,106,617        38,203          (10,094)      1,134,726
   Mortgage-backed securities               945,534        20,188           (7,405)        958,317
                                         ----------     ---------      -----------      ----------
                                         $2,203,361     $  66,891      $   (18,301)     $2,251,951
                                         ==========     =========      ===========      ==========

December 31, 1995
-----------------
   U.S. Treasury securities and
     obligations of U.S. Government
     corporations and agencies           $  131,672     $  12,467      $      (153)     $  143,986
   Debt securities issued by foreign
     governments                             16,779         1,687                           18,466
   Corporate securities                     896,766        64,723           (5,194)        956,295
   Mortgage-backed securities             1,029,090        33,049           (1,901)      1,060,238
                                         ----------     ---------      -----------      ----------
                                         $2,074,307     $ 111,926      $    (7,248)     $2,178,985
                                         ==========     =========      ===========      ==========

The amortized cost and fair value of fixed maturities by contractual maturity at December 31, 1996, are summarized below. Actual maturities will differ from contractual maturities because certain borrowers have the right to call or prepay obligations.

                                                  Amortized       Fair
                                                    Cost          Value
                                                 ----------     ----------
                                                      (In thousands)
      Due in one year or less                    $      923     $      955
      Due after one year through five years         234,687        242,136
      Due after five years through ten years        608,014        620,501
      Due after ten years                           414,203        430,042
      Mortgage-backed securities                    945,534        958,317
                                                 ----------     ----------
                                                 $2,203,361     $2,251,951
                                                 ==========     ==========

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 3 -- INVESTMENTS (continued)

The Company has recorded valuation reserves for other-than-temporary impairment in the value of investments of $6,900,000 and $4,250,000 at December 31, 1996 and 1995, respectively.

Concentrations of credit risk with respect to fixed maturities are limited due to the large number of issues owned and their dispersion across many different industries and geographic areas. Accordingly, at December 31, 1996, the Company had no significant concentration of credit risk.

The fair values for fixed maturities are primarily based on values obtained from independent pricing services.

The carrying amount of mortgage loans ($945,000 at December 31, 1996 and 1995) and policy loans ($21,433,000 and $17,853,000 at December 31, 1996 and 1995,
respectively) approximates fair value because the interest rates on these loans approximate market rates.

The Company places its temporary cash investments with high-credit quality financial institutions and, by corporate policy, limits the amount of credit exposure to any one financial institution.

At December 31, 1996, investment securities having an amortized cost of $10,566,000 were on deposit with various states in accordance with state insurance department requirements.

Investment income by major category of investment is summarized as follows (in thousands):

                                 1996           1995           1994
                              ---------      ---------      ---------
Fixed maturities              $ 165,997      $ 159,266      $ 148,303
Policy and mortgage loans         1,283          1,229          1,518
Short-term investments            1,718          1,943            114
Other investments                   553            894            406
Cash and cash equivalents           486            388            783
                              ---------      ---------      ---------
                                170,037        163,720        151,124

Investment expenses              (5,922)        (5,546)        (5,023)
                              ---------      ---------      ---------

   Net investment income      $ 164,115      $ 158,174      $ 146,101
                              =========      =========      =========


The Company has no significant amounts of non-income producing investments.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 4 -- NOTES PAYABLE

Notes payable consist of the following as of December 31 (in thousands):


                                                            1996        1995
                                                          -------     -------
5% Surplus note due to SFG, interest payable monthly,
principal payable upon regulatory approval                $25,000     $25,000

8% Surplus note due to SFG, interest payable monthly,
principal payable upon regulatory approval                 10,000      10,000

8% Note due to The Capitol Life Insurance Company,
interest payable quarterly, principal payment
of $1,000,000  paid on December 31, 1996                                1,000
                                                          -------     -------
                                                          $35,000     $36,000
                                                          =======     =======


Security First Life has a $15,000,000 bank revolving credit line which bears interest at a floating rate based on London Interbank Offered Rates. There were no borrowings outstanding under this revolving credit line at December 31, 1996 and 1995. The $25,000,000 and $10,000,000 surplus notes payable to SFG are pledged, along with the common and preferred stock of Security First Life, as collateral for SFG's bank revolving credit line.

There are no principal payments due on the notes payable during the next five years.

Interest paid by the Company totaled $2,133,000 in 1996, $2,225,000 in 1995 and $1,799,000 in 1994.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 5 -- INCOME TAXES

The liability for federal income taxes includes deferred taxes of $30,496,000 and $35,875,000 at December 31, 1996 and 1995, respectively. Significant components of these deferred taxes are as follows (in thousands):

                                           1996        1995
                                         -------     -------
Deferred tax liabilities:
  Deferred policy acquisition costs      $41,153     $32,937
  Fixed maturities                         7,124      19,980
  Other assets                             1,794
                                         -------     -------
      Total deferred tax liabilities      50,071      52,917

Deferred tax assets:
  Policyholder liabilities                12,856      13,384
  Other liabilities                        6,503       3,388
  Other, net                                 216         270
                                         -------     -------
      Total deferred tax assets           19,575      17,042
                                         -------     -------

     Net deferred tax liabilities        $30,496     $35,875
                                         =======     =======

Income taxes paid by the Company were $1,972,000 in 1996, $3,248,000 in 1995 and $2,000,000 in 1994.

The following is a reconciliation of the federal income tax at statutory rates of 34% with the income tax provision as shown in the accompanying financial statements (in thousands):

                                         1996         1995
                                       -------      -------
Federal income tax at 34%              $ 8,826      $ 7,356
Dividends received deduction              (259)        (317)
True up of prior year taxes                924         (875)
Other                                      (10)         (15)
                                       -------      -------

  Provision for income tax expense     $ 9,481      $ 6,149
                                       =======      =======

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 6 -- CAPITAL LEASE

Security First Life has a lease for office space that expires in 2014. This lease is treated as a capital lease for financial reporting purposes.

The Company subleases space on an annual basis to SFG to use as its home office. Related income offset against the lease costs was $1,656,000, $1,663,000 and $1,649,000 for the years ended December 31, 1996, 1995 and 1994, respectively. Future payments under the lease are as follows (in thousands):


1997                                                  $2,166
1998                                                   2,166
1999                                                   2,166
2000                                                   2,166
2001                                                   2,166
Thereafter                                            26,885
                                                     -------

            Total minimum rental payments             37,715

             Amount representing interest            (21,995)
                                                     -------
 Present value of minimum rental payments            $15,720
                                                     =======

The property under capital lease is net of accumulated amortization of $7,297,000 in 1996 and $6,717,000 in 1995. Lease amortization expense was $580,000 in 1996 and 1995.


NOTE 7 -- COMMITMENTS

The Company has forward contracts with commitments to purchase mortgage-backed securities with total par values of $17,500,000 at December 31, 1996. The Company uses these contracts to hedge the interest rate risk on future investments that match policyholder liabilities, primarily related to guaranteed-rate products. Gains or losses realized on such contracts are included in the carrying value of the underlying anticipated investment. The Company is subject to the risk that the counterparties to such contracts would fail to deliver the securities to the Company on settlement date, if the Company were to hold the contract on that date. The Company's current cash balances and expected future cash flows are sufficient to settle the commitments under these forward contracts.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 8 -- RELATED PARTY TRANSACTIONS

The Company has marketing and administrative agreements with SFG under which SFG provides all of the Company's marketing and policyholder administration services. Amounts incurred under these agreements were $52,102,000, $38,954,000, and $31,183,000 for 1996, 1995 and 1994, respectively. A substantial portion of these amounts are commissions and are deferred as acquisition costs.

The Company has management agreements with SFG under which the latter provides certain personnel, administrative services and office space. Amounts incurred under these agreements were $4,308,000 in 1996, 1995 and 1994.

The Company has investment advisory agreements with Security First Investment Management Corporation, a subsidiary of SFG. Fees of $5,360,000, $4,756,000, and $4,508,000 were paid in 1996, 1995 and 1994, respectively, pursuant to these agreements.


NOTE 9 -- OTHER SIGNIFICANT EVENTS

Effective December 31, 1996, the Company sold all of the common stock of its former subsidiary, Fidelity Standard Life. As a result of this transaction, the Company recognized a gain in 1996 of $3,879,000. As of December 31, 1996, the accompanying balance sheet includes receivables of $22,295,000 related to this sale. These receivables were settled in January 1997.

Prior to the sale of Fidelity Standard Life, the Company assumed all of the policyholder liabilities through several reinsurance agreements. No gain or loss was recognized on this transaction.

                                     PART C
                                OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

         (a)   Financial Statements contained herein

                  (1) Security First Life Separate Account A

                           Part A - Condensed Financial Information
                           Part B - Statement of Assets and Liabilities,
                                    Statement of Operations, Statement of
                                    Changes in Net Assets, Statement of
                                    Investments

                  (2) Security First Life Insurance Company

                           Part B - Depositor's financial statements with notes

         (b)   Exhibits

                           (10) Consent of Independent Auditors - herewith
                           (13) Organizational Chart - herewith
                           (27) Financial Data Schedule - herewith


All previously filed Exhibits to Security First Life Separate Account A registration statement and all post-effective amendments thereto are specifically incorporated herein by reference.

Item 25.       Directors and Officers of the Depositor

The officers and directors of Security First Life Insurance Company are listed below. Their principal business address is 11365 West Olympic Boulevard, Los Angeles, California 90064.


Name                                                  Position and Offices with Depositor
----                                                  -----------------------------------
Melvin M. Hawkrigg                                    Chairman of the Board and Director
Frederic J. Tomczyk                                   Director
Frank E. Farella                                      Director
General P.X. Kelley                                   Director
Robert G. Mepham                                      Director, President and Chief Executive Officer
Richard C. Pearson                                    Director, Senior Vice President, General Counsel
                                                      and Secretary
Howard H. Kayton                                      Executive Vice President and Chief Actuary
Robert D. Badun                                       Senior Vice President, Investments
Jane F. Eagle                                         Senior Vice President, Finance
Peter R. Jones                                        Senior Vice President, Public Services
Cheryl M. MacGregor                                   Senior Vice President, Administration
Alex H. Masson                                        Senior Vice President, Information Systems

Robert L. Pina                                        Senior Vice President, Human Resources
George R. Bateman                                     Vice President, Public Employees Services
James C. Turner                                       Vice President, Taxation
George J. Olah                                        Treasurer
Cheryl J. Finney                                      Assistant General Counsel and Assistant Secretary


Item 26. Persons Controlled by or under Common Control with Depositor of Registrant


The Registrant is a Separate Account of Security First Life Insurance Company ("depositor"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the depositor, see Exhibit 13.


Item 27.       Number of Contractowners


As of February 28, 1997, there were 10,609 owners of the Contracts which are the subject of this post-effective amendment.


Item 28.       Indemnification

None.

Item 29.       Principal Underwriters


Security First Financial, Inc. is the principal underwriter for Security First Life Separate Account A.


The following are the directors and officers of Security First Financial, Inc. Their principal business address is 11365 West Olympic Boulevard, Los Angeles, California 90064.


Name                                                  Position with Underwriter
----                                                  -------------------------
Robert Grant Mepham                                   Director and Chairman of the Board
Richard Carl Pearson                                  Director, President, General Counsel and Secretary
Jane Frances Eagle                                    Director, Senior Vice President, Finance and
                                                      Treasurer
Howard H. Kayton                                      Senior Vice President and Chief Actuary
James Cyrus Turner                                    Vice President, Taxation and Assistant Secretary
Cheryl J. Finney                                      Assistant General Counsel and Assistant Secretary

                       Net Underwriting      Compensation on
Name of Principal      Discount and          Redemption or         Brokerage
Underwriter            Commissions*          Annuitization         Commission            Compensation
-----------------      ----------------      ---------------       ----------            ------------
Security First         None                  None                  None                  None
Financial, Inc.

*Fee paid by Security First Life Insurance Company for serving as underwriter.

Item 30.       Location of Accounts and Records

Security First Financial, Inc., underwriter for the registrant, is located at 11365 West Olympic Boulevard, Los Angeles, California 90064. It maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Security First Life Insurance Company, the depositor for the registrant, is located at 11365 West Olympic Boulevard, Los Angeles, California 90064. It maintains those accounts and records required to be maintained by it pursuant to
Section 31(a) of the Investment Company Act and the rules promulgated thereunder and as custodian for the Registrant.

Security First Group, Inc. is located at 11365 West Olympic Boulevard, Los Angeles, California 90064. It performs substantially all of the recordkeeping and administrative services in connection with the Registrant.

Item 31.       Management Services

Not applicable.

Item 32.       Undertakings


Registrant makes the following undertakings:



Security First Life represents that the charges deducted under the Contracts described herein this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Security First.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this amended Registration Statement to be signed on its behalf in the City of Los Angeles and State of California on this 30th day of April 1997.


                                    SECURITY FIRST LIFE SEPARATE ACCOUNT A
                                                  (Registrant)

                                    By SECURITY FIRST LIFE INSURANCE COMPANY
                                                  (Sponsor)



                                    By /s/ Robert G. Mepham
                                      --------------------------------------
                                           Robert G. Mepham, President


As required by the Securities Act of 1933, this Post-Effective amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:




Signature                           Title                         Date
---------                           -----                         ----
/s/ Robert G. Mepham               President, Director           April 30, 1997
----------------------
Robert G. Mepham


/s/ Jane F. Eagle                  Principal Financial and       April 30, 1997
----------------------             Accounting Officer
Jane F. Eagle


Melvin M. Hawkrigg*                Chairman, Director            April 30, 1997
----------------------
Melvin M. Hawkrigg


----------------------             Director                      April 30, 1997
Frederic J. Tomczyk


Paul X. Kelley*                    Director                      April 30, 1997
----------------------
Paul X. Kelley

Signature                           Title                         Date
---------                           -----                         ----
Frank E. Farella*                   Director                      April 30, 1997
----------------------
Frank E. Farella


/s/ Richard C. Pearson              Director                      April 30, 1997
----------------------
Richard C. Pearson


/s/ Richard C. Pearson                                            April 30, 1997
----------------------
*(Richard C. Pearson as
Attorney-in-Fact for each
of the persons indicated)